UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-08333

Nuveen Investment Trust II

(Exact name of registrant as specified in charter)

Nuveen Investments

333 West Wacker Drive, Chicago, IL 60606

(Address of principal executive offices) (Zip code)

Mark J. Czarniecki

Vice President and Secretary

333 West Wacker Drive,

Chicago, IL 60606

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 917-7700

Date of fiscal year end: June 30

Date of reporting period: June 30, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss.3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

Mutual Funds
Nuveen Equity Funds
June 30, 2022
Annual
Report
Fund Name Class A Class C Class R6 Class I
Nuveen Global Equity Income Fund NQGAX NQGCX — NQGIX
Nuveen International Value Fund NAIGX NCIGX — NGRRX
Nuveen Multi Cap Value Fund NQVAX NQVCX — NQVRX
Nuveen Large Cap Value Fund NQCAX NQCCX — NQCRX
Nuveen Small/Mid Cap Value Fund NSMAX NSMCX NWQFX NSMRX
Nuveen Small Cap Value Opportunities Fund NSCAX NSCCX NSCFX NSCRX

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Table
of Contents

Chair’s Letter to Shareholders 4
Important Notices 5
Portfolio Managers’ Comments 6
Risk Considerations 12
Fund Performance, Expense Ratios and Holdings Summaries 13
Expense Examples 28
Report of Independent Registered Public Accounting Firm 30
Portfolios of Investments 31
Statement of Assets and Liabilities 52
Statement of Operations 54
Statement of Changes in Net Assets 55
Financial Highlights 58
Notes to Financial Statements 70
Important Tax Information 86
Additional Fund Information 88
Liquidity Risk Management Program 89
Annual Investment Management Agreement Approval Process 90
Glossary of Terms Used in this Report 98
Trustees and Officers 100

Chair’s Letter
to Shareholders
Dear Shareholders,
The first half of 2022 was challenging for financial markets. While global economic activity began to slow from post-pandemic peaks as pent-up demand waned and crisis-era monetary and fiscal support programs were phased out, persistently high inflation and central banks’
response have contributed to heightened uncertainty about financial and economic conditions.
Inflation has surged partially due to supply chain bottlenecks and exacerbated by Russia’s war in Ukraine and recent lockdowns across China to contain a large-scale COVID-19 outbreak.
This has necessitated more forceful responses from the U.S. Federal Reserve (Fed) and other central banks, who now face an even more difficult task of slowing inflation without pulling their respective economies into recession. As anticipated, the Fed began the rate hiking cycle in March 2022, raising its short-term rate by 0.25% from near zero for the first time since the pandemic was declared two years ago. Larger increases of 0.50% in May and 0.75% in both June and July 2022 followed, bringing the target fed funds rate to a range of 2.25% to
2.50%. Additional rate hikes are expected in the remainder of this year, although Fed officials will closely monitor inflation data along with other economic measures and modify their rate setting policy based upon these factors. U.S. gross domestic product growth has now contracted for two consecutive quarters, according to preliminary government estimates, as consumer and business activity has slowed in part due to higher prices and borrowing costs.
However, the still strong labor market suggests not all areas of the economy are weakening.
In the meantime, while markets will likely continue fluctuating with the daily headlines, we encourage investors to keep a long-term perspective. To learn more about how well your portfolio is aligned to your time horizon, risk tolerance and investment goals, consider reviewing it with your financial professional.
On behalf of the other members of the Nuveen Fund Board, I look forward to continuing to earn your trust in the months and years ahead.
Terence J. Toth
Chairman of the Board
August 22, 2022

Important Notices

For Shareholders of
Nuveen Global Equity Income Fund
Nuveen International Value Fund
Nuveen Multi Cap Value Fund
Nuveen Large Cap Value Fund
Nuveen Small/Mid Cap Value Fund
Nuveen Small Cap Value Opportunities Fund
Sub-Adviser and Fund Name Changes
During August 2021, the Funds’ Board of Trustees approved sub-advisory agreements, effective on December 31, 2021, between
Nuveen Fund Advisors, LLC (“NFAL”), the Funds’ investment adviser, and Nuveen Asset Management, LLC (“NAM”), pursuant to which NAM replaced NWQ Investment Management Company, LLC (“NWQ”) as each Fund’s sub-adviser. NAM and NWQ are both affiliates of NFAL and are subsidiaries of Nuveen, LLC. The Funds’ portfolio management teams and investment strategies were not affected by the sub-adviser change. In connection therewith, the Funds’ Board of Trustees also approved the following name change for each Fund, effective October 29, 2021:
• Nuveen NWQ Global Equity Income Fund to Nuveen Global Equity Income Fund
• Nuveen NWQ International Value Fund to Nuveen International Value Fund
• Nuveen NWQ Multi-Cap Value Fund to Nuveen Multi Cap Value Fund
• Nuveen NWQ Large-Cap Value Fund to Nuveen Large Cap Value Fund
• Nuveen NWQ Small/Mid-Cap Value Fund to Nuveen Small/Mid Cap Value Fund
• Nuveen NWQ Small-Cap Value Fund to Nuveen Small Cap Value Opportunities Fund
For additional information regarding these changes, please consult the Funds’ prospectus dated October 29, 2021.

Portfolio Managers’
Comments
Nuveen Global Equity Income Fund
Nuveen International Value Fund
Nuveen Multi Cap Value Fund
Nuveen Large Cap Value Fund
Nuveen Small/Mid Cap Value Fund
Nuveen Small Cap Value Opportunities Fund
These Funds feature portfolio management by Nuveen Asset Management, LLC (NAM), an affiliate of Nuveen Fund Advisors, LLC, the Funds’ investment adviser. James T. Stephenson, CFA, and Thomas J. Ray, CFA, manage the Nuveen Global Equity Income
Fund. Peter Boardman and James T. Stephenson, CFA, serve as portfolio managers of the Nuveen International Value Fund. Jon D.
Bosse, CFA, and Jujhar S. Sohi, CFA, manage the Nuveen Multi Cap Value and Nuveen Large Cap Value Funds. Andrew C. Hwang
and Thomas J. Lavia, CFA, manage the Nuveen Small/Mid Cap Value and the Nuveen Small Cap Value Opportunities Funds.
Here the portfolio managers review economic and market conditions, key management strategies and the Funds' performance for the twelve-month reporting period ended June 30, 2022.
What factors affected the U.S. economy and global market conditions during the twelve-month annual reporting period ended June 30, 2022?
After recovering from the pandemic in 2021, the U.S. economy weakened in the first half of 2022. Overall, 2021 gross domestic product (GDP) grew by 5.7% as the economy reopened with the help of $5.3 trillion in crisis-related aid from the federal government, low borrowing rates for businesses and individuals, an increase in COVID-19 vaccinations and improved treatments for
COVID-19. However, in early 2022, China’s COVID-19 lockdown and the Russia-Ukraine war worsened existing pandemic-related supply chain disruptions. Inflation increased more than expected during the first half of 2022, putting pressure on global central banks to respond with more aggressive measures than initially expected.
The U.S. Federal Reserve (Fed) began an interest rate hiking cycle in March 2022 with a 0.25% hike to the target federal funds rate, followed by larger increases of 0.50% in May 2022, 0.75% in June 2022 and (after the close of this reporting period) another 0.75%
in July 2022. Overall, the Fed raised the target federal funds rate from near zero at the start of 2022 to a range of 2.25% to 2.50%
by July 2022. As a result, interest rate, stock and bond price volatility increased as markets considered whether the Fed could cool inflation without pulling the economy into a recession. By mid-year, inflation and higher borrowing costs appeared to be dampening consumer confidence and consumer spending. Additionally, two consecutive quarters of negative U.S. gross domestic product
(GDP) growth added to recession risks. U.S. GDP fell by an annual rate of 0.9% in the second quarter of 2022, according to the advance estimate from the U.S. Bureau of Economic Analysis. This followed a 1.6% annualized GDP decrease in the first quarter of
2022. However, the labor market, another key gauge of the economy’s health, has remained resilient. As of July 2022 (subsequent to the close of the reporting period), the U.S. unemployment rate fell to 3.5%, its pre-pandemic low, and the economy has now recovered the 22 million jobs lost when the pandemic began.
The equity market appreciated in the first half of the reporting period; the S&P 500® Index returned 11.7%. The equity market’s fourth quarter of 2021 was the strongest during the reporting period, but not the smoothest as inflation and monetary policy concerns drove a short, but intense bout of volatility mid-quarter. Investors were optimistic as the second half of the reporting period began, but uncertainty grew as inflation remained much more relevant than expected, energy prices spiked and most central banks accelerated plans to tighten monetary policy. Global and U.S. equity markets declined sharply during the second half of the reporting period: the MSCI World Index (Net) fell -20.5% and the Russell 1000® Value Index returned -12.9%, outperforming U.S.
growth stocks as the Russell 1000® Growth Index returned -28.1%.
Nuveen Global Equity Income Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2022?
The Fund seeks to provide high current income and long-term capital appreciation by investing in global equity and income-
producing securities. Under normal market conditions, the Fund’s minimum exposure to non-U.S. securities is 80% of the MSCI
World Value Index’s non-U.S. exposure. The Fund invests in securities of companies representing at least three different countries
(one of which may be the United States).

During the reporting period, the investment management team employed a rigorous, bottom-up, research-focused investment process. The team identified undervalued companies with positive risk/reward characteristics it believed would be present over an extended time, regardless of interim fluctuations. Notable positions the team initiated included Zurich Insurance, NN Group,
Public Service Enterprise, and Humana Inc. In addition, the investment management team sold securities or reduced positions in companies that no longer possessed attractive valuations or a catalyst, as well as companies that suspended or were projected to suspend their dividend or interest payments. Notable positions eliminated during the reporting period included Philip Morris
International Inc., ING Groep NV, Ageas SA/NV, Bank Leumi, Woodside Energy, Topsports International Holdings, Sandvik AB and
Hakuhodo DY Holdings.
How did the Fund perform during the twelve-month reporting period ended June 30, 2022?
The Nuveen Global Equity Income Fund’s Class A Shares at NAV significantly underperformed the MSCI World Value Index (Net) for the twelve-month reporting period ended June 30, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the MSCI World Value Index (Net).
The Fund's underperformance for the reporting period was driven by unfavorable security selection in the industrials sector, an overweight to and negative security selection in the communication services sector, and an underweight to and negative security selection in the consumer staples sector. Industrials holding Deutsche Post AG underperformed as the Russia-Ukraine war created new concerns about the European economy, the company's core German market weakened, and high fuel prices led to increased costs. The Fund reduced its exposure but continues to hold the position because the company’s stock is now selling at an attractive valuation and has a well-covered dividend yield. Two of the top individual detractors during the period, Chinese sportswear retailer
Topsports International Holdings and General Motors Co., were within the consumer discretionary sector. Topsports experienced challenges stemming from supply chain disruptions, rising input costs and geopolitical tensions. With the expectation of continued
headwinds, the security was sold out of the Fund in March of 2022. General Motors Co. underperformed as fears of recession, higher interest rates and higher commodity and other cost increases led to expectations of depressed future earnings. The company issued below consensus first quarter 2022 results but reiterated calendar year 2022 adjusted earnings before interest and tax (EBIT guidance). The Fund continues to hold the position, as the investment management team believes the stock is being undervalued and has the potential for recovery in the second half of 2022.
Partially offsetting the Fund's relative detractors was favorable stock selection in the health care and materials sectors. An underweight to the information technology sector was also beneficial to the Fund's relative performance. Health care holding
AbbVie Inc. outperformed as the company's new targets on a key product, Rinvoq, a prescription drug to treat rheumatoid arthritis, changed little and its prescription trends remained firm. The Fund continues to hold the position. While an underweight to and security selection in the energy sector were negative for the reporting period, energy holding Chevron Corp. was a top relative performer for the Fund as profitability and free cash flow were bolstered by higher oil prices. The company continued its disciplined capital spending and announced an increase in its dividend and share repurchase program. The Fund continues to maintain its holding in Chevron.
Nuveen International Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2022?
The Fund invests primarily in equity securities of non-U.S. companies with mid- to large-sized capitalizations through a disciplined, value oriented process that seeks long-term capital appreciation and international diversification.
During the reporting period, the investment management team employed a rigorous, bottom-up, research-focused investment process. The team identified undervalued companies with positive risk/reward characteristics it believed would be present over an extended time, regardless of interim fluctuations. During the reporting period, notable positions that were initiated included Nordea
Bank Abp, Kering, Hang Lung and Agnico Eagle Mines. The investment management team sold securities or reduced positions in companies that no longer possessed favorable attractive valuations or a catalyst for change, as well as those that suspended or were projected to suspend their dividend or interest payments. Notable positions eliminated included Incitec Pivot Ltd. and Sumitomo
Mitsui Financial.
How did the Fund perform during the twelve-month reporting period ended June 30, 2022?
The Nuveen International Value Fund’s Class A Shares at NAV outperformed the MSCI EAFE Index (Net) for the twelve-month reporting period ended June 30, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the MSCI EAFE Index (Net).

Portfolio Managers’ Comments
(continued)

The Fund’s outperformance for the reporting period was driven by favorable security selection in the materials sector and an overweight to and positive security selection in the financials sector. Materials sector holding Nutrien Ltd., along with most fertilizer stocks, outperformed given the significant increase in global energy prices, which led to curtailments of competitive nitrogen production in higher-cost regions. Nutrien also had the advantage of significant exposure to potash, which has benefited from a ban on Russian/Belarussian exports. The company is committed to increasing its own potash production to backfill this loss of supply.
The Fund continues to hold Nutrien. Another materials sector holding, Incitec Pivot Ltd., also outperformed because of the global rise in energy prices and general reduction of nitrogen production. The Fund eliminated exposure to Incitec because it reached its valuation target.
Modestly offsetting the Fund’s outperformance was an overweight to the information technology sector and an underweight to the health care sector. The greatest individual detractor during the period was industrials sector holding Deutsche Post AG.
Deutsche Post AG underperformed as the Russia-Ukraine war created new concerns about the European economy, the company’s core German market weakened, and high fuel prices led to increased costs. The Fund reduced exposure but continues to hold the position because the company’s stock is now selling significantly below its earnings per share and has a well-covered dividend yield.
Nuveen Multi Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2022?
The Fund seeks long-term capital appreciation using an all-cap opportunistic strategy with a mid-cap bias that seeks to invest in equity securities of undervalued companies, with identifiable catalysts to improve profitability and generate attractive risk-adjusted returns, selected using qualitative, bottom-up research.
During the reporting period, the investment management team employed a rigorous, bottom-up, research-focused investment process. The team identified undervalued companies with positive risk/reward characteristics it believed would be present over an extended time, regardless of interim fluctuations. During the reporting period, notable positions that were initiated included
Scotts Miracle-Gro Company, Chesapeake Energy Corp and Warner Brothers Discovery, Inc. The investment management team sold securities or reduced positions in companies that no longer possessed attractive valuations or a catalyst, as well as those that suspended or were projected to suspend their dividend or interest payments. Notable positions eliminated included Bloom Energy
Company, Houghton Mifflin Harcourt Co., Philip Morris International Inc. and National Fuel Gas Company.
How did the Fund perform during the twelve-month reporting period ended June 30, 2022?
The Nuveen Multi Cap Value Fund's Class A Shares at NAV underperformed the Russell 3000® Value Index for the twelve-month reporting period ended June 30, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 3000® Value Index.
The Fund’s underperformance for the reporting period was driven by an overweight to and unfavorable security selection in the consumer discretionary sector, as well as negative security selection within the financials sector. Consumer discretionary holding
American Eagle Outfitters Inc. underperformed because of supply-chain disruptions, higher inflation and concerns over broadly slowing demand for apparel and the effect this would have on profit margins. American Eagle Outfitters also faced idiosyncratic issues, including weaker 2022 fiscal year guidance that appeared to put mid-term fiscal year 2023 targets at risk, as well as poor free cash flow conversion in recent quarters. American Eagle Outfitters is still held in the Fund because it has a strong balance sheet and its Aerie brand is an excellent growth asset. High inventories and retail weakness are issues for all retailers in the near term, but the investment management team believes that the market has overcompensated, providing compelling risk/reward opportunities.
The Fund's portfolio is slightly underweight consumer discretionary stocks and this is its only retail position. Another top detractor during the period was health care sector holding Rigel Pharmaceuticals Inc., which underperformed after the company reported underwhelming statistical patient results for its Phase 3 clinical trial for warm antibody autoimmune hemolytic anemia. The Fund eliminated its position in Rigel Pharmaceuticals subsequent to the close of the reporting period.
Partially offsetting the Fund’s relative detractors were favorable security selection within the industrials sector and an underweight position and positive security selection in the communication services sector. In the communication services sector, shares of
Houghton Mifflin Harcourt Co. outperformed after the company announced that it was being acquired by Veritas Capital for $21 per share. The deal closed in April 2022 despite letters from multiple investors arguing that the acquisition price was too low. The
Fund sold the position on strength. Health care holding ADMA Biologics Inc. also partially offset the Fund’s underperformance. The company’s first quarter 2022 results included new medium-term profitability targets at full production and scale. The Fund continues to hold this position.

Nuveen Large Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2022?
The Fund seeks long-term capital appreciation utilizing a strategy that employs qualitative, bottom-up research in an effort to uncover equity securities of undervalued companies with identifiable catalysts to improve profitability and generate attractive risk-
adjusted returns.
During the reporting period, the investment team identified undervalued companies with a catalyst to unlock value or improve profitability, while maintaining a long-term investment view and focus on securities that could appreciate over an extended time, regardless of interim fluctuations. Some of the positions initiated included Chesapeake Energy Corp, Humana Inc. and Warner
Brothers Discovery, Inc. The investment management team sold securities or reduced exposure in companies that no longer maintained attractive valuations or catalysts. Some of the positions eliminated included Philip Morris International Inc. and Ross
Stores Inc.
How did the Fund perform during the twelve-month reporting period ended June 30, 2022?
The Nuveen Large Cap Value Fund’s Class A Shares at NAV outperformed the Russell 1000® Value Index for the twelve-month reporting period ended June 30, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 1000® Value Index.
The Fund’s outperformance for the reporting period was primarily driven by favorable security selection in the industrials sector as well as an underweight position and positive security selection in the communication services sector. Additional individual contributors included health care sector holding Vertex Pharmaceuticals Inc. and energy holding Baker Hughes. Vertex
Pharmaceuticals outperformed as investors became increasingly comfortable with Vertex’s competitive position in the research of cystic fibrosis. Additionally, Vertex presented a positive data update for its ongoing trial of sickle cell disease and beta thalassemia.
The Fund’s energy sector position in oilfield services company Baker Hughes Co. outperformed as the Russia-Ukraine war created massive ramifications for global energy markets. Baker Hughes has key technologies and assets that can help the world reduce dependence on Russian energy. The Fund continues to hold its positions in Vertex and Baker Hughes.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the consumer discretionary sector as well as underweight positioning and negative security selection in the consumer staples sector. Consumer discretionary sector holding
General Motors Co. underperformed as fears of recession, higher interest rates and higher commodity and other cost increases led to expectations of depressed future earnings. The company issued below consensus first quarter 2022 results but reiterated calendar year 2022 adjusted earnings before interest and tax (EBIT guidance). The Fund continues to hold the position as the investment management team believes that the stock is being undervalued given the potential opportunity for recovery in the second half of 2022.
Nuveen Small/Mid Cap Value Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2022?
The Fund seeks long-term capital appreciation by investing in equity securities of undervalued small- to mid-size market capitalization companies in industries with positive or improving business fundamentals as identified by a qualitative, bottom-up research process.
During the reporting period, the investment team identified undervalued companies with a catalyst to unlock value or improve profitability, while maintaining a long-term investment view and focus on securities that could appreciate over an extended time, regardless of interim fluctuations. Some of the positions initiated included Old National Bancorp, Nexstar Media Group, Inc.,
Selective Insurance Group, Inc. and CACI International Inc. The investment management team sold securities or reduced exposure in companies that no longer maintained attractive valuations or catalysts. Some of the positions eliminated included Ameris
Bancorp, Houghton Mifflin Harcourt Co, Rigel Pharmaceuticals, Inc. and Brandywine Realty Trust.

Portfolio Managers’ Comments
(continued)

How did the Fund perform during the twelve-month reporting period ended June 30, 2022?
The Nuveen Small/Mid Cap Value Fund’s Class A Shares at NAV outperformed the Russell 2500® Value Index for the twelve-month reporting period ended June 30, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2500® Value Index.
The Fund’s outperformance for the reporting period was driven by favorable security selection in the health care and industrials sectors. The top individual contributor was communication services sector holding Houghton Mifflin Harcourt Co., which outperformed after the company announced that it was being acquired by Veritas Capital for $21 per share. The deal closed in April
2022 despite letters from multiple investors arguing that the acquisition price was too low. As a result, the Fund no longer holds the position. While the energy sector was neutral overall, two of the Fund’s top contributors during the period came from the sector.
Magnolia Oil & Gas Corp. and Chesapeake Energy Corporation benefited from higher oil prices. Exposure to both companies was maintained in the Fund. Health care holding ADMA Biologics Inc. was another significant contributor to the Fund’s relative performance. The company’s first quarter 2022 results included new medium-term profitability targets at full production and scale.
The Fund continues to hold this position.
Partially offsetting the Fund’s outperformance was unfavorable security selection in the financials and communication services sectors. In addition, the Fund’s consumer discretionary holding American Eagle Outfitters Inc. detracted. American Eagle Outfitters underperformed because of supply-chain disruptions, higher inflation, and concerns about broadly slowing demand for apparel and the impact this would have on profit margins. American Eagle Outfitters also faced idiosyncratic issues, including weaker 2022 fiscal year guidance that appeared to put mid-term fiscal year 2023 targets at risk and poor free cash flow conversion in recent quarters.
As a result, the Fund exited the position subsequent to the close of the reporting period.
Nuveen Small Cap Value Opportunities Fund
What key strategies were used to manage the Fund during the twelve-month reporting period ended June 30, 2022?
The Fund seeks long-term capital appreciation by investing in equity securities of undervalued small market capitalization companies in industries with positive or improving business fundamentals as identified by a qualitative, bottom-up research process.
During the reporting period, the investment team identified undervalued companies with a catalyst to unlock value or improve profitability, while maintaining a long-term investment view and a focus on securities that could appreciate over an extended period of time, regardless of interim fluctuations. Some of the positions initiated included Heritage Commerce Corp., Old National
Bancorp, Nexstar Media Group, Inc., PowerSchool Holdings, Inc., Selective Insurance Group, Inc., SJW Group and Weatherford
International Plc. The investment management team sold securities or reduced exposure in companies that no longer maintained attractive valuations or catalysts. Some of the positions eliminated included Ameris Bancorp, Bloom Energy Company, Houghton
Mifflin Harcourt Co. and Rigel Pharmaceuticals Inc.
How did the Fund perform during the twelve-month reporting period ended June 30, 2022?
The Nuveen Small Cap Value Opportunities Fund’s Class A Shares at NAV performed in line with the Russell 2000® Value Index for the twelve-month reporting period ended June 30, 2022. For the purposes of this Performance Commentary, references to relative performance are in comparison to the Russell 2000® Value Index.
Favorable security selection in the health care and information technology sectors contributed to the Fund’s relative performance, as well as an underweight to and security selection in the communication services sector. The Fund’s top individual contributor was consumer discretionary holding Houghton Mifflin Harcourt Co., which outperformed after the company announced that it was being acquired by Veritas Capital for $21 per share. The deal closed in April 2022 despite letters from multiple investors arguing that the acquisition price was too low. As a result, the Fund sold the position on strength. Health care sector holding United Therapeutics outperformed after receiving approval for its next generation Tyvaso DPI inhaler without any major safety warnings on the label. This should bring new patients into the DPI product, which has a much longer patent life, materially extending the net present value of this product’s income stream. The Fund continues to hold the position.
Largely offsetting the Fund’s contributors was negative security selection in the industrials sector and an underweight to and security selection in the financials sector. Several top individual detractors came from the consumer discretionary sector, including American
Eagle Outfitters Inc. American Eagle Outfitters underperformed because of supply-chain disruptions, higher inflation, and concerns about broadly slowing demand for apparel and the impact this would have on profit margins. American Eagle Outfitters also faced idiosyncratic issues, including weaker 2022 fiscal year guidance that appeared to put mid-term fiscal year 2023 targets at risk and poor free cash flow conversion in recent quarters. As a result, the Fund exited the position subsequent to the close of the reporting period. While the health care sector was a positive contributor overall, Rigel Pharmaceuticals Inc. underperformed after the company reported underwhelming statistical patient results for its Phase 3 clinical trials for warm antibody autoimmune hemolytic anemia. The Fund eliminated its position in Rigel Pharmaceuticals.
This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy, sell or hold a security or an investment strategy, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.
Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The
Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.
Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this section.

Risk Considerations
Nuveen Global Equity Income Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen International Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as credit, derivatives, high yield securities, and interest rate risks, are described in detail in the Fund’s prospectus.
Nuveen Multi Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Dividends are not guaranteed. Prices of equity securities may decline significantly over short or extended periods of time.
Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency, and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Large Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards.
These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the Fund’s prospectus.
Nuveen Small/Mid Cap Value Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.
Nuveen Small Cap Value Opportunities Fund
Mutual fund investing involves risk; principal loss is possible. There is no guarantee the Fund’s investment objectives will be achieved. Prices of equity securities may decline significantly over short or extended periods of time. Investments in smaller companies are subject to greater volatility than those of larger companies. Non-U.S. investments involve risks such as currency fluctuation, political and economic instability, lack of liquidity and differing legal and accounting standards. These risks are magnified in emerging markets. These and other risk considerations, such as currency and value stock risks, are described in detail in the
Fund’s prospectus.

Fund Performance, Expense Ratios and
Holdings Summaries

The Fund Performance, Expense Ratios and Holdings Summaries for each Fund are shown within this section of the report.
Fund Performance
Performance data shown represents past performance and does not predict or guarantee future results.
Investment returns
and principal value will fluctuate so that when shares are redeemed, they may be worth more or less than their original cost. Current performance may be higher or lower than the performance shown.
Total returns for a period of less than one year are not annualized (i.e. cumulative returns). Since inception returns are shown for share classes that have less than 10-years of performance. Returns at net asset value (NAV) would be lower if the sales charge were included. Returns assume reinvestment of dividends and capital gains. For performance, current to the most recent month-end visit
Nuveen.com or call (800) 257-8787.
Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Returns may reflect fee waivers and/or expense reimbursements by the investment adviser during the periods presented. If any such waivers and/or reimbursements had not been in place, returns would have been reduced. See Notes to Financial Statements, Note
7—Management Fees and Other Transactions with Affiliates for more information.
Returns reflect differences in sales charges and expenses, which are primarily differences in distribution and service fees, and assume reinvestment of dividends and capital gains.
Comparative index and Lipper return information is provided for Class A Shares at NAV only.
Expense Ratios
The expense ratios shown are as of the Fund’s most recent prospectus. The expense ratios shown reflect total operating expenses
(before fee waivers and/or expense reimbursements, if any). The expense ratios include management fees and other fees and expenses. Refer to the Financial Highlights later in this report for the Fund’s expense ratios as of the end of the reporting period.
Holding Summaries
The Holdings Summaries data relates to the securities held in each Fund’s portfolio of investments as of the end of this reporting period. It should not be construed as a measure of performance for the Fund itself. Holdings are subject to change. Refer to the
Fund’s Portfolio of Investments for individual security information.

Nuveen Global Equity Income Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
June 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI World Value Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.90% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 9/15/09 (11.30)% 3.57% 7.02% 1.26% 1.11%
Class A Shares at maximum Offering Price 9/15/09 (16.40)% 2.35% 6.39% — —
MSCI World Value Index (Net) — (6.63)% 4.67% 7.62% — —
Lipper Global Equity Income Funds Classification
Average — (7.45)% 4.79% 6.86% — —
Class C Shares 9/15/09 (11.95)% 2.79% 6.38% 2.01% 1.86%
Class I Shares 9/15/09 (11.10)% 3.82% 7.28% 1.01% 0.86%

Holdings Summaries as of June 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 96.0%
Convertible Preferred Securities 1.5%
Structured Notes 0.4%
Other Assets Less Liabilities 2.1%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
AstraZeneca PLC, Sponsored
ADR 3.4%
Dominion Energy Inc 3.2%
Enterprise Products Partners LP 3.1%
AbbVie Inc 3.1%
Elevance Health Inc 3.0%
Portfolio Composition
1
(% of net assets)
Banks 10.0%
Insurance 8.3%
Oil, Gas & Consumable Fuels 7.2%
Pharmaceuticals 7.0%
Health Care Providers & Services 6.6%
Multi-Utilities 5.7%
Aerospace & Defense 3.7%
Chemicals 3.6%
Semiconductors &
Semiconductor Equipment 3.6%
Software 3.1%
Biotechnology 3.1%
Capital Markets 2.3%
Metals & Mining 2.3%
Air Freight & Logistics 2.1%
Food & Staples Retailing 2.1%
Industrial Conglomerates 1.9%
Entertainment 1.9%
Beverages 1.8%
Hotels, Restaurants & Leisure 1.6%
Personal Products 1.6%
Other 18.0%
Structured Notes 0.4%
Other Assets Less Liabilities 2.1%
Net Assets 100%
Country Allocation
2
(% of net assets)
United States 57.6%
Germany 9.0%
Japan 5.0%
United Kingdom 4.4%
Netherlands 3.4%
France 3.1%
Finland 3.0%
South Korea 2.7%
Australia 2.3%
Canada 1.7%
Other 5.7%
Other Assets Less Liabilities 2.1%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 3.8% (as a percentage of net assets) in emerging market countries.

Nuveen International Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
June 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the MSCI EAFE® Index (Net).
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/20/99 (12.90)% 1.17% 4.14% 1.28% 1.15%
Class A Shares at maximum Offering Price 12/20/99 (17.91)% (0.02)% 3.52% — —
MSCI EAFE® Index (Net) — (17.77)% 2.20% 5.40% — —
Lipper International Multi-Cap Value Funds
Classification Average — (14.65)% 0.80% 4.33% — —
Class C Shares 12/20/99 (13.58)% 0.41% 3.51% 2.03% 1.90%
Class I Shares 12/20/99 (12.71)% 1.42% 4.39% 1.03% 0.90%

Holdings Summaries as of June 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 98 .5%
Repurchase Agreements 0 .8%
Other Assets Less Liabilities 0.7%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
ING Groep NV 3.0%
Shell PLC, ADR 2.9%
Sompo Holdings Inc 2.7%
Sanofi 2.7%
Publicis Groupe SA 2.5%
Portfolio Composition
1
(% of net assets)
Banks 10.9%
Insurance 8.6%
Pharmaceuticals 7.5%
Semiconductors &
Semiconductor Equipment 5.0%
Metals & Mining 5.0%
Industrial Conglomerates 4.2%
Hotels, Restaurants & Leisure 3.5%
Food & Staples Retailing 3.3%
Professional Services 3.3%
Oil, Gas & Consumable Fuels 3.2%
Automobiles 3.2%
Technology Hardware, Storage
& Peripherals 3.1%
Household Durables 3.0%
Real Estate Management &
Development 2.7%
Media 2.5%
Capital Markets 2.4%
Health Care Providers & Services 2.0%
Air Freight & Logistics 2.0%
Energy Equipment & Services 1.9%
Aerospace & Defense 1.8%
Other 19.4%
Repurchase Agreements 0.8%
Other Assets Less Liabilities 0.7%
Net Assets 100%
Country Allocation
2
(% of net assets)
Japan 21 .3%
Germany 12 .1%
France 11 .6%
United Kingdom 8 .6%
Netherlands 7 .4%
United States 6 .3%
South Korea 6 .1%
Switzerland 4 .2%
Belgium 3 .7%
Singapore 2 .7%
Other 15 .3%
Other Assets Less Liabilities 0.7%
Net Assets 100%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.
2 Includes 11.9% (as a percentage of net assets) in emerging market countries.

Nuveen Multi Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
June 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 3000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.94% of the average daily net assets of any class of Fund Shares. This expense limitation may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/09/02 (8.49)% 6.68% 8.54% 1.29% 1.15%
Class A Shares at maximum Offering Price 12/09/02 (13.75)% 5.42% 7.90% — —
Russell 3000® Value Index — (7.46)% 7.01% 10.39% — —
Lipper Multi-Cap Value Funds Classification Average — (6.82)% 7.23% 10.03% — —
Class C Shares 12/09/02 (9.17)% 5.87% 7.88% 2.04% 1.90%
Class I Shares 11/04/97 (8.26)% 6.94% 8.81% 1.04% 0.90%

Holdings Summaries as of June 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 94 .9%
Investments Purchased with
Collateral from Securities
Lending 2 .2%
Repurchase Agreements 5 .2%
Other Assets Less Liabilities (2.3)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 10.1%
Oil, Gas & Consumable Fuels 7.8%
Software 6.5%
Biotechnology 5.7%
Aerospace & Defense 4.8%
Chemicals 4.8%
Insurance 4.3%
Electric Utilities 4.0%
Electrical Equipment 3.9%
Health Care Providers & Services 3.8%
Capital Markets 3.4%
Equity Real Estate Investment
Trusts 2.7%
Health Care Technology 2.6%
Food & Staples Retailing 2.4%
Energy Equipment & Services 2.2%
Automobiles 2.0%
Multi-Utilities 1.9%
Life Sciences Tools & Services 1.8%
Communications Equipment 1.8%
Pharmaceuticals 1.8%
IT Services 1.8%
Machinery 1.7%
Diversified Telecommunication
Services 1.7%
Other 11.4%
Investments Purchased with
Collateral from Securities
Lending 2.2%
Repurchase Agreements 5.2%
Other Assets Less Liabilities (2.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.4%
nVent Electric PLC 3.0%
General Dynamics Corp 2.9%
Oracle Corp 2.9%
Elevance Health Inc 2.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Large Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
June 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 1000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for periods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to
Class A Shares within such periods.  Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.79% through
July 31, 2024 or 1.35% after July 31, 2024 of the average daily net assets of any class of Fund Shares. This expense limitation expir-
ing on July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund.
The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Growth of an Assumed $10,000 Investment as of June 30, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/15/06 (4.84)% 5.97% 8.30% 1.76% 1.00%
Class A Shares at maximum Offering Price 12/15/06 (10.40)% 4.72% 7.66% — —
Russell 1000® Value Index — (6.82)% 7.17% 10.50% — —
Lipper Multi-Cap Value Funds Classification Average — (6.82)% 7.23% 10.03% — —
Class C Shares 12/15/06 (5.24)% 5.22% 7.66% 2.51% 1.75%
Class I Shares 12/15/06 (4.55)% 6.24% 8.58% 1.51% 0.75%

Holdings Summaries as of June 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 94 .7%
Investments Purchased with
Collateral from Securities
Lending 1 .3%
Repurchase Agreements 5 .7%
Other Assets Less Liabilities (1.7)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Oil, Gas & Consumable Fuels 8.1%
Banks 7.3%
Biotechnology 6.4%
Insurance 6.2%
Health Care Providers & Services 5.0%
Electrical Equipment 4.9%
Aerospace & Defense 4.7%
Software 4.4%
Capital Markets 4.1%
Chemicals 3.9%
IT Services 3.6%
Multi-Utilities 3.4%
Food & Staples Retailing 2.4%
Electric Utilities 2.3%
Energy Equipment & Services 2.2%
Interactive Media & Services 2.1%
Pharmaceuticals 2.0%
Automobiles 1.9%
Equity Real Estate Investment
Trusts 1.7%
Other 18.1%
Investments Purchased with
Collateral from Securities
Lending 1.3%
Repurchase Agreements 5.7%
Other Assets Less Liabilities (1.7)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
Shell PLC, ADR 3.7%
General Dynamics Corp 2.9%
Oracle Corp 2.8%
Wells Fargo & Co 2.8%
nVent Electric PLC 2.7%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Small/Mid Cap Value Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
June 30, 2022
Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russell 2500® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 1.10% through
July 31, 2024 or 1.45% after July 31, 2024 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/15/06 (10.81)% 5.54% 8.29% 1.64% 1.31%
Class A Shares at maximum Offering Price 12/15/06 (15.94)% 4.30% 7.65% — —
Russell 2500® Value Index — (13.19)% 5.54% 9.54% — —
Lipper Small-Cap Core Funds Classification Average — (15.77)% 5.41% 9.18% — —
Class C Shares 12/15/06 (11.48)% 4.75% 7.64% 2.39% 2.06%
Class I Shares 12/15/06 (10.57)% 5.81% 8.57% 1.39% 1.06%
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 6/30/16 (10.44)% 5.97% 8.21% 1.28% 0.95%

Growth of an Assumed $10,000 Investment as of June 30, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Fund Performance, Expense Ratios and Holdings Summaries
June 30, 2022
(continued)
Holdings Summaries as of June 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 95 .4%
Investments Purchased with
Collateral from Securities
Lending 0 .6%
Repurchase Agreements 4 .9%
Other Assets Less Liabilities (0.9)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Equity Real Estate Investment
Trusts 9.5%
Banks 9.0%
Electrical Equipment 6.9%
Insurance 6.0%
Electric Utilities 5.8%
Oil, Gas & Consumable Fuels 4.9%
Biotechnology 4.5%
Communications Equipment 4.2%
Metals & Mining 3.1%
Semiconductors &
Semiconductor Equipment 3.1%
Machinery 2.9%
Aerospace & Defense 2.4%
Health Care Technology 2.3%
Chemicals 2.2%
Software 2.2%
Auto Components 2.1%
Capital Markets 2.0%
Personal Products 1.9%
Road & Rail 1.7%
Other 18.7%
Investments Purchased with
Collateral from Securities
Lending 0.6%
Repurchase Agreements 4.9%
Other Assets Less Liabilities (0.9)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
nVent Electric PLC 2.9%
Magnolia Oil & Gas Corp, Class
A 2.8%
Everest Re Group Ltd 2.7%
Western Alliance Bancorp 2.4%
Curtiss-Wright Corp 2.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Nuveen Small Cap Value Opportunities Fund
(continued)
Fund Performance, Expense Ratios and Holding Summaries
June 30, 2022

Refer to the first page of this Fund Performance, Expense Ratios and Holdings Summaries section for further expla-
nation of the information included within this section.  Refer to the Glossary of Terms Used in this Report for further definition of terms used in this section.
Fund Performance and Expense Ratios*
* For purposes of Fund performance, relative results are measured against the Russel 2000® Value Index.
** Class A Shares have a maximum 5.75% sales charge (Offering Price). Class A Share purchases of $1 million or more are sold at net asset value without an up-front sales charge but may be subject to a contingent deferred sales charge (CDSC) of 1% if redeemed within eighteen months of purchase. Class C Shares have a 1% CDSC for redemptions within less than twelve months, which is not reflected in the total returns. Class C Shares automatically convert to Class A Shares eight years after purchase. Returns for peri-
ods longer than eight years for Class C Shares reflect the performance of Class A Shares after the deemed eight-year conversion to Class A Shares within such periods. Class R6 Shares have no sales charge and are available only to certain limited categories of investors as described in the prospectus. Class I Shares have no sales charge and may be purchased under limited circumstances or by specified classes of investors.
*** The Fund’s investment adviser has contractually agreed to waive fees and/or reimburse expenses through July 31, 2024 so that the total annual operating expenses (excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed 0.99% through
July 31, 2024 or 1.50% after July 31, 2024 of the average daily net assets of any class of Fund Shares. However, because R6 shares are not subject to sub-transfer agent and similar fee, the total annual operating expenses for Class R6 Shares will be less than the expense limitation. This expense limitation expiring July 31, 2024 may be terminated or modified prior to that date only with the approval of the Board of Trustees of the Fund. The expense limitation in effect thereafter may be terminated or modified only with the approval of shareholders of the Fund.
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios
***
Inception
Date 1-Year 5-Year 10-Year Gross Net
Class A Shares at NAV 12/08/04 (16.01)% 3.56% 8.77% 1.37% 1.20%
Class A Shares at maximum Offering Price 12/08/04 (20.84)% 2.34% 8.13% — —
Russell 2000® Value Index — (16.28)% 4.89% 9.05% — —
Lipper Small-Cap Core Funds Classification Average — (15.77)% 5.41% 9.18% — —
Class C Shares 12/08/04 (16.61)% 2.79% 8.12% 2.12% 1.95%
Class I Shares 12/08/04 (15.79)% 3.82% 9.04% 1.11% 0.95%
Total Returns as of
June 30, 2022**
Average Annual Expense Ratios***
Inception
Date 1-Year 5-Year
Since
Inception Gross Net
Class R6 Shares 2/15/13 (15.68)% 3.99% 7.86% 0.95% 0.79%

Fund Performance, Expense Ratios and Holding Summaries June 30, 2022
(continued)
Growth of an Assumed $10,000 Investment as of June 30, 2022
 - Class A Shares
The graphs do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or the redemption of Fund Shares.

Holdings Summaries as of June 30, 2022
Fund Allocation
(% of net assets)
Common Stocks 96 .7%
Investments Purchased with
Collateral from Securities
Lending 3 .8%
Repurchase Agreements 2 .8%
Other Assets Less Liabilities (3.3)%
Net Assets 100%
Portfolio Composition
1
(% of net assets)
Banks 15.1%
Machinery 9.0%
Equity Real Estate Investment
Trusts 6.2%
Electric Utilities 5.2%
Biotechnology 4.8%
Oil, Gas & Consumable Fuels 4.4%
Electrical Equipment 4.2%
Communications Equipment 3.8%
Metals & Mining 3.8%
Energy Equipment & Services 3.7%
Insurance 3.5%
Diversified Consumer Services 3.5%
Semiconductors &
Semiconductor Equipment 3.2%
Food Products 3.1%
Software 2.2%
Pharmaceuticals 2.2%
Chemicals 2.1%
Real Estate Management &
Development 1.9%
Other 14.8%
Investments Purchased with
Collateral from Securities
Lending 3.8%
Repurchase Agreements 2.8%
Other Assets Less Liabilities (3.3)%
Net Assets 100%
Top Five Common Stock Holdings
(% of net assets)
SouthState Corp 3.1%
Stride Inc 2.5%
nVent Electric PLC 2.4%
Digi International Inc 2.4%
Magnolia Oil & Gas Corp, Class
A 2.4%
1 See the Portfolio of Investments for the remaining industries/sectors comprising  “Other” and not listed in the Portfolio Composition above.

Expense
Examples
As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including up-front and back-end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. The Examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples below are based on an investment of $1,000 invested at the beginning of the period and held through the period ended June 30, 2022.
The beginning of the period is January 1, 2022.
The information under “Actual Performance,” together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by
$1,000 = 8.60) and multiply the result by the cost shown for your share class, in the row entitled “Expenses Incurred During Period”
to estimate the expenses incurred on your account during this period.
The information under “Hypothetical Performance,” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the following tables are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds or share classes. In addition, if these transaction costs were included, your costs would have been higher.
Nuveen Global Equity Income Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $847.61 $844.54 $848.73
Expenses Incurred During the Period $5.04 $8.46 $3.90
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.34 $1,015.62 $1,020.58
Expenses Incurred During the Period $5.51 $9.25 $4.26
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.10%, 1.85% and 0.85% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen International Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $874.81 $871.42 $875.61
Expenses Incurred During the Period $5.35 $8.77 $4.14
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.09 $1,015.42 $1,020.38
Expenses Incurred During the Period $5.76 $9.44 $4.46
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.15%, 1.89% and 0.89% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Nuveen Multi Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $899.88 $896.38 $900.93
Expenses Incurred During the Period $5.89 $9.45 $4.71
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.60 $1,014.83 $1,019.84
Expenses Incurred During the Period $6.26 $10.04 $5.01
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.25%, 2.01% and 1.00% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Large Cap Value Fund
Share Class
Class A Class C Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $906.92 $905.66 $909.95
Expenses Incurred During the Period $4.68 $8.22 $3.50
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,019.89 $1,016.17 $1,021.12
Expenses Incurred During the Period $4.96 $8.70 $3.71
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 0.99%, 1.74% and 0.74% for Classes A, C and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small/Mid Cap Value Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $846.52 $843.19 $847.94 $847.67
Expenses Incurred During the Period $6.00 $9.37 $4.22 $4.81
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.30 $1,014.63 $1,020.23 $1,019.59
Expenses Incurred During the Period $6.56 $10.24 $4.61 $5.26
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.31%, 2.05%, 0.92% and 1.05% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).
Nuveen Small Cap Value Opportunities Fund
Share Class
Class A Class C Class R6 Class I
Actual Performance
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $839.29 $836.28 $840.76 $840.38
Expenses Incurred During the Period $5.47 $8.88 $3.70 $4.29
Hypothetical Performance
(5% annualized return before expenses)
Beginning Account Value $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending Account Value $1,018.84 $1,015.12 $1,020.78 $1,020.13
Expenses Incurred During the Period $6.01 $9.74 $4.06 $4.71
For each class of the Fund, expenses are equal to the Fund’s annualized net expense ratio of 1.20%, 1.95%, 0.81% and 0.94% for Classes A, C, R6 and I, respectively, multiplied by the average account value over the period, multiplied by 181 /365 (to reflect the one-half year period).

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Nuveen Investment Trust and Nuveen Investment Trust II and
Shareholders of Nuveen Global Equity Income Fund, Nuveen International Value Fund,
Nuveen Multi Cap Value Fund, Nuveen Large Cap Value Fund, Nuveen Small/Mid Cap Value
Fund and Nuveen Small Cap Value Opportunities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of
Nuveen Global Equity Income Fund, Nuveen Multi Cap Value Fund, Nuveen Large Cap Value Fund, Nuveen Small/Mid
Cap Value Fund and Nuveen Small Cap Value Opportunities Fund (five of the funds constituting Nuveen Investment
Trust) and Nuveen International Value Fund (one of the funds constituting Nuveen Investment Trust II) (hereafter collectively referred to as the "Funds") as of June 30, 2022, the related statements of operations for the year ended
June 30, 2022, the statements of changes in net assets for each of the two years in the period ended June 30, 2022, including the related notes, and the financial highlights for each of the five years in the period ended June 30, 2022
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended June 30,
2022 and each of the financial highlights for each of the five years in the period ended June 30, 2022 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/ PricewaterhouseCoopers LLP
Chicago, Illinois
August 26, 2022
We have served as the auditor of one or more investment companies in Nuveen Funds since 2002.

Nuveen Global Equity Income Fund
Portfolio of Investments June 30, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 97.9%
X 135,324,596 COMMON STOCKS - 96.0%
X 135,324,596
Aerospace & Defense - 3.7%
26,293 Airbus SE (2) $ 2,571,714
11,851 General Dynamics Corp 2,622,034
Total Aerospace & Defense 5,193,748
Air Freight & Logistics - 2.1%
77,752 Deutsche Post AG (2) 2,935,615
Automobiles - 1.1%
49,080 General Motors Co (3) 1,558,781
Banks - 10.0%
61,706 Fifth Third Bancorp 2,073,322
22,492 JPMorgan Chase & Co 2,532,824
478,353 Nordea Bank Abp (2) 4,230,127
268,420 Oversea-Chinese Banking Corp Ltd (2) 2,201,862
77,809 Wells Fargo & Co 3,047,778
Total Banks 14,085,913
Beverages - 1.8%
39,887 Coca-Cola Co 2,509,291
Biotechnology - 3.1%
28,176 AbbVie Inc 4,315,436
Capital Markets - 2.3%
19,381 Deutsche Boerse AG (2) 3,254,587
Chemicals - 3.6%
47,989 DuPont de Nemours Inc 2,667,228
30,413 Nutrien Ltd 2,422,030
Total Chemicals 5,089,258
Communications Equipment - 1.4%
46,223 Cisco Systems Inc 1,970,949
Electric Utilities - 1.4%
373,108 Enel SpA (2) 2,046,206
Electrical Equipment - 1.2%
13,222 Eaton Corp PLC 1,665,840
Entertainment - 1.9%
6,111 Nintendo Co Ltd (2) 2,628,074
Equity Real Estate Investment Trusts - 1.2%
18,937 Boston Properties Inc 1,685,014
Food & Staples Retailing - 2.1%
24,028 Walmart Inc 2,921,324

Nuveen Global Equity Income Fund
(continued)
Portfolio of Investments
June 30, 2022

Shares Description (1) Value
Health Care Equipment & Supplies - 1.4%
22,036 Medtronic PLC $ 1,977,731
Health Care Providers & Services - 6.6%
8,829 Elevance Health Inc 4,260,699
36,789 Fresenius Medical Care AG & Co KGaA (2) 1,843,169
6,828 Humana Inc 3,195,982
Total Health Care Providers & Services 9,299,850
Health Care Technology - 1.1%
68,589 Change Healthcare Inc 1,581,674
Hotels, Restaurants & Leisure - 1.6%
67,977 Las Vegas Sands Corp (3) 2,283,347
Household Durables - 1.2%
42,048 PulteGroup Inc 1,666,362
Industrial Conglomerates - 1.9%
25,627 Siemens AG (2) 2,634,366
Insurance - 8.3%
10,303 Allianz SE (2) 1,975,190
11,902 Chubb Ltd 2,339,695
10,454 Everest Re Group Ltd 2,930,047
47,690 NN Group NV (2) 2,160,016
5,158 Zurich Insurance Group AG (2) 2,249,266
Total Insurance 11,654,214
IT Services - 1.2%
10,072 Capgemini SE (2) 1,737,018
Media - 1.5%
52,947 Comcast Corp, Class A 2,077,640
Metals & Mining - 2.3%
115,535 BHP Group Ltd (2) 3,308,184
Multi-Utilities - 5.7%
55,947 Dominion Energy Inc 4,465,130
109,432 National Grid PLC (2) 1,406,304
34,854 Public Service Enterprise Group Inc 2,205,561
Total Multi-Utilities 8,076,995
Oil, Gas & Consumable Fuels - 7.2%
22,432 Chevron Corp 3,247,705
177,522 Enterprise Products Partners LP 4,326,211
99,396 Shell PLC (2) 2,588,548
Total Oil, Gas & Consumable Fuels 10,162,464
Personal Products - 1.6%
55,500 Kao Corp (2) 2,250,495
Pharmaceuticals - 7.0%
71,574 AstraZeneca PLC, Sponsored ADR 4,728,894
36,115 Bristol-Myers Squibb Co 2,780,855
13,287 Johnson & Johnson 2,358,576
Total Pharmaceuticals 9,868,325

Shares Description (1) Value
Semiconductors & Semiconductor Equipment - 2.1%
34,918 Intel Corp $ 1,306,283
73,000 MediaTek Inc (2) 1,602,436
Total Semiconductors & Semiconductor Equipment 2,908,719
Software - 3.1%
7,934 Microsoft Corp 2,037,689
32,612 Oracle Corp 2,278,601
Total Software 4,316,290
Specialty Retail - 1.1%
9,055 Lowe's Cos Inc 1,581,637
Technology Hardware, Storage & Peripherals - 1.3%
45,674 Samsung Electronics Co Ltd (2) 1,835,884
Trading Companies & Distributors - 1.5%
100,100 Mitsui & Co Ltd (2) 2,199,650
Wireless Telecommunication Services - 1.4%
50,926 SK Telecom Co Ltd (2) 2,043,715
Total Common Stocks (cost $124,842,166) 135,324,596
Shares   Description (1) Coupon Ratings (4) Value
X 2,078,857 CONVERTIBLE PREFERRED SECURITIES - 1.5%
X 2,078,857
Semiconductors & Semiconductor Equipment - 1.5%
1,383 Broadcom Inc 8.000% N/R $ 2,078,857
Total Convertible Preferred Securities (cost $1,592,621) 2,078,857
Shares Description (1) Coupon Issue Price Cap Price Maturity Value
555,691 STRUCTURED NOTES - 0.4%
X 555,691
18,900 Goldman Sachs, Mandatory
Exchangeable Note, Linked
to Common Stock of Antero
Resources Corp. (Cap 129.50%
of the Issue Price)
16.000% $28.4848 $36.8878 9/27/22 $ 555,691
Total Structured Notes (cost $538,363) 555,691
Total Long-Term Investments (cost $126,973,150) 137,959,144
Other Assets Less Liabilities - 2.1% 2,924,243
Net Assets - 100% $ 140,883,387
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(4) For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors
Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies. Ratings are not covered by the report of independent registered public accounting firm.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen International Value Fund
Portfolio of Investments June 30, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 98.5%
X 82,836,387 COMMON STOCKS - 98.5%
X 82,836,387
Aerospace & Defense - 1.8%
12,103 Thales SA (2) $ 1,485,970
Air Freight & Logistics - 2.0%
44,403 Deutsche Post AG (2) 1,676,486
Airlines - 1.6%
79,200 Japan Airlines Co Ltd (2),(3) 1,360,782
Automobiles - 3.2%
10,918 Hyundai Motor Co (2) 732,982
12,719 Toyota Motor Corp, Sponsored ADR 1,960,888
Total Automobiles 2,693,870
Banks - 10.9%
726,674 Barclays PLC (2) 1,358,849
253,733 ING Groep NV (2) 2,499,676
134,734 Nordea Bank Abp (2) 1,191,467
135,232 Oversea-Chinese Banking Corp Ltd (2) 1,109,314
54,700 Sumitomo Mitsui Trust Holdings Inc (2) 1,690,557
1,368,399 Unicaja Banco SA, 144A (2) 1,342,911
Total Banks 9,192,774
Capital Markets - 2.4%
124,918 UBS Group AG 2,026,170
Chemicals - 1.1%
11,772 Nutrien Ltd 937,498
Commercial Services & Supplies - 1.3%
48,700 Dai Nippon Printing Co Ltd (2) 1,047,561
Diversified Financial Services - 1.6%
16,402 Groupe Bruxelles Lambert SA (2) 1,374,970
Diversified Telecommunication Services - 1.7%
49,910 Nippon Telegraph & Telephone Corp, ADR 1,435,911
Electrical Equipment - 1.2%
38,631 Mabuchi Motor Co Ltd (2) 995,631
Electronic Equipment, Instruments & Components - 0.9%
54,605 Flex Ltd (3) 790,134
Energy Equipment & Services - 1.9%
127,778 Technip Energies NV (2) 1,601,052
Food & Staples Retailing - 3.3%
29,200 Seven & i Holdings Co Ltd (2) 1,132,971
536,214 Tesco PLC (2) 1,671,166
Total Food & Staples Retailing 2,804,137

Shares Description (1) Value
Health Care Providers & Services - 2.0%
34,298 Fresenius Medical Care AG & Co KGaA (2) $ 1,718,367
Hotels, Restaurants & Leisure - 3.5%
40,501 Accor SA (2),(3) 1,104,930
760,891 Sands China Ltd (2),(3) 1,830,475
Total Hotels, Restaurants & Leisure 2,935,405
Household Durables - 3.0%
58,964 Sekisui House Ltd (2) 1,035,133
1,021,913 Taylor Wimpey PLC (2) 1,455,654
Total Household Durables 2,490,787
Industrial Conglomerates - 4.2%
828,830 Melrose Industries PLC (2) 1,520,282
19,925 Siemens AG (2) 2,048,220
Total Industrial Conglomerates 3,568,502
Insurance - 8.6%
39,572 Ageas SA/NV (2) 1,744,832
6,086 Allianz SE (2) 1,166,748
34,451 Axis Capital Holdings Ltd 1,966,808
52,400 Sompo Holdings Inc (2) 2,314,399
Total Insurance 7,192,787
Interactive Media & Services - 1.5%
8,508 Baidu Inc, Sponsored ADR (3) 1,265,395
Machinery - 1.5%
56,885 Komatsu Ltd (2) 1,266,667
Media - 2.5%
42,304 Publicis Groupe SA (2) 2,080,532
Metals & Mining - 5.0%
26,750 Agnico Eagle Mines Ltd (3) 1,224,080
65,554 BHP Group Ltd (2) 1,877,047
2,890 Korea Zinc Co Ltd (2) 1,087,777
Total Metals & Mining 4,188,904
Multi-Utilities - 1.5%
94,959 National Grid PLC (2) 1,220,312
Oil, Gas & Consumable Fuels - 3.2%
47,210 Shell PLC, ADR 2,468,611
11,845 Woodside Energy Group Ltd (2) 260,335
Total Oil, Gas & Consumable Fuels 2,728,946
Pharmaceuticals - 7.5%
22,609 Bayer AG (2) 1,350,127
86,142 GSK PLC (2) 1,856,497
22,266 Sanofi (2) 2,245,437
30,400 Takeda Pharmaceutical Co Ltd (2) 853,885
Total Pharmaceuticals 6,305,946
Professional Services - 3.3%
44,485 Adecco Group AG (2) 1,516,263
12,781 Wolters Kluwer NV (2) 1,238,708
Total Professional Services 2,754,971

Nuveen International Value Fund
(continued)
Portfolio of Investments
June 30, 2022

Shares Description (1) Value
Real Estate Management & Development - 2.7%
203,554 City Developments Ltd (2) $ 1,195,576
579,000 Hang Lung Properties Ltd (2) 1,101,734
Total Real Estate Management & Development 2,297,310
Semiconductors & Semiconductor Equipment - 5.0%
41,028 AIXTRON SE (2) 1,047,972
35,800 MediaTek Inc (2) 785,852
22,800 Rohm Co Ltd (2) 1,598,274
25,208 SK Square Co Ltd (2),(3) 761,537
Total Semiconductors & Semiconductor Equipment 4,193,635
Software - 1.4%
12,491 SAP SE (2) 1,138,560
Specialty Retail - 1.2%
1,091,000 Topsports International Holdings Ltd, 144A (2) 993,590
Technology Hardware, Storage & Peripherals - 3.1%
23,200 FUJIFILM Holdings Corp (2) 1,246,569
34,412 Samsung Electronics Co Ltd (2) 1,383,204
Total Technology Hardware, Storage & Peripherals 2,629,773
Textiles, Apparel & Luxury Goods - 1.5%
2,414 Kering SA (2) 1,250,999
Wireless Telecommunication Services - 1.4%
29,704 SK Telecom Co Ltd (2) 1,192,053
Total Long-Term Investments (cost $68,919,364) 82,836,387
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  0.8%
X 695,409 REPURCHASE AGREEMENTS - 0.8%
X 695,409
$ 695 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22,repurchase price $695,409,
collateralized by $609,900, U.S. Treasury Inflation Index
Note, 0.500%, due 1/15/28, value $709,397
0.240% 7/01/22 $ 695,409
Total Short-Term Investments (cost $695,409) 695,409
Total Investments (cost $69,614,773 ) - 99.3% 83,531,796
Other Assets Less Liabilities - 0.7% 620,992
Net Assets - 100% $ 84,152,788
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) For fair value measurement disclosure purposes, investment classified as Level 2.
(3) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Multi Cap Value Fund
Portfolio of Investments June 30, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 94.9%
X 75,680,489 COMMON STOCKS - 94.9%
X 75,680,489
Aerospace & Defense - 4.8%
11,768 Curtiss-Wright Corp $ 1,554,082
10,347 General Dynamics Corp 2,289,274
Total Aerospace & Defense 3,843,356
Automobiles - 2.0%
50,457 General Motors Co (2) 1,602,514
Banks - 10.1%
44,369 Bank of NT Butterfield & Son Ltd 1,383,869
38,481 Citigroup Inc 1,769,741
32,699 HomeStreet Inc 1,133,674
15,231 JPMorgan Chase & Co 1,715,163
52,727 Wells Fargo & Co 2,065,317
Total Banks 8,067,764
Biotechnology - 5.7%
8,630 AbbVie Inc 1,321,771
649,051 ADMA Biologics Inc (2),(3) 1,285,121
344,519 Rigel Pharmaceuticals Inc (2) 389,306
5,400 Vertex Pharmaceuticals Inc (2) 1,521,666
Total Biotechnology 4,517,864
Capital Markets - 3.4%
19,987 B Riley Financial Inc 844,451
11,393 Morgan Stanley 866,551
16,109 State Street Corp 993,120
Total Capital Markets 2,704,122
Chemicals - 4.8%
24,667 DuPont de Nemours Inc 1,370,992
21,400 Innospec Inc 2,049,906
4,957 Scotts Miracle-Gro Co 391,553
Total Chemicals 3,812,451
Communications Equipment - 1.8%
46,873 Viasat Inc (2) 1,435,720
Consumer Finance - 1.5%
12,238 Discover Financial Services 1,157,470
Diversified Telecommunication Services - 1.7%
64,377 AT&T Inc 1,349,342
Electric Utilities - 4.0%
20,890 Alliant Energy Corp 1,224,363
18,614 Constellation Energy Corp 1,065,837
12,416 Pinnacle West Capital Corp 907,858
Total Electric Utilities 3,198,058

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2022

Shares Description (1) Value
Electrical Equipment - 3.9%
4,146 Hubbell Inc $ 740,393
76,630 nVent Electric PLC 2,400,818
Total Electrical Equipment 3,141,211
Energy Equipment & Services - 2.2%
61,805 Baker Hughes Co 1,784,310
Entertainment - 0.3%
15,573 Warner Bros Discovery Inc (2) 208,990
Equity Real Estate Investment Trusts - 2.7%
29,236 American Homes 4 Rent, Class A 1,036,124
37,086 STAG Industrial Inc 1,145,215
Total Equity Real Estate Investment Trusts 2,181,339
Food & Staples Retailing - 2.4%
15,826 Walmart Inc 1,924,125
Health Care Equipment & Supplies - 1.4%
12,273 Medtronic PLC 1,101,502
Health Care Providers & Services - 3.8%
4,429 Elevance Health Inc 2,137,347
16,453 Encompass Health Corp 922,190
Total Health Care Providers & Services 3,059,537
Health Care Technology - 2.6%
89,628 Change Healthcare Inc (2) 2,066,822
Hotels, Restaurants & Leisure - 1.0%
34,852 Brinker International Inc (2) 767,790
Household Durables - 1.2%
24,522 PulteGroup Inc 971,807
Insurance - 4.3%
3,445 Aon PLC, Class A 929,047
14,978 Globe Life Inc 1,459,906
6,562 RenaissanceRe Holdings Ltd 1,026,100
Total Insurance 3,415,053
Interactive Media & Services - 0.9%
42,489 TripAdvisor Inc (2) 756,304
IT Services - 1.8%
16,052 Fiserv Inc (2) 1,428,146
Life Sciences Tools & Services - 1.8%
20,192 Syneos Health Inc (2) 1,447,363
Machinery - 1.7%
47,574 Flowserve Corp 1,362,044
Media - 1.1%
21,663 Comcast Corp, Class A 850,056

Shares Description (1) Value
Multi-Utilities - 1.9%
18,526 Dominion Energy Inc $ 1,478,560
Oil, Gas & Consumable Fuels - 7.8%
10,283 Cheniere Energy Inc 1,367,947
9,913 Chesapeake Energy Corp (3) 803,944
13,125 Hess Corp 1,390,463
51,450 Shell PLC, ADR 2,690,322
Total Oil, Gas & Consumable Fuels 6,252,676
Pharmaceuticals - 1.8%
21,730 AstraZeneca PLC, Sponsored ADR 1,435,701
Semiconductors & Semiconductor Equipment - 1.7%
61,496 Rambus Inc (2) 1,321,549
Software - 6.5%
57,995 NortonLifeLock Inc 1,273,570
32,646 Oracle Corp 2,280,976
43,543 Teradata Corp (2) 1,611,527
Total Software 5,166,073
Specialty Retail - 0.9%
64,739 American Eagle Outfitters Inc 723,782
Wireless Telecommunication Services - 1.4%
8,526 T-Mobile US Inc (2) 1,147,088
Total Long-Term Investments (cost $70,854,974) 75,680,489
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     2.2%
X 1,766,934 MONEY MARKET FUNDS - 2.2%
X 1,766,934
1,766,934 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
1.560%(5) $ 1,766,934
Total Investments Purchased with Collateral from Securities Lending (cost $1,766,934) $ 1,766,934
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.2%
4,162,123 REPURCHASE AGREEMENTS - 5.2%
X 4,162,123
$ 4,162 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22,repurchase price
$4,162,123, collateralized by $4,833,000, U.S. Treasury
Note, 0.500%, due 10/31/27, value $4,245,392
0.240% 7/01/22 $ 4,162,123
Total Short-Term Investments (cost $4,162,123) 4,162,123
Total Investments (cost $ 76,784,031 ) - 102 .3% 81,609,546
Other Assets Less Liabilities - (2.3)% (1,811,199)
Net Assets - 100% $ 79,798,347
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $1,709,760.

Nuveen Multi Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2022

(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Large Cap Value Fund
Portfolio of Investments June 30, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 94.7%
X 17,988,846 COMMON STOCKS - 94.7%
X 17,988,846
Aerospace & Defense - 4.7%
2,468 General Dynamics Corp $ 546,045
3,515 Raytheon Technologies Corp 337,827
Total Aerospace & Defense 883,872
Automobiles - 1.9%
11,305 General Motors Co (2) 359,047
Banks - 7.3%
9,291 Citigroup Inc 427,293
3,938 JPMorgan Chase & Co 443,458
13,386 Wells Fargo & Co 524,330
Total Banks 1,395,081
Beverages - 1.7%
5,117 Coca-Cola Co 321,910
Biotechnology - 6.4%
2,395 AbbVie Inc 366,818
4,902 Horizon Therapeutics Plc (2) 390,983
1,606 Vertex Pharmaceuticals Inc (2) 452,555
Total Biotechnology 1,210,356
Capital Markets - 4.1%
6,328 KKR & Co Inc 292,923
2,948 Morgan Stanley 224,225
4,118 State Street Corp 253,875
Total Capital Markets 771,023
Chemicals - 3.9%
6,666 DuPont de Nemours Inc 370,496
6,131 Olin Corp 283,743
1,180 Scotts Miracle-Gro Co 93,208
Total Chemicals 747,447
Communications Equipment - 1.6%
10,214 Viasat Inc (2) 312,855
Consumer Finance - 1.4%
2,758 Discover Financial Services 260,852
Diversified Telecommunication Services - 1.7%
15,340 AT&T Inc 321,526
Electric Utilities - 2.3%
4,251 Alliant Energy Corp 249,151
2,443 Pinnacle West Capital Corp 178,632
Total Electric Utilities 427,783

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2022

Shares Description (1) Value
Electrical Equipment - 4.9%
1,992 Eaton Corp PLC $ 250,972
961 Hubbell Inc 171,615
16,276 nVent Electric PLC 509,927
Total Electrical Equipment 932,514
Energy Equipment & Services - 2.2%
14,330 Baker Hughes Co 413,707
Entertainment - 0.3%
3,711 Warner Bros Discovery Inc (2) 49,802
Equity Real Estate Investment Trusts - 1.7%
2,294 Alexandria Real Estate Equities Inc 332,699
Food & Staples Retailing - 2.4%
3,783 Walmart Inc 459,937
Health Care Equipment & Supplies - 1.3%
2,677 Medtronic PLC 240,261
Health Care Providers & Services - 5.0%
931 Elevance Health Inc 449,282
557 Humana Inc 260,715
1,757 Quest Diagnostics Inc 233,646
Total Health Care Providers & Services 943,643
Health Care Technology - 1.7%
14,114 Change Healthcare Inc (2) 325,469
Hotels, Restaurants & Leisure - 1.1%
6,457 Las Vegas Sands Corp (2) 216,891
Household Durables - 1.2%
5,533 PulteGroup Inc 219,273
Insurance - 6.2%
6,862 American International Group Inc 350,854
798 Aon PLC, Class A 215,205
3,631 Globe Life Inc 353,913
1,605 RenaissanceRe Holdings Ltd 250,974
Total Insurance 1,170,946
Interactive Media & Services - 2.1%
108 Alphabet Inc, Class A (2) 235,360
9,110 TripAdvisor Inc (2) 162,158
Total Interactive Media & Services 397,518
IT Services - 3.6%
4,513 Fiserv Inc (2) 401,521
1,951 International Business Machines Corp 275,462
Total IT Services 676,983
Life Sciences Tools & Services - 1.1%
3,024 Syneos Health Inc (2) 216,760
Media - 1.2%
5,599 Comcast Corp, Class A 219,705

Shares Description (1) Value
Metals & Mining - 1.2%
4,186 BHP Group Ltd, Sponsored ADR (3) $ 235,169
Multi-Utilities - 3.4%
4,786 Dominion Energy Inc 381,970
4,321 Public Service Enterprise Group Inc 273,433
Total Multi-Utilities 655,403
Oil, Gas & Consumable Fuels - 8.1%
2,384 Cheniere Energy Inc 317,143
2,326 Chesapeake Energy Corp 188,639
3,171 Hess Corp 335,936
13,296 Shell PLC, ADR 695,249
Total Oil, Gas & Consumable Fuels 1,536,967
Pharmaceuticals - 2.0%
5,809 AstraZeneca PLC, Sponsored ADR 383,801
Semiconductors & Semiconductor Equipment - 1.2%
6,339 Intel Corp 237,142
Software - 4.4%
13,898 NortonLifeLock Inc 305,200
7,709 Oracle Corp 538,628
Total Software 843,828
Wireless Telecommunication Services - 1.4%
1,997 T-Mobile US Inc (2) 268,676
Total Long-Term Investments (cost $14,897,217) 17,988,846
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     1.3%
X 246,622 MONEY MARKET FUNDS - 1.3%
X 246,622
246,622 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
1.560%(5) $ 246,622
Total Investments Purchased with Collateral from Securities Lending (cost $246,622) $ 246,622
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  5.7%
1,081,136 REPURCHASE AGREEMENTS - 5.7%
X 1,081,136
$ 1,081 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22,repurchase price
$1,081,136, collateralized by $948,100, U.S. Treasury
Inflation Index Note, 0.500%, due 1/15/28, value
$1,102,770
0.240% 7/01/22 $ 1,081,136
Total Short-Term Investments (cost $1,081,136) 1,081,136
Total Investments (cost $ 16,224,975 ) - 101 .7% 19,316,604
Other Assets Less Liabilities - (1.7)% (326,002)
Net Assets - 100% $ 18,990,602
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $232,810.

Nuveen Large Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2022

(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
ADR American Depositary Receipt
See accompanying notes to financial statements

Nuveen Small/Mid Cap Value Fund
Portfolio of Investments June 30, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 95.4%
X 33,333,264 COMMON STOCKS - 95.4%
X 33,333,264
Aerospace & Defense - 2.4%
6,283 Curtiss-Wright Corp $ 829,733
Auto Components - 2.1%
12,895 BorgWarner Inc 430,306
28,215 Goodyear Tire & Rubber Co (2) 302,183
Total Auto Components 732,489
Banks - 9.0%
20,918 HomeStreet Inc 725,227
24,261 Old National Bancorp/IN 358,820
23,286 PacWest Bancorp 620,805
7,699 SouthState Corp 593,978
12,118 Western Alliance Bancorp 855,531
Total Banks 3,154,361
Biotechnology - 4.5%
282,198 ADMA Biologics Inc (2),(3) 558,752
29,690 Coherus Biosciences Inc (2) 214,956
3,405 United Therapeutics Corp (2) 802,354
Total Biotechnology 1,576,062
Building Products - 0.6%
4,097 Builders FirstSource Inc (2) 220,009
Capital Markets - 2.0%
12,469 Stifel Financial Corp 698,513
Chemicals - 2.2%
16,705 Olin Corp 773,107
Communications Equipment - 4.2%
9,623 Ciena Corp (2) 439,771
19,989 Juniper Networks Inc 569,687
14,873 Viasat Inc (2) 455,560
Total Communications Equipment 1,465,018
Containers & Packaging - 1.0%
3,735 Crown Holdings Inc 344,255
Electric Utilities - 5.8%
9,133 Constellation Energy Corp 522,955
4,451 IDACORP Inc 471,450
16,334 OGE Energy Corp 629,839
5,692 Pinnacle West Capital Corp 416,199
Total Electric Utilities 2,040,443
Electrical Equipment - 6.9%
10,577 EnerSys 623,620
4,338 Hubbell Inc 774,680
32,272 nVent Electric PLC 1,011,083
Total Electrical Equipment 2,409,383

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2022

Shares Description (1) Value
Electronic Equipment, Instruments & Components - 1.6%
10,327 Belden Inc $ 550,119
Energy Equipment & Services - 1.6%
32,962 NOV Inc 557,387
Equity Real Estate Investment Trusts - 9.5%
18,197 American Homes 4 Rent, Class A 644,902
12,596 Cousins Properties Inc 368,181
16,885 Iron Mountain Inc 822,131
60,466 SITE Centers Corp 814,477
22,221 STAG Industrial Inc 686,184
Total Equity Real Estate Investment Trusts 3,335,875
Food Products - 1.7%
27,200 Hostess Brands Inc (2) 576,912
Health Care Equipment & Supplies - 1.2%
4,367 QuidelOrtho Corp (2) 424,385
Health Care Providers & Services - 1.6%
10,716 Tenet Healthcare Corp (2) 563,233
Health Care Technology - 2.3%
35,428 Change Healthcare Inc (2) 816,970
Hotels, Restaurants & Leisure - 0.9%
14,711 Brinker International Inc (2) 324,083
Insurance - 6.0%
3,308 Everest Re Group Ltd 927,166
7,919 Globe Life Inc 771,865
4,481 Selective Insurance Group Inc 389,578
Total Insurance 2,088,609
Interactive Media & Services - 1.3%
25,545 TripAdvisor Inc (2) 454,701
It Services - 1.5%
5,322 Euronet Worldwide Inc (2) 535,340
Life Sciences Tools & Services - 1.5%
7,395 Syneos Health Inc (2) 530,074
Machinery - 2.9%
12,433 Federal Signal Corp 442,615
20,047 Flowserve Corp 573,945
Total Machinery 1,016,560
Media - 1.0%
2,145 Nexstar Media Group Inc 349,378
Metals & Mining - 3.1%
7,983 Materion Corp 588,587
2,975 Reliance Steel & Aluminum Co 505,333
Total Metals & Mining 1,093,920

Shares Description (1) Value
Oil, Gas & Consumable Fuels - 4.9%
8,668 Chesapeake Energy Corp $ 702,975
47,368 Magnolia Oil & Gas Corp, Class A 994,254
Total Oil, Gas & Consumable Fuels 1,697,229
Personal Products - 1.9%
26,047 BellRing Brands Inc (2) 648,310
Pharmaceuticals - 1.5%
3,293 Jazz Pharmaceuticals PLC (2) 513,741
Professional Services - 1.0%
1,279 CACI International Inc, Class A (2) 360,397
Road & Rail - 1.7%
12,777 Knight-Swift Transportation Holdings Inc 591,447
Semiconductors & Semiconductor Equipment - 3.1%
4,720 Cirrus Logic Inc (2) 342,389
33,664 Rambus Inc (2) 723,439
Total Semiconductors & Semiconductor Equipment 1,065,828
Software - 2.2%
20,499 Teradata Corp (2) 758,668
Specialty Retail - 0.7%
21,174 American Eagle Outfitters Inc 236,725
Total Long-Term Investments (cost $31,169,049) 33,333,264
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     0.6%
X 197,421 MONEY MARKET FUNDS - 0.6%
X 197,421
197,421 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
1.560%(5) $ 197,421
Total Investments Purchased with Collateral from Securities Lending (cost $197,421) $ 197,421
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  4.9%
1,713,672 REPURCHASE AGREEMENTS - 4.9%
X 1,713,672
$ 1,714 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22,repurchase price
$1,713,672, collateralized by $1,502,800, U.S. Treasury
Inflation Index Note, 0.500%, due 1/15/28, value
$1,747,962
0.240% 7/01/22 $ 1,713,672
Total Short-Term Investments (cost $1,713,672) 1,713,672
Total Investments (cost $ 33,080,142 ) - 100 .9% 35,244,357
Other Assets Less Liabilities - (0.9)% (309,615)
Net Assets - 100% $ 34,934,742
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $194,715.

Nuveen Small/Mid Cap Value Fund
(continued)
Portfolio of Investments
June 30, 2022

(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Nuveen Small Cap Value Opportunities Fund
Portfolio of Investments June 30, 2022
Shares Description (1) Value
LONG-TERM INVESTMENTS - 96.7%
X 168,003,036 COMMON STOCKS - 96.7%
X 168,003,036
Auto Components - 1.4%
219,849 Goodyear Tire & Rubber Co (2) $ 2,354,583
Banks - 15.1%
182,203 Amalgamated Financial Corp 3,603,975
215,419 Banc of California Inc 3,795,683
95,992 Enterprise Financial Services Corp 3,983,668
116,492 HomeStreet Inc 4,038,778
154,026 Old National Bancorp/IN 2,278,045
115,987 PacWest Bancorp 3,092,213
69,660 SouthState Corp 5,374,269
Total Banks 26,166,631
Biotechnology - 4.8%
1,416,775 ADMA Biologics Inc (2),(3) 2,805,215
215,509 Coherus Biosciences Inc (2) 1,560,285
16,866 United Therapeutics Corp (2) 3,974,304
Total Biotechnology 8,339,804
Chemicals - 2.1%
37,431 Innospec Inc 3,585,516
Commercial Banks - 1.4%
233,316 Heritage Commerce Corp 2,494,148
Communications Equipment - 3.8%
169,718 Digi International Inc (2) 4,110,570
81,732 Viasat Inc (2) 2,503,451
Total Communications Equipment 6,614,021
Diversified Consumer Services - 3.5%
143,404 PowerSchool Holdings Inc, Class A (2) 1,728,018
104,593 Stride Inc (2) 4,266,349
Total Diversified Consumer Services 5,994,367
Electric Utilities - 5.2%
26,563 IDACORP Inc 2,813,553
36,960 MGE Energy Inc 2,876,597
69,425 PNM Resources Inc 3,317,126
Total Electric Utilities 9,007,276
Electrical Equipment - 4.2%
53,538 EnerSys 3,156,600
131,632 nVent Electric PLC 4,124,031
Total Electrical Equipment 7,280,631
Electronic Equipment, Instruments & Components - 1.6%
50,583 Belden Inc 2,694,556

Nuveen Small Cap Value Opportunities Fund
(continued)
Portfolio of Investments
June 30, 2022

Shares Description (1) Value
Energy Equipment & Services - 3.7%
356,988 National Energy Services Reunited Corp (2) $ 2,420,378
155,413 NOV Inc 2,628,034
66,341 Weatherford International PLC (2) 1,404,439
Total Energy Equipment & Services 6,452,851
Equity Real Estate Investment Trusts - 6.2%
163,613 Brandywine Realty Trust 1,577,229
67,056 Cousins Properties Inc 1,960,047
282,992 SITE Centers Corp 3,811,902
110,010 STAG Industrial Inc 3,397,109
Total Equity Real Estate Investment Trusts 10,746,287
Food Products - 3.1%
142,020 Hostess Brands Inc (2) 3,012,244
33,672 John B Sanfilippo & Son Inc 2,440,883
Total Food Products 5,453,127
Health Care Providers & Services - 1.6%
53,426 Tenet Healthcare Corp (2) 2,808,071
Insurance - 3.5%
89,987 American Equity Investment Life Holding Co 3,290,825
32,424 Selective Insurance Group Inc 2,818,942
Total Insurance 6,109,767
Interactive Media & Services - 1.3%
131,120 TripAdvisor Inc (2) 2,333,936
Leisure Products - 0.6%
118,440 American Outdoor Brands Inc (2) 1,126,364
Machinery - 9.0%
69,485 Altra Industrial Motion Corp 2,449,346
90,390 Barnes Group Inc 2,814,745
112,724 Columbus McKinnon Corp/NY 3,197,980
65,779 Federal Signal Corp 2,341,732
71,432 Flowserve Corp 2,045,098
235,705 Mueller Water Products Inc, Class A 2,764,820
Total Machinery 15,613,721
Media - 1.0%
10,619 Nexstar Media Group Inc 1,729,623
Metals & Mining - 3.8%
42,815 Kaiser Aluminum Corp 3,386,238
43,733 Materion Corp 3,224,434
Total Metals & Mining 6,610,672
Oil, Gas & Consumable Fuels - 4.4%
44,587 Chesapeake Energy Corp (3) 3,616,006
195,441 Magnolia Oil & Gas Corp, Class A 4,102,306
Total Oil, Gas & Consumable Fuels 7,718,312
Personal Products - 1.2%
86,649 BellRing Brands Inc (2) 2,156,694
Pharmaceuticals - 2.2%
64,573 Prestige Consumer Healthcare Inc (2) 3,796,892

Shares Description (1) Value
Real Estate Management & Development - 1.9%
178,683 Kennedy-Wilson Holdings Inc $ 3,384,256
Road & Rail - 1.3%
31,326 ArcBest Corp 2,204,411
Semiconductors & Semiconductor Equipment - 3.2%
24,469 Cirrus Logic Inc (2) 1,774,981
173,577 Rambus Inc (2) 3,730,170
Total Semiconductors & Semiconductor Equipment 5,505,151
Software - 2.2%
103,079 Teradata Corp (2) 3,814,954
Specialty Retail - 0.7%
106,282 American Eagle Outfitters Inc 1,188,233
Thrifts & Mortgage Finance - 1.6%
71,508 Essent Group Ltd 2,781,661
Water Utilities - 1.1%
31,029 SJW Group 1,936,520
Total Long-Term Investments (cost $162,888,840) 168,003,036
Shares Description (1) Coupon Value
INVESTMENTS PURCHASED WITH COLLATERAL FROM SECURITIES LENDING -     3.8%
X 6,526,343 MONEY MARKET FUNDS - 3.8%
X 6,526,343
6,526,343 State Street Navigator Securities Lending Government
Money Market Portfolio (4)
1.560%(5) $ 6,526,343
Total Investments Purchased with Collateral from Securities Lending (cost $6,526,343) $ 6,526,343
Principal
Amount (000) Description (1) Coupon Maturity Value
SHORT-TERM INVESTMENTS -  2.8%
4,926,125 REPURCHASE AGREEMENTS - 2.8%
X 4,926,125
$ 4,926 Repurchase Agreement with Fixed Income Clearing
Corporation, dated 6/30/22,repurchase price
$4,926,125, collateralized by $4,320,000, U.S. Treasury
Inflation Index Note, 0.500%, due 1/15/28, value
$5,024,751
0.240% 7/01/22 $ 4,926,125
Total Short-Term Investments (cost $4,926,125) 4,926,125
Total Investments (cost $ 174,341,308 ) - 103 .3% 179,455,504
Other Assets Less Liabilities - (3.3)% (5,702,372)
Net Assets - 100% $ 173,753,132
For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.
(1) All percentages shown in the Portfolio of Investments are based on net assets.
(2) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(3) Investment, or a portion of investment, is out on loan for securities lending. The total value of the securities out on loan as of the end of the reporting period was $6,147,711.
(4) The Fund may loan securities representing up to one third of the market value of its total assets (which includes collateral for securities on loan)
to broker dealers, banks, and other institutions. The collateral maintained by the Fund shall have a market value, at the inception of each loan, equal to not less than 100% of the market value of the loaned securities. The cash collateral received by the Fund is invested in this money market fund.
(5) The rate shown is the one-day yield as of the end of the reporting period.
See accompanying notes to financial statements

Statement of Assets and Liabilities
June 30, 2022
See accompanying notes to financial statements.

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
Assets
Long-term investments, at value
†‡
$ 137,959,144 $ 82,836,387 $ 75,680,489 $ 17,988,846 $ 33,333,264 $ 168,003,036
Investments purchased with collateral from
securities lending, at value (cost approximates
value) – – 1,766,934 246,622 197,421 6,526,343
Short-term investments, at value
◊
– 695,409 4,162,123 1,081,136 1,713,672 4,926,125
Cash 3,513,740 – – 2,351 – –
Cash denominated in foreign currencies
^
77,066 132,908 – – – –
Receivable for dividends 395,793 195,288 50,506 13,504 26,727 132,642
Receivable for due from affiliate 3,906 1,537 16,780 1,124 4,876 48,510
Receivable for investments sold 167,573 242,457 – – 306,438 984,760
Receivable for reclaims 159,830 435,527 5,441 3,774 – –
Receivable for reimbursement from Adviser – – – 3,887 – –
Receivable for shares sold 30,183 52,886 1,659 590 50,947 36,297
Other assets 303,587 147,271 101,122 59,072 27,274 71,394
Total assets 142,610,822 84,739,670 81,785,054 19,400,906 35,660,619 180,729,107
Liabilities
Payable for collateral from securities lending — — 1,766,934 246,622 197,421 6,526,343
Payable for dividends 94,332 — — — — —
Payable for investments purchased - regular
settlement 728,453 209,830 — — 353,034 —
Payable for shares redeemed 411,176 44,883 19,581 79,808 75,431 92,244
Accrued expenses:
Custodian fees 70,218 89,923 33,905 29,927 36,711 53,711
Management fees 27,674 6,753 39,410 — 36,669 97,718
Trustees fees 260,147 126,664 83,086 40,176 340 33,039
Shareholder servicing agent fees 39,945 30,088 19,675 5,151 16,008 86,405
12b-1 distribution and service fees 20,094 4,392 9,465 2,049 936 7,586
Other 75,396 74,349 14,651 6,571 9,327 78,929
Total liabilities 1,727,435 586,882 1,986,707 410,304 725,877 6,975,975
Net assets $ 140,883,387 $ 84,152,788 $ 79,798,347 $ 18,990,602 $ 34,934,742 $ 173,753,132
†
Long-term investments, cost $ 126,973,150 $ 68,919,364 $ 70,854,974 $ 14,897,217 $ 31,169,049 $ 162,888,840
◊
Short-term investments, cost $ — $ 695,409 $ 4,162,123 $ 1,081,136 $ 1,713,672 $ 4,926,125
‡ Includes securities loaned of $ — $ — $ 1,709,760 $ 232,810 $ 194,715 $ 6,147,711
^
Cash denominated in foreign currencies, cost $ 77,066 $ 132,908 $ — $ — $ — $ —

Statement of Assets and Liabilities
(continued)
See accompanying notes to financial statements.

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
Class A Shares
Net Assets $ 86,810,879 $ 19,328,513 $ 40,006,292 $ 6,927,165 $ 3,002,573 $ 19,466,612
Shares outstanding 3,165,284 833,292 1,067,392 1,820,733 122,077 471,213
Net asset value ("NAV") per share $ 27.43 $ 23.20 $ 37.48 $ 3.80 $ 24.60 $ 41.31
Maximum sales charge 5.75% 5.75% 5.75% 5.75% 5.75% 5.75%
Offering price per share (NAV per share plus
maximum sales charge) $ 29.10 $ 24.62 $ 39.77 $ 4.03 $ 26.10 $ 43.83
Class C Shares
Net Assets $ 1,649,303 $ 265,976 $ 1,168,117 $ 951,021 $ 340,652 $ 3,932,655
Shares outstanding 60,256 12,151 33,674 330,408 16,715 112,408
NAV and offering price per share $ 27.37 $ 21.89 $ 34.69 $ 2.88 $ 20.38 $ 34.99
Class R6 Shares
Net Assets $ — $ — $ — $ — $ 16,014,646 $ 4,893,274
Shares outstanding — — — — 626,983 111,783
NAV and offering price per share $ — $ — $ — $ — $ 25.54 $ 43.77
Class I Shares
Net Assets $ 52,423,205 $ 64,558,299 $ 38,623,938 $ 11,112,416 $ 15,576,871 $ 145,460,591
Shares outstanding 1,911,246 2,762,000 1,018,631 2,892,530 615,316 3,373,671
NAV and offering price per share $ 27.43 $ 23.37 $ 37.92 $ 3.84 $ 25.32 $ 43.12
Fund level net assets consist of:
Capital paid-in $ 363,642,815 $ 268,087,274 $ 77,129,983 $ 15,043,393 $ 30,904,912 $ 160,086,375
Total distributable earnings (loss) (222,759,428) (183,934,486) 2,668,364 3,947,209 4,029,830 13,666,757
Fund level net assets $ 140,883,387 $ 84,152,788 $ 79,798,347 $ 18,990,602 $ 34,934,742 $ 173,753,132
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
Par value per share $   0.01 $   0.01 $   0.01 $   0.01 $   0.01 $   0.01

Statement of Operations
June 30, 2022
See accompanying notes to financial statements.

Global Equity
Income
International
Value Multi Cap Value Large Cap Value
Small/Mid Cap
Value
Small Cap Value
Opportunities
Investment Income
Dividends $ 5,978,996 $ 3,853,160 $ 1,506,125 $ 439,189 $ 540,731 $ 3,562,188
Interest — 145 621 153 277 635
Payment from affiliate 22,741 8,753 47,980 3,936 20,932 202,886
Securities lending income, net — — 6,041 1,096 2,909 14,753
Foreign tax withheld on dividend income (468,742) (351,503) (2,868) (811) — —
Total Investment Income 5,532,995 3,510,555 1,557,899 443,563 564,849 3,780,462
Expenses
– – – – – –
Management fees 1,128,079 748,703 587,326 129,524 304,161 2,196,633
12b-1 service fees - Class A Shares 254,500 55,754 107,404 15,442 8,133 58,988
12b-1 distribution and service fees - Class C Shares 34,873 3,241 12,131 10,942 4,375 64,880
Shareholder servicing agent fees 198,084 138,095 82,621 37,025 43,407 388,913
Interest expense 344 437 232 — 165 985
Custodian expenses 73,024 104,350 17,333 23,146 29,629 43,592
Trustees fees 4,996 3,536 2,664 619 1,266 9,639
Professional fees 110,212 75,626 41,236 31,999 37,389 78,892
Shareholder reporting expenses 38,722 10,096 18,470 12,398 17,448 121,946
Federal and state registration fees 60,723 62,604 61,756 60,981 74,094 81,991
Excise tax liability expense — — 88,654 — — —
Other 9,753 8,725 15,200 11,435 12,242 42,001
Total expenses before fee waiver/expense
reimbursement 1,913,310 1,211,167 1,035,027 333,511 532,309 3,088,460
Fee waiver/expense reimbursement (252,488) (203,023) (81,144) (160,411) (125,436) (365,745)
Net expenses 1,660,822 1,008,144 953,883 173,100 406,873 2,722,715
Net investment income (loss) 3,872,173 2,502,411 604,016 270,463 157,976 1,057,747
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from investments and foreign
currency 13,523,950 12,103,920 5,341,213 1,573,677 3,403,601 23,728,276
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (35,333,969) (27,472,838) (13,659,492) (2,772,165) (7,886,841) (62,914,096)
Net realized and unrealized gain (loss) (21,810,019) (15,368,918) (8,318,279) (1,198,488) (4,483,240) (39,185,820)
Net increase (decrease) in net assets from operations $ (17,937,846) $ (12,866,507) $ (7,714,263) $ (928,025) $ (4,325,264) $ (38,128,073)

Statement of Changes in Net Assets
See accompanying notes to financial statements.

Global Equity Income International Value
Year Ended
6/30/22
Year Ended
6/30/21
Year Ended
6/30/22
Year Ended
6/30/21
Operations
Net investment income (loss) $ 3,872,173 $ 3,751,376 $ 2,502,411 $ 3,661,135
Net realized gain (loss) from investments and foreign currency 13,523,950 11,965,025 12,103,920 11,448,651
Net realized gain (loss) from options written – 52,236 – –
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (35,333,969) 35,445,147 (27,472,838) 25,323,135
Net increase (decrease) in net assets from operations (17,937,846) 51,213,784 (12,866,507) 40,432,921
Distributions to Shareholders
Dividends:
Class A Shares (3,749,429) (2,267,018) (916,567) (382,969)
Class C Shares (90,662) (137,057) (12,590) (8,350)
Class R3 Shares
(1)
— (8,915) — (7,359)
Class I Shares (2,227,530) (1,334,285) (3,349,086) (2,141,648)
Decrease in net assets from distributions to shareholders (6,067,621) (3,747,275) (4,278,243) (2,540,326)
Fund Share Transactions
Proceeds from sale of shares 17,466,852 20,304,472 13,660,278 11,221,658
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,740,451 3,540,336 4,120,251 2,475,399
23,207,303 23,844,808 17,780,529 13,697,057
Cost of shares redeemed (24,555,325) (44,874,875) (38,312,948) (40,790,878)
Net increase (decrease) in net assets from Fund share transactions (1,348,022) (21,030,067) (20,532,419) (27,093,821)
Net increase (decrease) in net assets (25,353,489) 26,436,442 (37,677,169) 10,798,774
Net assets at the beginning of period 166,236,876 139,800,434 121,829,957 111,031,183
Net assets at the end of period $ 140,883,387 $ 166,236,876 $ 84,152,788 $ 121,829,957

See accompanying notes to financial statements.

Multi Cap Value Large Cap Value
Year Ended
6/30/22
Year Ended
6/30/21
Year Ended
6/30/22
Year Ended
6/30/21
Operations
Net investment income (loss) $ 604,016 $ 487,170 $ 270,463 $ 180,325
Net realized gain (loss) from investments and foreign currency 5,341,213 7,291,444 1,573,677 4,026,635
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (13,659,492) 21,798,579 (2,772,165) 2,652,029
Net increase (decrease) in net assets from operations (7,714,263) 29,577,193 (928,025) 6,858,989
Distributions to Shareholders
Dividends:
Class A Shares (526,152) (691,357) (1,063,128) (612,121)
Class C Shares (14,510) (14,322) (228,947) (328,974)
Class R3 Shares
(1)
— — — (12,876)
Class I Shares (459,868) (613,033) (2,216,956) (2,024,952)
Return of Capital:
Class A Shares — (365,765) — —
Class C Shares — (14,049) — —
Class I Shares — (296,068) — —
Decrease in net assets from distributions to shareholders (1,000,530) (1,994,594) (3,509,031) (2,978,923)
Fund Share Transactions
Proceeds from sale of shares 18,450,089 13,542,875 5,414,677 2,587,334
Proceeds from shares issued to shareholders due to reinvestment of distributions 919,634 1,818,505 3,344,934 2,860,497
19,369,723 15,361,380 8,759,611 5,447,831
Cost of shares redeemed (13,134,452) (15,833,969) (5,126,955) (8,789,368)
Net increase (decrease) in net assets from Fund share transactions 6,235,271 (472,589) 3,632,656 (3,341,537)
Net increase (decrease) in net assets (2,479,522) 27,110,010 (804,400) 538,529
Net assets at the beginning of period 82,277,869 55,167,859 19,795,002 19,256,473
Net assets at the end of period $ 79,798,347 $ 82,277,869 $ 18,990,602 $ 19,795,002

See accompanying notes to financial statements.

Small/Mid Cap Value Small Cap Value Opportunities
Year Ended
6/30/22
Year Ended
6/30/21
Year Ended
6/30/22
Year Ended
6/30/21
Operations
Net investment income (loss) $ 157,976 $ 84,076 $ 1,057,747 $ 257,041
Net realized gain (loss) from investments and foreign currency 3,403,601 5,299,311 23,728,276 59,072,369
Change in net unrealized appreciation (depreciation) of
investments and foreign currency (7,886,841) 8,373,577 (62,914,096) 51,255,908
Net increase (decrease) in net assets from operations (4,325,264) 13,756,964 (38,128,073) 110,585,318
Distributions to Shareholders
Dividends:
Class A Shares (439,199) (6,042) (2,568,647) (135,444)
Class C Shares (73,621) – (872,393) –
Class R3 Shares
(1)
— (71) — (8,403)
Class R6 Shares (2,382,286) (66,601) (557,719) (57,035)
Class I Shares (2,634,624) (65,867) (27,534,174) (1,474,480)
Decrease in net assets from distributions to shareholders (5,529,730) (138,581) (31,532,933) (1,675,362)
Fund Share Transactions
Proceeds from sale of shares 10,207,042 24,039,673 59,978,590 79,786,080
Proceeds from shares issued to shareholders due to reinvestment of distributions 5,448,185 137,331 30,441,627 1,598,145
15,655,227 24,177,004 90,420,217 81,384,225
Cost of shares redeemed (17,434,249) (12,096,775) (152,079,580) (80,440,650)
Net increase (decrease) in net assets from Fund share transactions (1,779,022) 12,080,229 (61,659,363) 943,575
Net increase (decrease) in net assets (11,634,016) 25,698,612 (131,320,369) 109,853,531
Net assets at the beginning of period 46,568,758 20,870,146 305,073,501 195,219,970
Net assets at the end of period $ 34,934,742 $ 46,568,758 $ 173,753,132 $ 305,073,501
(1) Class R3 Shares were converted to Class A Shares at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Financial Highlights

Global Equity Income
The Fund's fiscal year end is June 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 32.13 $ 0.74 $ (4.26) $ (3.52) $ (1.18) $ — $ (1.18) $ 27.43
2021 23.44 0.68 8.70 9.38 (0.69) — (0.69) 32.13
2020 26.59 0.57 (3.10) (2.53) (0.62) — (0.62) 23.44
2019 27.45 0.69 (0.20) 0.49 (0.72) (0.63) (1.35) 26.59
2018 27.34 0.83 0.12 0.95 (0.60) (0.24) (0.84) 27.45
Class
C
2022 32.06 0.44 (4.19) (3.75) (0.94) — (0.94) 27.37
2021 23.40 0.44 8.70 9.14 (0.48) — (0.48) 32.06
2020 26.54 0.40 (3.11) (2.71) (0.43) — (0.43) 23.40
2019 27.39 0.46 (0.16) 0.30 (0.52) (0.63) (1.15) 26.54
2018 27.28 0.62 0.11 0.73 (0.38) (0.24) (0.62) 27.39
Class
I
2022 32.14 0.83 (4.28) (3.45) (1.26) — (1.26) 27.43
2021 23.45 0.75 8.70 9.45 (0.76) — (0.76) 32.14
2020 26.60 0.63 (3.10) (2.47) (0.68) — (0.68) 23.45
2019 27.46 0.74 (0.18) 0.56 (0.79) (0.63) (1.42) 26.60
2018 27.35 0.90 0.12 1.02 (0.67) (0.24) (0.91) 27.46
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended June 30, 2022.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 11 .30 ) % ( 11 .32 ) % $ 86,811 1 .26% 1 .10% 2 .33% 2 .32% 59%
40 .43 N/A 105,751 1 .26 1 .11 2 .44 N/A 42
( 9 .53 ) N/A 80,897 1 .24 1 .11 2 .37 N/A 53
2 .23 N/A 103,494 1 .19 1 .11 2 .60 N/A 30
3 .42 N/A 118,895 1 .18 1 .11 2 .92 N/A 31
( 11 .95 ) ( 11 .97 ) 1,649 2 .01 1 .85 1 .37 1 .36 59
39 .34 N/A 4,660 2 .01 1 .86 1 .64 N/A 42
( 10 .18 ) N/A 14,342 1 .99 1 .86 1 .61 N/A 53
1 .45 N/A 37,564 1 .94 1 .86 1 .76 N/A 30
2 .65 N/A 67,535 1 .93 1 .86 2 .16 N/A 31
( 11 .10 ) ( 11 .12 ) 52,423 1 .01 0 .85 2 .61 2 .60 59
40 .76 N/A 55,826 1 .01 0 .86 2 .69 N/A 42
( 9 .25 ) N/A 43,978 0 .99 0 .86 2 .62 N/A 53
2 .45 N/A 63,168 0 .94 0 .86 2 .81 N/A 30
3 .69 N/A 82,677 0 .92 0 .86 3 .15 N/A 31

Financial Highlights
(continued)
International Value
The Fund's fiscal year end is June 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 27.73 $ 0.60 $ (4.05) $ (3.45) $ (1.08) $ — $ (1.08) $ 23.20
2021 20.17 0.70 7.34 8.04 (0.48) — (0.48) 27.73
2020 23.39 0.32 (2.83) (2.51) (0.71) — (0.71) 20.17
2019 25.16 0.50 (2.01) (1.51) (0.26) — (0.26) 23.39
2018 24.91 0.38 0.62 1.00 (0.75) — (0.75) 25.16
Class
C
2022 26.37 0.35 (3.80) (3.45) (1.03) — (1.03) 21.89
2021 19.20 0.43 7.04 7.47 (0.30) — (0.30) 26.37
2020 22.28 0.16 (2.73) (2.57) (0.51) — (0.51) 19.20
2019 23.94 0.25 (1.84) (1.59) (0.07) — (0.07) 22.28
2018 23.70 0.17 0.61 0.78 (0.54) — (0.54) 23.94
Class
I
2022 27.87 0.64 (4.05) (3.41) (1.09) — (1.09) 23.37
2021 20.27 0.75 7.38 8.13 (0.53) — (0.53) 27.87
2020 23.50 0.36 (2.82) (2.46) (0.77) — (0.77) 20.27
2019 25.29 0.58 (2.04) (1.46) (0.33) — (0.33) 23.50
2018 25.03 0.46 0.62 1.08 (0.82) — (0.82) 25.29
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended June 30, 2022.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 12 .90 ) % ( 12 .90 ) % $ 19,329 1 .33% 1 .14% 2 .26% 2 .25% 28%
40 .20 N/A 22,153 1 .28 1 .15 2 .88 N/A 24
( 11 .24 ) N/A 17,579 1 .33 1 .15 1 .55 N/A 22
( 5 .90 ) N/A 23,088 1 .32 1 .15 2 .11 N/A 14
3 .92 N/A 26,710 1 .27 1 .15 1 .46 N/A 17
( 13 .58 ) ( 13 .58 ) 266 2 .08 1 .89 1 .41 1 .40 28
39 .17 N/A 365 2 .03 1 .90 1 .93 N/A 24
( 11 .88 ) N/A 963 2 .08 1 .90 0 .76 N/A 22
( 6 .68 ) N/A 3,055 2 .07 1 .90 1 .14 N/A 14
3 .20 N/A 9,986 2 .02 1 .90 0 .68 N/A 17
( 12 .71 ) ( 12 .71 ) 64,558 1 .08 0 .89 2 .38 2 .37 28
40 .51 N/A 99,311 1 .03 0 .90 3 .10 N/A 24
( 11 .00 ) N/A 91,781 1 .08 0 .90 1 .68 N/A 22
( 5 .67 ) N/A 218,300 1 .07 0 .90 2 .48 N/A 14
4 .20 N/A 251,067 1 .02 0 .90 1 .76 N/A 17

Financial Highlights
(continued)
Per Share
NII (Loss)(a),(d)
Ratios of NII (Loss)
to Average Net Assets(d)
Class A
$0.21
0.69%
Class C
(0.01)
(0.03)
Class I
0.28
0.92
Multi Cap Value
The Fund's fiscal year end is June 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income
(NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains
Return
of
Capital Total
Ending
NAV
Class
A
2022 $ 41.46 $ 0.26 $ (3.73) $ (3.47) $ (0.51) $ — $ — $ (0.51) $ 37.48
2021 27.13 0.22 15.15 15.37 (0.69) — (0.35) (1.04) 41.46
2020 32.55 0.66 (5.70) (5.04) (0.38) — — (0.38) 27.13
2019 31.84 0.26 0.45 0.71 — — — — 32.55
2018(f) 29.15 (0.18) 3.42 3.24 (0.55) — — (0.55) 31.84
Class
C
2022 38.66 (0.05) (3.45) (3.50) (0.47) — — (0.47) 34.69
2021 25.32 (0.03) 14.14 14.11 (0.42) — (0.35) (0.77) 38.66
2020 30.40 0.42 (5.37) (4.95) (0.13) — — (0.13) 25.32
2019 29.97 (0.02) 0.45 0.43 — — — — 30.40
2018(f) 27.46 (0.37) 3.19 2.82 (0.31) — — (0.31) 29.97
Class
I
2022 41.84 0.36 (3.76) (3.40) (0.52) — — (0.52) 37.92
2021 27.37 0.30 15.30 15.60 (0.78) — (0.35) (1.13) 41.84
2020 32.83 0.75 (5.75) (5.00) (0.46) — — (0.46) 27.37
2019 32.03 0.34 0.46 0.80 — — — — 32.83
2018(f) 29.33 (0.11) 3.43 3.32 (0.62) — — (0.62) 32.03
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
(f)
Per share Net investment income (loss) and Net Investment Income (Loss) to Average Net Assets ratios include a change in estimated return of capital recorded by the Fund during the fiscal year ended June 30, 2018. Such change in estimate occurred upon receiving the reporting of the actual character of the dividends received from the issuers of certain securities. If such change in estimate were excluded, per share
Net Investment Income (Loss) and the ratios of Net Investment Income (Loss) to Average Net Assets for each share class would have been as follows:
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended June 30, 2022.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 8 .49 ) % ( 8 .55 ) % $ 40,006 1 .35% 1 .25% 0 .62% 0 .56% 34%
57 .70 N/A 43,489 1 .29 1 .15 0 .64 N/A 58
( 15 .73 ) N/A 29,133 1 .30 1 .15 2 .30 N/A 54
2 .23 N/A 42,199 1 .26 1 .15 0 .84 N/A 23
11 .14 N/A 30,003 1 .24 1 .15 ( 0 .58 ) N/A 118
( 9 .17 ) ( 9 .23 ) 1,168 2 .10 2 .00 ( 0 .13 ) ( 0 .19 ) 34
56 .54 N/A 1,347 2 .04 1 .90 ( 0 .09 ) N/A 58
( 16 .37 ) N/A 1,632 2 .05 1 .90 1 .56 N/A 54
1 .43 N/A 2,672 2 .01 1 .90 ( 0 .06 ) N/A 23
10 .29 N/A 21,143 1 .99 1 .90 ( 1 .29 ) N/A 118
( 8 .26 ) ( 8 .32 ) 38,624 1 .10 1 .00 0 .87 0 .81 34
58 .09 N/A 37,441 1 .04 0 .90 0 .88 N/A 58
( 15 .51 ) N/A 24,403 1 .05 0 .90 2 .56 N/A 54
2 .50 N/A 38,712 1 .01 0 .90 1 .08 N/A 23
11 .37 N/A 40,008 0 .99 0 .90 ( 0 .35 ) N/A 118

Financial Highlights
(continued)
Large Cap Value
The Fund's fiscal year end is June 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 4.84 $ 0.06 $ (0.22) $ (0.16) $ (0.05) $ (0.83) $ (0.88) $ 3.80
2021 3.96 0.03 1.57 1.60 (0.15) (0.57) (0.72) 4.84
2020 5.15 0.12 (0.62) (0.50) (0.09) (0.60) (0.69) 3.96
2019 6.72 0.07 (0.19) (0.12) (0.03) (1.42) (1.45) 5.15
2018 7.88 0.06 0.61 0.67 (0.17) (1.66) (1.83) 6.72
Class
C
2022 3.88 0.02 (0.15) (0.13) (0.04) (0.83) (0.87) 2.88
2021 3.28 0.01 1.26 1.27 (0.10) (0.57) (0.67) 3.88
2020 4.36 0.07 (0.51) (0.44) (0.04) (0.60) (0.64) 3.28
2019 5.95 0.02 (0.19) (0.17) — (1.42) (1.42) 4.36
2018 7.16 0.01 0.54 0.55 (0.10) (1.66) (1.76) 5.95
Class
I
2022 4.87 0.07 (0.22) (0.15) (0.05) (0.83) (0.88) 3.84
2021 3.98 0.05 1.57 1.62 (0.16) (0.57) (0.73) 4.87
2020 5.17 0.13 (0.62) (0.49) (0.10) (0.60) (0.70) 3.98
2019 6.75 0.08 (0.19) (0.11) (0.05) (1.42) (1.47) 5.17
2018 7.91 0.08 0.61 0.69 (0.19) (1.66) (1.85) 6.75
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended June 30, 2022.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 4 .84 ) % ( 4 .86 ) % $ 6,927 1 .80% 0 .99% 1 .26% 1 .24% 35%
44 .10 N/A 5,419 1 .76 1 .00 0 .79 N/A 42
( 12 .08 ) N/A 4,233 1 .40 1 .00 2 .56 N/A 59
1 .96 N/A 4,395 1 .27 1 .00 1 .26 N/A 35
8 .71 N/A 4,556 1 .19 1 .00 0 .83 N/A 48
( 5 .24 ) ( 5 .27 ) 951 2 .55 1 .74 0 .47 0 .45 35
42 .65 N/A 1,368 2 .51 1 .75 0 .19 N/A 42
( 12 .62 ) N/A 1,758 2 .15 1 .75 1 .82 N/A 59
1 .21 N/A 2,882 2 .02 1 .75 0 .48 N/A 35
7 .86 N/A 4,275 1 .94 1 .75 0 .08 N/A 48
( 4 .55 ) ( 4 .57 ) 11,112 1 .55 0 .74 1 .50 1 .48 35
44 .50 N/A 13,008 1 .51 0 .75 1 .11 N/A 42
( 11 .81 ) N/A 13,196 1 .15 0 .75 2 .81 N/A 59
2 .13 N/A 38,538 1 .02 0 .75 1 .46 N/A 35
8 .96 N/A 60,371 0 .94 0 .75 1 .08 N/A 48

Financial Highlights
(continued)
Small/Mid Cap Value
The Fund's fiscal year end is June 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 32.13 $ 0.03 $ (2.89) $ (2.86) $ (0.11) $ (4.56) $ (4.67) $ 24.60
2021 20.05 0.01 12.13 12.14 (0.06) — (0.06) 32.13
2020 23.47 0.11 (3.45) (3.34) (0.08) — (0.08) 20.05
2019 36.02 0.08 (3.94) (3.86) — (8.69) (8.69) 23.47
2018 33.23 (0.08) 4.61 4.53 (0.01) (1.73) (1.74) 36.02
Class
C
2022 27.57 (0.17) (2.37) (2.54) (0.09) (4.56) (4.65) 20.38
2021 17.29 (0.14) 10.42 10.28 — — — 27.57
2020 20.33 (0.03) (3.01) (3.04) — — — 17.29
2019 32.87 (0.12) (3.73) (3.85) — (8.69) (8.69) 20.33
2018 30.68 (0.32) 4.24 3.92 — (1.73) (1.73) 32.87
Class
R6
2022 33.06 0.16 (3.01) (2.85) (0.11) (4.56) (4.67) 25.54
2021 20.64 0.10 12.49 12.59 (0.17) — (0.17) 33.06
2020 24.15 0.21 (3.54) (3.33) (0.18) — (0.18) 20.64
2019 36.62 0.20 (3.98) (3.78) — (8.69) (8.69) 24.15
2018 33.70 0.06 4.69 4.75 (0.10) (1.73) (1.83) 36.62
Class
I
2022 32.86 0.10 (2.97) (2.87) (0.11) (4.56) (4.67) 25.32
2021 20.49 0.07 12.42 12.49 (0.12) — (0.12) 32.86
2020 23.99 0.19 (3.55) (3.36) (0.14) — (0.14) 20.49
2019 36.50 0.16 (3.98) (3.82) — (8.69) (8.69) 23.99
2018 33.65 0.01 4.67 4.68 (0.10) (1.73) (1.83) 36.50
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended June 30, 2022.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 10 .81 ) % ( 10 .87 ) % $ 3,003 1 .61% 1 .30% 0 .10% 0 .05% 42%
60 .64 N/A 3,321 1 .64 1 .31 0 .06 N/A 57
( 14 .29 ) N/A 2,599 1 .85 1 .31 0 .54 N/A 58
( 6 .42 ) N/A 3,137 1 .73 1 .31 0 .29 N/A 54
13 .98 N/A 4,512 1 .53 1 .31 ( 0 .24 ) N/A 49
( 11 .48 ) ( 11 .54 ) 341 2 .36 2 .05 ( 0 .67 ) ( 0 .72 ) 42
59 .46 N/A 538 2 .39 2 .06 ( 0 .65 ) N/A 57
( 14 .95 ) N/A 763 2 .60 2 .06 ( 0 .19 ) N/A 58
( 7 .13 ) N/A 1,374 2 .48 2 .06 ( 0 .47 ) N/A 54
13 .12 N/A 3,194 2 .29 2 .06 ( 0 .99 ) N/A 49
( 10 .44 ) ( 10 .49 ) 16,015 1 .19 0 .88 0 .53 0 .48 42
61 .19 N/A 19,155 1 .28 0 .95 0 .37 N/A 57
( 13 .93 ) N/A 8,747 1 .43 0 .88 0 .96 N/A 58
( 6 .03 ) N/A 9,691 1 .32 0 .90 0 .72 N/A 54
14 .44 N/A 9,629 1 .13 0 .89 0 .17 N/A 49
( 10 .57 ) ( 10 .63 ) 15,577 1 .36 1 .05 0 .34 0 .29 42
61 .03 N/A 23,554 1 .39 1 .06 0 .26 N/A 57
( 14 .07 ) N/A 8,457 1 .60 1 .06 0 .89 N/A 58
( 6 .19 ) N/A 8,874 1 .48 1 .06 0 .55 N/A 54
14 .25 N/A 20,522 1 .25 1 .06 0 .02 N/A 49

Financial Highlights
(continued)
Small Cap Value Opportunities
The Fund's fiscal year end is June 30th.  The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Beginning
NAV
Net
Investment
Income (NII)
(Loss)(a)
Net
Realized/
Unrealized
Gain (Loss) Total
From
NII
From
Accumulated
Net Realized
Gains Total
Ending
NAV
Class
A
2022 $ 55.06 $ 0.10 $ (8.11) $ (8.01) $ (0.08) $ (5.66) $ (5.74) $ 41.31
2021 33.98 (0.02) 21.36 21.34 (0.26) — (0.26) 55.06
2020 42.97 0.11 (6.36) (6.25) (0.01) (2.73) (2.74) 33.98
2019 55.23 0.03 (7.03) (7.00) — (5.26) (5.26) 42.97
2018 49.16 (0.16) 8.34 8.18 — (2.11) (2.11) 55.23
Class
C
2022 47.84 (0.25) (6.87) (7.12) (0.07) (5.66) (5.73) 34.99
2021 29.57 (0.31) 18.58 18.27 — — — 47.84
2020 37.99 (0.16) (5.53) (5.69) — (2.73) (2.73) 29.57
2019 49.96 (0.28) (6.43) (6.71) — (5.26) (5.26) 37.99
2018 44.98 (0.50) 7.59 7.09 — (2.11) (2.11) 49.96
Class
R6
2022 57.78 0.31 (8.57) (8.26) (0.09) (5.66) (5.75) 43.77
2021 35.66 0.17 22.41 22.58 (0.46) — (0.46) 57.78
2020 44.93 0.28 (6.63) (6.35) (0.19) (2.73) (2.92) 35.66
2019 57.24 0.22 (7.27) (7.05) — (5.26) (5.26) 44.93
2018 50.67 0.05 8.63 8.68 — (2.11) (2.11) 57.24
Class
I
2022 57.08 0.22 (8.43) (8.21) (0.09) (5.66) (5.75) 43.12
2021 35.21 0.08 22.15 22.23 (0.36) — (0.36) 57.08
2020 44.43 0.20 (6.57) (6.37) (0.12) (2.73) (2.85) 35.21
2019 56.75 0.16 (7.22) (7.06) — (5.26) (5.26) 44.43
2018 50.34 (0.03) 8.55 8.52 — (2.11) (2.11) 56.75
(a)
Per share Net Investment Income (Loss) is calculated using the average daily shares method.
(b)
Total return is the combination of changes in NAV without any sales charge, reinvested dividend income at NAV and reinvested capital gains distributions at NAV, if any. Total returns are not annualized.
(c)
Excludes the Fund's voluntary compensation from the Adviser.  See Note 7-Management Fees and Other Transactions with Affiliates for more information.
(d)
After fee waiver and/or expense reimbursement from the Adviser, where applicable.  See Note 7 - Management Fees and Other Transactions
with Affiliates for more information.
(e)
Portfolio Turnover Rate is calculated based on the lesser of long-term purchases or sales (as disclosed in Note 4 - Portfolio Securities and
Investments in Derivatives) divided by the average long-term market value during the period.
N/A
Fund did not have Payment from Affiliates for the periods prior to the fiscal year ended June 30, 2022.

See accompanying notes to financial statements.

Ratio/Supplemental Data
Ratios to Average Net Assets
Total
Return(b)
Total
Return
Excluding
Payment from
Affiliates(b),(c)
Ending
Net
Assets
(000)
Gross
Expenses
Net
Expenses(d)
NII
(Loss)(d)
NII (Loss)
Excluding
Payment from
Affiliates(c),(d)
Portfolio
Turnover
Rate(e)
( 16 .01 ) % ( 16 .09 ) % $ 19,467 1 .33% 1 .19% 0 .20% 0 .13% 58%
63 .00 N/A 27,091 1 .37 1 .36 ( 0 .04 ) N/A 86
( 15 .95 ) N/A 24,846 1 .35 1 .35 0 .28 N/A 43
( 11 .47 ) N/A 66,539 1 .24 1 .24 0 .07 N/A 62
16 .94 N/A 82,161 1 .27 1 .27 ( 0 .31 ) N/A 67
( 16 .61 ) ( 16 .70 ) 3,933 2 .08 1 .94 ( 0 .57 ) ( 0 .64 ) 58
61 .79 N/A 8,429 2 .12 2 .11 ( 0 .80 ) N/A 86
( 16 .58 ) N/A 7,644 2 .10 2 .10 ( 0 .49 ) N/A 43
( 12 .14 ) N/A 13,419 1 .99 1 .99 ( 0 .68 ) N/A 62
16 .05 N/A 21,723 2 .01 2 .01 ( 1 .05 ) N/A 67
( 15 .68 ) ( 15 .75 ) 4,893 0 .94 0 .80 0 .59 0 .52 58
63 .67 N/A 6,160 0 .95 0 .94 0 .36 N/A 86
( 15 .55 ) N/A 6,315 0 .91 0 .91 0 .70 N/A 43
( 11 .12 ) N/A 10,899 0 .86 0 .86 0 .46 N/A 62
17 .41 N/A 11,093 0 .85 0 .85 0 .10 N/A 67
( 15 .79 ) ( 15 .87 ) 145,461 1 .08 0 .94 0 .42 0 .35 58
63 .42 N/A 263,394 1 .11 1 .10 0 .16 N/A 86
( 15 .75 ) N/A 154,309 1 .10 1 .10 0 .51 N/A 43
( 11 .26 ) N/A 456,623 0 .99 0 .99 0 .33 N/A 62
17 .22 N/A 642,477 1 .01 1 .01 ( 0 .05 ) N/A 67

Notes to Financial Statements
1. General Information
Trust and Fund Information
The Nuveen Investment Trust and Nuveen Investment Trust II (each a “Trust” and collectively, the “Trusts”), are open-end management investment companies registered under the Investment Company Act of 1940 (the “1940 Act”), as amended. Nuveen Investment Trust is comprised of the
Nuveen Global Equity Income Fund (“Global Equity Income”), Nuveen Multi Cap Value Fund (“Multi Cap Value”), Nuveen Large Cap Value Fund
(“Large-Cap Value”), Nuveen Small/Mid Cap Value Fund (“Small/Mid-Cap Value”) and Nuveen Small Cap Value Opportunities Fund (“Small Cap
Value Opportunities”), among others, and Nuveen Investment Trust II is comprised of Nuveen International Value Fund (International Value”), among others (each a “Fund” and collectively, the “Funds”), as diversified funds. Nuveen Investment Trust and Nuveen Investment Trust II were each organized as Massachusetts business trusts in 1996 and 1997, respectively.
Current Fiscal Period
The end of the reporting period for the Funds is June 30, 2022, and the period covered by these Notes to Financial Statements is the fiscal year ended June 30, 2022 (the "current fiscal period").
Investment Adviser and Sub-Adviser
The Funds’ investment adviser is Nuveen Fund Advisors, LLC (the “Adviser”), a subsidiary of Nuveen, LLC (“Nuveen”). Nuveen is the investment management arm of Teachers Insurance and Annuity Association of America (TIAA). The Adviser has overall responsibility for management of the
Funds, oversees the management of the Funds’ portfolios, manages the Funds’ business affairs and provides certain clerical, bookkeeping and other administrative services, and, if necessary, asset allocation decisions. As of December 31, 2021, the Adviser has entered into sub-advisory agreements with Nuveen Asset Management, LLC (“NAM”), a subsidiary of the Adviser, under which NAM manages the investment portfolios of the Funds. Prior to December 31, 2021, the Adviser had entered into sub-advisory agreements with NWQ Investment Management Company, LLC (“NWQ”), an affiliate of the Adviser.
Sub-Adviser and Fund Name Changes
During August 2021, the Funds’ Board of Trustees (the “Board”) approved sub-advisory agreements, effective on December 31, 2021, between the Adviser and NAM, pursuant to which NAM replaced NWQ as each Fund’s sub-adviser. In connection therewith, the Board also approved the following name change for each Fund, effective October 29, 2021:
Nuveen NWQ Global Equity Income Fund to Nuveen Global Equity Income Fund
Nuveen NWQ International Value Fund to Nuveen International Value Fund
Nuveen NWQ Multi-Cap Value Fund to Nuveen Multi Cap Value Fund
Nuveen NWQ Large-Cap Value Fund to Nuveen Large Cap Value Fund
Nuveen NWQ Small/Mid-Cap Value Fund to Nuveen Small/Mid Cap Value Fund
Nuveen NWQ Small-Cap Value Fund to Nuveen Small Cap Value Opportunities Fund
The Funds’ portfolio management teams and investment strategies were not affected by these changes.
Share Classes and Sales Charges
Class A Shares are generally sold with an up-front sales charge. Class A Share purchases of $1 million or more are sold at net asset value (“NAV”)
without an up-front sales charge but may be subject to a contingent deferred sales charge (“CDSC”) of 1% if redeemed within eighteen months of purchase. Class C Shares are sold without an up-front sales charge. Class C Shares are subject to a CDSC of 1% if redeemed within twelve months of purchase. Class C Shares automatically convert to Class A Shares eight years after purchase. Class R6 Shares and Class I Shares are sold without an upfront sales charge.
Other Matters
The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long-term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’ normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. Each Fund is an investment company and follows accounting guidance in the Financial Accounting Standards Board (“FASB”)

Accounting Standards Codification 946, Financial Services — Investment Companies. The NAV for financial reporting purposes may differ from the
NAV for processing security and shareholder transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing security and shareholder transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Compensation
Neither Trust pays compensation directly to those of its trustees or to its officers, all of whom receive remuneration for their services to each Trust from the Adviser or its affiliates. The Board has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.
Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign Currency Transactions and Translation
The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency, (ii) investments and (iii)
derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received are recognized as a component of “Net realized gain (loss) from investments and foreign currency” on the Statement of Operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Change in net unrealized appreciation (depreciation) of investments and foreign currency” on the Statement of Operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Change in net unrealized appreciation (depreciation)” on the Statement of Operations, when applicable.
As of the end of the reporting period, the Funds’ investments in non-U.S. securities were as follows:
Global Equity Income Value
% of
Net Assets
Country:
Germany $ 12,642,926 9.0%
Japan 7,078,220 5.0
United Kingdom 6,135,198 4.4
Netherlands 4,748,564 3.4
France 4,308,732 3.1
Finland 4,230,127 3.0
South Korea 3,879,599 2.7
Australia 3,308,184 2.3
Canada 2,422,030 1.7
Other 8,099,770 5.7
Total non-U.S. Securities $56,853,350 40.3%
International Value Value
% of
Net Assets
Country:
Japan $ 17,939,228 21.3%
Germany 10,146,480 12.1
France 9,768,921 11.6
United Kingdom 7,226,262 8.6
Netherlands 6,206,995 7.4
South Korea 5,157,552 6.1
Switzerland 3,542,433 4.2
Belgium 3,119,802 3.7
Singapore 2,304,890 2.7
Other 12,810,385 15.3
Total non-U.S. Securities $78,222,948 93.0%

Notes to Financial Statements
(continued)
Indemnifications
Under each Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to each Trust. In addition, in the normal course of business, each Trust enters into contracts that provide general indemnifications to other parties. Each Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each
Trust that have not yet occurred. However, each Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Investments and Investment Income
Securities transactions are accounted for as of the trade date for financial reporting purposes. Realized gains and losses on securities transactions are based upon the specific identification method. Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when information is available. Non-cash dividends received in the form of stock, if any, are recognized on the ex-dividend date and recorded at fair value.
Interest income is recorded on an accrual basis. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments.
Multiclass Operations and Allocations
Income and expenses of the Funds that are not directly attributable to a specific class of shares are prorated among the classes based on the relative net assets of each class. Expenses directly attributable to a class of shares are recorded to the specific class. 12b-1 distribution and service fees are allocated on a class-specific basis.
Sub-transfer agent fees and similar fees, which are recognized as a component of “Shareholder servicing agent fees” on the Statement of
Operations, are not charged to Class R6 Shares and are prorated among the other classes based on their relative net assets.
Realized and unrealized capital gains and losses of the Funds are prorated among the classes based on the relative net assets of each class.
Netting Agreements
In the ordinary course of business, the Funds may enter into transactions subject to enforceable master repurchase agreements, International Swaps and Derivatives Association, Inc. (ISDA) master agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows each Fund to offset certain securities and derivatives with a specific counterparty, when applicable, as well as any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, each Fund manages its cash collateral and securities collateral on a counterparty basis.
The Funds’ investments subject to netting agreements as of the end of the reporting period, if any, are further described in Note 4 - Portfolio
Securities and Investments in Derivatives.
New Accounting Pronouncements and Rule Issuances
Reference Rate Reform
In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform: Facilitation of the Effects of Reference Rate
Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only change to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’ investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds’ financial statements and various filings.
Securities and Exchange Commission (“SEC”) Adopts New Rules to Modernize Fund Valuation Framework
In December 2020, the SEC voted to adopt a new rule governing fund valuation practices. New Rule 2a-5 under the 1940 Act establishes requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 will permit fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are
“readily available” for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotation are not readily available. The SEC also adopted new Rule 31a-4 under the 1940 Act, which sets forth the recordkeeping requirements associated with fair value determinations. Finally, the SEC is rescinding previously issued guidance on related issues, including the role of a board in determining fair value and the accounting and auditing of fund investments. Rule 2a-5 and Rule 31a-4 became effective on March 8, 2021, with a compliance date of September 8, 2022. A fund may voluntarily comply with the rules after the effective date, and in advance of the compliance date, under certain conditions. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
3. Investment Valuation and Fair Value Measurements
The Funds’ investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds’ major classifications of assets and liabilities measured at fair value follows:
Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and ask prices is utilized and these securities are generally classified as Level 2.
Prices of fixed-income securities are generally provided by an independent pricing service (“pricing service”) approved by the Board. The pricing service establishes a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the
Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. These foreign securities are generally classified as Level 2.
Prices of certain American Depositary Receipts (“ADR”) held by the Funds that trade in the United States are valued based on the last traded price, official closing price, or an evaluated price provided by the independent pricing service (“pricing service”) and are generally classified as Level 1 or
2.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Any portfolio security or derivative for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2 of the fair value hierarchy; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of the end of the reporting period, based on the inputs used to value them:

Notes to Financial Statements
(continued)
Global Equity Income
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 85,622,170 $ 49,702,426
**
$ – $ 135,324,596
Convertible Preferred Securities 2,078,857 – – 2,078,857
Structured Notes – 555,691 – 555,691
Total
$ 87,701,027 $ 50,258,117 $ – $ 137,959,144
International Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 14,075,495 $ 68,760,892
**
$ – $ 82,836,387
Short-Term Investments:
Repurchase Agreements – 695,409 – 695,409
Total
$ 14,075,495 $ 69,456,301 $ – $ 83,531,796
Multi Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 75,680,489 $ – $ – $ 75,680,489
Investments Purchased with Collateral from Securities
Lending 1,766,934 – – 1,766,934
Short-Term Investments:
Repurchase Agreements – 4,162,123 – 4,162,123
Total
$ 77,447,423 $ 4,162,123 $ – $ 81,609,546
Large Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 17,988,846 $ – $ – $ 17,988,846
Investments Purchased with Collateral from Securities
Lending 246,622 – – 246,622
Short-Term Investments:
Repurchase Agreements – 1,081,136 – 1,081,136
Total
$ 18,235,468 $ 1,081,136 $ – $ 19,316,604
Small/Mid Cap Value
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 33,333,264 $ – $ – $ 33,333,264
Investments Purchased with Collateral from Securities
Lending 197,421 – – 197,421
Short-Term Investments:
Repurchase Agreements – 1,713,672 – 1,713,672
Total
$ 33,530,685 $ 1,713,672 $ – $ 35,244,357
Small Cap Value Opportunities
Level 1 Level 2 Level 3 Total
Long-Term Investments*:
Common Stocks $ 168,003,036 $ – $ – $ 168,003,036
Investments Purchased with Collateral from Securities
Lending 6,526,343 – – 6,526,343
Short-Term Investments:
Repurchase Agreements – 4,926,125 – 4,926,125
Total
$ 174,529,379 $ 4,926,125 $ – $ 179,455,504
* Refer to the Fund's Portfolio of Investments for industry classifications.
** Refer to the Fund’s Portfolio of Investments for securities classified as Level 2.

4. Portfolio Securities and Investments in Derivatives
Portfolio Securities
Repurchase Agreements
In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
The following table presents the repurchase agreements for the Funds that are subject to netting agreements as of the end of the reporting period, and the collateral delivered related to those repurchase agreements.
Securities Lending
Each Fund may lend securities representing up to one-third of the value of its total assets to broker-dealers, banks, and other institutions in order to generate additional income. When loaning securities, the Fund retains the benefits of owning the securities, including the economic equivalent of dividends or interest generated by the security. The loans are continuous, can be recalled at any time, and have no set maturity. The Funds’
custodian, State Street Bank and Trust Company, serves as the securities lending agent (the “Agent”).
When a Fund loans its portfolio securities, it will receive, at the inception of each loan, cash collateral equal to an amount not less than 100% of the market value of the loaned securities. The actual percentage of the cash collateral will vary depending upon the asset type of the loaned securities.
Collateral for the loaned securities is invested in a government money market vehicle maintained by the Agent, which is subject to the requirements of Rule 2a-7 under the 1940 Act. The value of the loaned securities and the liability to return the cash collateral received are recognized on the
Statement of Assets and Liabilities. If the market value of the loaned securities increases, the borrower must furnish additional collateral to the Fund, which is also recognized on the Statement of Assets and Liabilities. Securities out on loan are subject to termination at any time at the option of the borrower or the Fund. Upon termination, the borrower is required to return to the Fund securities identical to the securities loaned. During the term of the loan, the Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
Securities lending income recognized by a Fund consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is recognized on the Statement of Operations.
As of the end of the reporting period, the total value of the loaned securities and the total value of collateral received were as follows:
Investment Transactions
Long-term purchases and sales (excluding investments purchased with collateral from securities lending, where applicable) during the current fiscal period were as follows:
Fund Counterparty
Short-term
Investments,
at Value
Collateral
Pledged (From)
Counterparty
International Value Fixed Income Clearing Corporation $ 695,409 $(709,397)
Multi Cap Value Fixed Income Clearing Corporation 4,162,123 (4,245,392)
Large Cap Value Fixed Income Clearing Corporation 1,081,136 (1,102,770)
Small Mid Cap Value Fixed Income Clearing Corporation 1,713,672 (1,747,962)
Small Cap Value Opportunities Fixed Income Clearing Corporation 4,926,125 (5,024,751)
Fund Asset Class out on Loan
Long-Term
Investments, at
Value
Total Collateral
Received
Multi Cap Value Common Stock $1,709,760 $1,766,934
Large Cap Value Common Stock $232,810 $246,622
Small/Mid Cap Value Common Stock $194,715 $197,421
Small Cap Value Opportunities Common Stock $6,147,711 $6,526,343

Notes to Financial Statements
(continued)
The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased on a when-issued or delayed-delivery basis may have extended settlement periods; interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period. The Funds have earmarked securities in their portfolios with a current value at least equal to the amount of the when-issued/
delayed delivery purchase commitments. If a Fund has outstanding when-issued/delayed-delivery purchases commitments as of the end of the reporting period, such amounts are recognized on the Statement of Assets and Liabilities.
Investments in Derivatives
Each Fund is authorized to invest in certain derivative instruments. The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds’ investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes.
Although the Funds are authorized to invest in derivative instruments, and may do so in the future, they did not make any such investments during the current fiscal period.
Market and Counterparty Credit Risk
In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund’s exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and
Liabilities.
Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the predetermined threshold amount.
Fund
Purchases Sales
Global Equity Income
$ 90,711,282 $ 91,242,908
International Value
29,270,648 48,995,523
Multi Cap Value
30,724,928 27,370,232
Large Cap Value
6,586,596 6,616,214
Small/Mid Cap Value
16,142,118 22,581,679
Small Cap Value Opportunities
150,877,346 239,811,146

5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Year Ended
6/30/22
Year Ended
6/30/21
Global Equity Income Shares Amount Shares Amount
Shares sold:
Class A 173,126 $5,452,479 426,771 $11,630,534
Class A - automatic conversion of Class C Shares 101 3,188 3,861 104,250
Class A - automatic conversion of Class R3 Shares — — 19,586 645,359
Class C 452 14,264 3,336 97,623
Class R3
(1)
— — 3,523 93,253
Class I 380,687 11,996,921 272,707 7,733,453
Shares issued to shareholders due to reinvestment of distributions:
Class A 112,841 3,473,702 73,787 2,091,541
Class C 2,883 90,495 5,123 136,127
Class R3
(1)
— — 320 8,479
Class I 70,977 2,176,254 46,034 1,304,189
741,067 23,207,303 855,048 23,844,808
Shares redeemed:
Class A (412,034) (13,046,407) (683,432) (18,493,548)
Class C (88,317) (2,742,424) (472,171) (12,719,643)
Class C - automatic conversion to Class A Shares (101) (3,188) (3,872) (104,250)
Class R3
(1)
— — (9,126) (243,570)
Class R3 - automatic conversion to Class A Shares — — (19,628) (645,359)
Class I (277,576) (8,763,306) (457,297) (12,668,505)
(778,028) (24,555,325) (1,645,526) (44,874,875)
Net increase (decrease) (36,961) $(1,348,022) (790,478) $(21,030,067)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
6/30/22
Year Ended
6/30/21
International Value Shares Amount Shares Amount
Shares sold:
Class A 194,500 $5,227,788 121,453 $2,958,668
Class A - automatic conversion of Class R3 Shares — — 17,870 511,446
Class C 115 3,000 2,668 63,807
Class R3
(1)
— — 10,274 246,062
Class I 316,276 8,429,490 316,193 7,441,675
Shares issued to shareholders due to reinvestment of distributions:
Class A 31,617 835,956 13,689 337,720
Class C 504 12,590 354 8,350
Class R3
(1)
— — 276 6,867
Class I 122,950 3,271,705 85,687 2,122,462
665,962 17,780,529 568,464 13,697,057
Shares redeemed:
Class A (191,714) (5,111,711) (225,773) (5,406,566)
Class C (2,309) (59,207) (39,315) (874,935)
Class R3
(1)
— — (27,659) (617,580)
Class R3 - automatic conversion to Class A Shares — — (17,752) (511,446)
Class I (1,240,273) (33,142,030) (1,367,262) (33,380,351)
(1,434,296) (38,312,948) (1,677,761) (40,790,878)
Net increase (decrease) (768,334) $(20,532,419) (1,109,297) $(27,093,821)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
Year Ended
6/30/22
Year Ended
6/30/21
Multi Cap Value Shares Amount Shares Amount
Shares sold:
Class A 116,984 $4,897,020 154,916 $5,818,601
Class C 8,976 348,559 9,071 343,717
Class I 310,444 13,204,510 188,713 7,380,557
Shares issued to shareholders due to reinvestment of distributions:
Class A 11,124 463,411 28,287 924,684
Class C 375 14,510 927 28,371
Class I 10,495 441,713 26,265 865,450
458,398 19,369,723 408,179 15,361,380
Shares redeemed:
Class A (109,697) (4,594,015) (208,004) (7,334,660)
Class C (10,522) (404,235) (39,589) (1,174,798)
Class I (197,229) (8,136,202) (211,628) (7,324,511)
(317,448) (13,134,452) (459,221) (15,833,969)
Net increase (decrease) 140,950 $6,235,271 (51,042) $(472,589)
Year Ended
6/30/22
Year Ended
6/30/21
Large Cap Value Shares Amount Shares Amount
Shares sold:
Class A 845,012 $3,649,356 322,659 $1,449,170
Class C 135,120 396,208 8,152 29,397
Class I 321,130 1,369,113 244,980 1,108,767
Shares issued to shareholders due to reinvestment of distributions:
Class A 227,492 953,190 128,929 534,102
Class C 71,996 228,947 98,694 328,974
Class R3
(1)
— — 3,168 12,889
Class I 512,441 2,162,797 475,865 1,984,532
2,113,191 8,759,611 1,282,447 5,447,831
Shares redeemed:
Class A (372,161) (1,612,503) (400,159) (1,736,597)
Class C (228,875) (811,833) (291,381) (1,048,353)
Class R3
(1)
— — (20,859) (102,627)
Class I (613,797) (2,702,619) (1,360,658) (5,901,791)
(1,214,833) (5,126,955) (2,073,057) (8,789,368)
Net increase (decrease) 898,358 $3,632,656 (790,610) $(3,341,537)
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Year Ended
6/30/22
Year Ended
6/30/21
Small/Mid Cap Value Shares Amount Shares Amount
Shares sold:
Class A 24,595 $704,339 24,847 $656,651
Class A - automatic conversion of Class R3 Shares — — 4,901 159,866
Class C 1,887 43,561 1,778 41,304
Class R3
(1)
— — 85 1,704
Class R6 183,432 5,656,649 369,861 10,847,937
Class I 126,250 3,802,493 446,815 12,332,211
Shares issued to shareholders due to reinvestment of distributions:
Class A 12,994 369,021 203 5,122
Class C 3,116 73,621 — —
Class R3
(1)
— — 3 70
Class R6 80,811 2,378,123 2,557 66,454
Class I 90,018 2,627,420 2,541 65,685
523,103 15,655,227 853,591 24,177,004
Shares redeemed:
Class A (18,884) (582,623) (56,242) (1,289,387)
Class C (7,815) (195,582) (26,360) (555,748)
Class R3
(1)
— — (10,876) (248,890)
Class R3 - automatic conversion to Class A Shares — — (5,140) (159,866)
Class R6 (216,649) (6,842,151) (216,832) (5,761,009)
Class I (317,771) (9,813,893) (145,169) (4,081,875)
(561,119) (17,434,249) (460,619) (12,096,775)
Net increase (decrease) (38,016) $(1,779,022) 392,972 $12,080,229
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.
Year Ended
6/30/22
Year Ended
6/30/21
Small Cap Value Opportunities Shares Amount Shares Amount
Shares sold:
Class A 58,969 $2,872,575 59,621 $2,636,709
Class A - automatic conversion of Class C Shares 761 35,211 — —
Class A - automatic conversion of Class R3 Shares — — 49,351 2,749,338
Class C 9,696 409,299 12,698 495,727
Class R3
(1)
— — 14,228 652,815
Class R6 25,817 1,354,190 25,165 1,096,983
Class I 1,058,819 55,307,315 1,416,183 72,154,508
Shares issued to shareholders due to reinvestment of distributions:
Class A 46,195 2,224,945 2,576 112,232
Class C 17,854 731,173 — —
Class R3
(1)
— — 145 6,160
Class R6 7,376 375,621 726 33,137
Class I 539,963 27,109,888 32,061 1,446,616
1,765,450 90,420,217 1,612,754 81,384,225
Shares redeemed:
Class A (126,767) (6,394,170) (350,791) (14,493,897)
Class C (90,413) (3,801,916) (95,036) (3,484,220)
Class C - automatic conversion to Class A Shares (898) (35,211) — —
Class R3
(1)
— — (27,258) (1,148,976)
Class R3 - automatic conversion to Class A Shares — — (50,623) (2,749,338)
Class R6 (28,024) (1,526,578) (96,399) (4,080,699)
Class I (2,839,782) (140,321,705) (1,215,868) (54,483,520)
(3,085,884) (152,079,580) (1,835,975) (80,440,650)
Net increase (decrease) (1,320,434) $(61,659,363) (223,221) $943,575
(1) Class R3 Shares were converted to Class A at the close of business on June 4, 2021 and are no longer available for reinvestment or through an exchange from other Nuveen mutual funds.

Notes to Financial Statements
(continued)
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund's federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund's tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund's financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to deemed dividend due to corporate actions, distribution reallocations, foreign currency transactions, investments in partnerships, investments in passive foreign investment companies, return of capital and long-term capital gain distributions received from portfolio investments, tax equalization, taxable overdistribution and taxes paid. Temporary and permanent differences have no impact on a Fund's net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes was as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid were as follows:
Fund
Tax Cost
Gross Unrealized
Appreciation
Gross
Unrealized
(Depreciation)
Net
Unrealized
Appreciation
(Depreciation)
Global Equity Income
$ 130,290,313 $ 23,204,305 $ (15,535,474) $ 7,668,831
International Value
74,654,183 20,394,172 (11,516,559) 8,877,613
Multi Cap Value
76,800,233 12,040,460 (7,231,147) 4,809,313
Large Cap Value
16,244,332 4,192,606 (1,120,334) 3,072,272
Small/Mid Cap Value
33,138,289 5,470,636 (3,364,568) 2,106,068
Small Cap Value Opportunities
176,560,180 25,703,988 (22,808,664) 2,895,324
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year Loss
Deferrals
Other
Book-to-Tax
Differences Total
Global Equity Income
$ 4,018,486 $ — $ 7,659,227 $ (232,364,000) $ — $ (2,073,141) $ (222,759,428)
International Value
4,009,279 — 8,848,799 (196,792,564) — — (183,934,486)
Multi Cap Value
— — 4,809,313 (2,058,436) — (82,513) 2,668,364
Large Cap Value
242,838 632,099 3,072,272 — — — 3,947,209
Small/Mid Cap Value
239,475 1,684,287 2,106,068 — — — 4,029,830
Small Cap Value
Opportunities
232,316 10,539,117 2,895,324 — — — 13,666,757
6/30/22 6/30/21
Fund
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Ordinary
Income
Long-Term
Capital Gains
Return
of
Capital
Global Equity Income
$ 6,067,621 $ — $ — $ 3,747,275 $ — $ —
International Value
4,278,243 — — 2,540,326 — —
Multi Cap Value
1,000,530 — — 1,318,712 — 675,882
Large Cap Value
883,197 2,625,834 — 942,137 2,036,786 —
Small/Mid Cap Value
1,232,095 4,295,837 — 138,581 — —
Small Cap Value Opportunities
1,054,058 30,478,875 — 1,675,362 — —

As of year end, the Funds had capital loss carryforwards, which will not expire:
As of year end, the Funds utilized the following capital loss carryforwards:
7. Management Fees and Other Transactions with Affiliates
Management Fees
Each Fund’s management fee compensates the Adviser for the overall investment advisory and administrative services and general office facilities.
The Sub-Adviser is compensated for its services to the Funds from the management fees paid to the Adviser.
Each Fund’s management fee consists of two components – a fund-level fee, based only on the amount of assets within each individual Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables each Fund’s shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.
The annual fund-level fee, payable monthly, for each Fund is calculated according to the following schedule:
Fund
Short-Term Long-Term Total
Global Equity Income
1
$ 5,311,351 $ 227,052,649 $ 232,364,000
International Value
6,060,415 190,732,149 196,792,564
Multi Cap Value
— 2,058,436 2,058,436
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —
1
Global Equity Income’s capital loss carryforward is subject to significant limitations under the Internal Revenue Code and related regulations. In particular, it is expected that the Fund will only be able to annually utilize approximately $4 million of its outstanding capital loss carryforward for the next sixteen years, at which point the annual limitation will further be reduced to approximately $1.2 million.
Fund
Utilized
Global Equity Income
$ 13,155,527
International Value
11,192,677
Multi Cap Value
5,344,023
Large Cap Value
—
Small/Mid Cap Value
—
Small Cap Value Opportunities
—
Average Daily Net Assets
Global
Equity
Income
International
Value
Multi Cap
Value
Large Cap
Value
Small/Mid Cap
Value
Small Cap
Opportunities
Value
For the first $125 million 0.5500% 0.5500% 0.5500% 0.5000% 0.6000% 0.6500%
For the next $125 million 0.5375 0.5375 0.5375 0.4875 0.5875 0.6375
For the next $250 million 0.5250 0.5250 0.5250 0.4750 0.5750 0.6250
For the next $500 million 0.5125 0.5125 0.5125 0.4625 0.5625 0.6125
For the next $1 billion 0.5000 0.5000 0.5000 0.4500 0.5500 0.6000
For the next $3 billion 0.4750 0.4750 0.4750 0.4250 0.5250 0.5750
For the next $2.5 billion 0.4500 0.4500 0.4500 0.4000 0.5000 0.5500
For the next $2.5 billion 0.4375 0.4375 0.4375 0.3875 0.4875 0.5375
For net assets over $10 billion 0.4250 0.4250 0.4250 0.3750 0.4750 0.5250

Notes to Financial Statements
(continued)
The annual complex-level fee, payable monthly, for each Fund is calculated according to the following schedule:
* The complex-level fee is calculated based upon the aggregate daily “eligible assets” of all Nuveen open-end and closed-end funds. Eligible assets do not include assets attributable to investments in other Nuveen funds or assets in excess of a determined amount (originally $2 billion) added to the Nuveen fund complex in connection with the Adviser’s assumption of the management of the former First American Funds effective January 1, 2011, but do include certain assets of certain Nuveen funds that were reorganized into funds advised by an affiliate of the Adviser during the 2019 calendar year. Eligible assets include closed-end fund assets managed by the Adviser that are attributable to certain types of leverage. For these purposes, leverage includes the closed-end funds’ use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities)
in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust’s issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining eligible assets in certain circumstances. As of June 30, 2022, the complex-level fee rate for each Fund was as follows:
The Adviser has agreed to waive fees and/or reimburse expenses (“Expense Cap”) of the Funds so that the total annual Fund operating expenses
(excluding 12b-1 distribution and/or service fees, interest expenses, taxes, acquired fund fees and expenses, fees incurred in acquiring and disposing of portfolio securities and extraordinary expenses) do not exceed the average daily net assets of any class of Fund shares in the amounts and for the time periods stated in the following table. However, because Class R6 Shares are not subject to sub-transfer agent and similar fees, the total annual fund operating expense for the Class R6 Shares will be less than the expense limitation. The temporary expense limitations may be terminated or modified prior to expiration date only with the approval of the Board. The expense limitations in effect thereafter may be terminated or modified only with the approval of shareholders of each Fund.
Distribution and Service Fees
Each Fund has adopted a distribution and service plan under rule 12b-1 under the 1940 Act. Class A Shares incur a 0.25% annual 12b-1 service fee.
Class C Shares incur a 0.75% annual 12b-1 distribution fee and a 0.25% annual 12b-1 service fee.  Class R6 Shares and Class I Shares are not subject to 12b-1 distribution or service fees. The fees under this plan compensate Nuveen Securities, LLC, (the “Distributor”), a wholly-owned subsidiary of
Nuveen, for services provided and expenses incurred in distributing shares of the Funds and establishing and maintaining shareholder accounts.
Complex-Level Eligible Asset Breakpoint Level* Effective Complex-Level Fee Rate at Breakpoint Level
$55 billion 0.2000%
$56 billion 0.1996
$57 billion 0.1989
$60 billion 0.1961
$63 billion 0.1931
$66 billion 0.1900
$71 billion 0.1851
$76 billion 0.1806
$80 billion 0.1773
$91 billion 0.1691
$125 billion 0.1599
$200 billion 0.1505
$250 billion 0.1469
$300 billion 0.1445
Fund
Complex-Level Fee
Global Equity Income
0.1571%
International Value
0.1571%
Multi Cap Value
0.1571%
Large Cap Value
0.1571%
Small/Mid Cap Value
0.1571%
Small Cap Value Opportunities
0.1571%
Fund
Temporary
Expense Cap
Temporary
Expense Cap
Expiration Date
Permanent
Expense Cap
Global Equity Income 0.90% July 31, 2024 N/A
International Value 0.94 July 31, 2024 N/A
Multi Cap Value 0.94 July 31, 2024 N/A
Large Cap Value 0.79 July 31, 2024 1.35%
Small/Mid Cap Value 1.10 July 31, 2024 1.45
Small Cap Value Opportunities 0.99 July 31, 2024 1.50
N/A - Not Applicable.

Other Transactions with Affiliates
The Funds receive voluntary compensation from the Adviser in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the Funds is recognized as "Payment from affiliate" on the Statement of Operations, and any income due to the Funds as of the end of the reporting period is recognized as
“Receivable due from affiliate” on the Statement of Assets and Liabilities.
During the current fiscal period, the Distributor, collected sales charges on purchases of Class A Shares, the majority of which were paid out as concessions to financial intermediaries as follows:
The Distributor also received 12b-1 service fees on Class A Shares, substantially all of which were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
During the current fiscal period, the Distributor compensated financial intermediaries directly with commission advances at the time of purchase as follows:
To compensate for commissions advanced to financial intermediaries, all 12b-1 service and distribution fees collected on Class C Shares during the first year following a purchase are retained by the Distributor. During the current fiscal period, the Distributor retained such 12b-1 fees as follows:
The remaining 12b-1 fees charged to each Fund were paid to compensate financial intermediaries for providing services to shareholders relating to their investments.
The Distributor also collected and retained CDSC on share redemptions during the current fiscal period, as follows:
Fund
Sales Charges
Collected
(Unaudited)
Paid to Financial
Intermediaries
(Unaudited)
Global Equity Income
$ 15,215 $ 13,534
International Value
4,205 3,760
Multi Cap Value
12,372 11,052
Large Cap Value
7,600 7,213
Small/Mid Cap Value
696 608
Small Cap Value Opportunities
3,155 2,873
Fund
Commission
Advances
(Unaudited)
Global Equity Income
$ 1,263
International Value
1,021
Multi Cap Value
3,123
Large Cap Value
4,360
Small/Mid Cap Value
390
Small Cap Value Opportunities
3,677
Fund
12b-1 Fees
Retained
(Unaudited)
Global Equity Income
$ 745
International Value
219
Multi Cap Value
2,289
Large Cap Value
90
Small/Mid Cap Value
165
Small Cap Value Opportunities
5,945

Notes to Financial Statements
(continued)
As of the end of the reporting period, the percentage of Fund shares owned by Nuveen as follows:
8. Borrowing Arrangements
Committed Line of Credit
The Funds, along with certain other funds managed by the Adviser (“Participating Funds”), have established a 364-day, $2.700 billion standby credit facility with a group of lenders, under which the Participating Funds may borrow for temporary purposes (other than on-going leveraging for investment purposes). Each Participating Fund is allocated a designated proportion of the facility’s capacity (and its associated costs, as described below) based upon a multi-factor assessment of the likelihood and frequency of its need to draw on the facility, the size of the Fund and its anticipated draws, and the potential importance of such draws to the operations and well-being of the Fund, relative to those of the other Funds. A
Fund may effect draws on the facility in excess of its designated capacity if and to the extent that other Participating Funds have undrawn capacity.
The credit facility expires in June 2023 unless extended or renewed.
The credit facility has the following terms: 0.15% per annum on unused commitment amounts and a drawn interest rate equal to the higher of (a)
OBFR (Overnight Bank Funding Rate) plus 1.20% per annum or (b) the Fed Funds Effective Rate plus 1.20% per annum on amounts borrowed.
The Participating Funds also incurred a 0.05% upfront fee on the increased commitments from select lenders. Interest expense incurred by the
Participating Funds, when applicable, is recognized as a component of “Interest expense” on the Statement of Operations. Participating Funds paid administration, legal and arrangement fees, which are recognized as a component of “Interest expense” on the Statement of Operations, and along with commitment fees, have been allocated among such Participating Funds based upon the relative proportions of the facility’s aggregate capacity reserved for them and other factors deemed relevant by the Adviser and the Board of each Participating Fund.
During the current fiscal period, the following Funds utilized this facility. The Funds’ maximum outstanding balance during the utilization period was as follows:
Fund
CDSC
Retained
(Unaudited)
Global Equity Income
$ 173
International Value
—
Multi Cap Value
—
Large Cap Value
3,485
Small/Mid Cap Value
74
Small Cap Value Opportunities
142
Fund
Nuveen
Owned Shares
Global Equity Income
— %
International Value
—
Multi Cap Value
—
Large Cap Value
—
Small/Mid Cap Value
— (a)
Small Cap Value Opportunities
— (a)
(a)
Value rounded to zero.
Fund
Maximum
Outstanding
Balance
Global Equity Income
$ —
International Value
660,895
Multi Cap Value
98,775
Large Cap Value
—
Small/Mid Cap Value
—

During each Fund’s utilization period(s) during the current fiscal period, the average daily balance outstanding and average annual interest rate on the Borrowings were as follows:
Borrowings outstanding as of the end of the reporting period, if any, are recognized as “Borrowings” on the Statement of Assets and Liabilities.
Fund
Maximum
Outstanding
Balance
Small Cap Value Opportunities
$ —
Fund
Utilization
Period (Days
Outstanding)
Average
Daily Balance
Outstanding
Average Annual
Interest Rate
Global Equity Income
— $ — — %
International Value
3 660,895 1.27
Multi Cap Value
3 98,775 1.27
Large Cap Value
— — —
Small/Mid Cap Value
— — —
Small Cap Value Opportunities
— — —

Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum amount allowable, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
Global Equity Income $ —
International Value —
Multi Cap Value —
Large Cap Value 2,739,096
Small/Mid Cap Value 4,588,143
Small Cap Value Opportunities 33,373,071
Fund Percentage
Global Equity Income
30 .2%
International Value
–
Multi Cap Value
100 .0
Large Cap Value
30 .8
Small/Mid Cap Value
24 .6
Small Cap Value Opportunities
100 .0
Fund Percentage
Global Equity Income
100 .0%
International Value
100 .0
Multi Cap Value
100 .0
Large Cap Value
43 .7
Small/Mid Cap Value
26 .8
Small Cap Value Opportunities
100 .0

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign Source
Income
Foreign Source
Income Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign
Taxes Paid Per
Share
Global Equity Income
$ — $ — $ — $ —
International Value
4,553,677 1.26230 349,360 0.09684
Multi Cap Value
— — — —
Large Cap Value
— — — —
Small/Mid Cap Value
— — — —
Small Cap Value Opportunities
— — — —

Additional Fund Information
(Unaudited)
Investment Adviser
Nuveen Fund Advisors, LLC
333 West Wacker Drive
Chicago, IL 60606
Sub-Adviser
Nuveen Asset Management,
LLC
333 West Wacker Drive
Chicago, IL 60606
Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606
Custodian
State Street Bank & Trust
Company
One Lincoln Street
Boston, MA 02111
Legal Counsel
Chapman and Cutler
LLP
Chicago, IL 60603
Transfer Agent and
Shareholder Services
DST Asset Manager
Solutions, Inc. (DST)
P.O. Box 219140
Kansas City, MO 64121-9140
(800) 257-8787
Portfolio of Investments Information
Each Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its report on Form N-PORT. You may obtain this information on the SEC’s website at http://www.sec.gov.
Nuveen Funds’ Proxy Voting Information
You may obtain (i) information regarding how each fund voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, without charge, upon request, by calling Nuveen toll-free at (800) 257-8787 or on Nuveen’s website at www.nuveen.com and (ii) a description of the policies and procedures that each fund used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen toll-free at (800) 257-8787. You may also obtain this information directly from the SEC. Visit the SEC on-line at http://www.sec.gov.
FINRA BrokerCheck :
The Financial Industry Regulatory Authority (FINRA) provides information regarding the disciplinary history of FINRA member firms and associated investment professionals. This information as well as an investor brochure describing FINRA BrokerCheck is available to the public by calling the FINRA BrokerCheck Hotline number at (800) 289-9999 or by visiting www.FINRA.org.

Liquidity Risk Management Program
(Unaudited)

Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each Fund covered in this Report the
“Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is designed to manage the Fund’s liquidity risk.
The Program consists of various protocols for assessing and managing each Fund’s liquidity risk. The Funds’ Board of Trustees previously designated
Nuveen Fund Advisors, LLC, the Funds’ investment adviser, as the Administrator of the Program. The adviser’s Liquidity Monitoring and Analysis
Team (“LMAT”) carries out day-to-day Program management with oversight by the adviser’s Liquidity Oversight Sub-Committee (the LOSC”). The
LOSC is composed of personnel from the adviser and Teachers Advisors, LLC, an affiliate of the adviser.
At a May 23-25, 2022 meeting of the Board, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy and effectiveness of implementation for calendar year 2021 (the “Review Period”), as required under the Liquidity Rule. The report noted
that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to each Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (1)
the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (ii) holdings of cash and cash equivalents, borrowing arrangements, and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including the most liquid, “Highly Liquid”, and the least liquid,
“lliquid”, discussed below), The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment
Liquidity classification determinations take into account various market, trading, and investment-specific considerations, as well as market depth, and use third- party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each Fund primarily held Highly
Liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits a Fund’s investments in Illiquid investments. Specifically, the Liquidity Rule prohibits a Fund from acquiring Illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments, and requires certain reporting to the
Fund Board and the Securities and Exchange Commission any time a Fund’s holdings of Illiquid investments exceeds 15% of net assets. During the
Review Period, no Fund exceeded the 15% limit on Illiquid investments.

Annual Investment Management
Agreement Approval Process
(Unaudited)
At a meeting held on May 23-25, 2022 (the “May Meeting”), the Board of Trustees (the “Board” and each Trustee, a “Board Member”) of the
Funds, which is comprised entirely of Board Members who are not “interested persons” (as defined under the Investment Company Act of 1940
(the “1940 Act”)) (the “Independent Board Members”), approved, for each Fund, the renewal of the management agreement (each, an “Investment
Management Agreement”) with Nuveen Fund Advisors, LLC (the “Adviser”) pursuant to which the Adviser serves as investment adviser to such
Fund and the sub-advisory agreement (each, a “Sub-Advisory Agreement”) with Nuveen Asset Management, LLC (the “Sub-Adviser”) pursuant to which the Sub-Adviser serves as the sub-adviser to such Fund for an additional one-year term. As the Board is comprised of all Independent Board
Members, the references to the Board and the Independent Board Members are interchangeable.
Following up to an initial two-year period, the Board considers the renewal of each Investment Management Agreement and Sub-Advisory
Agreement on behalf of the applicable Fund on an annual basis. The Investment Management Agreements and Sub-Advisory Agreements are
collectively referred to as the “Advisory Agreements,” and the Adviser and the Sub-Adviser are collectively, the “Fund Advisers” and each, a “Fund
Adviser.” The Board has established various standing committees composed of various Independent Board Members that are assigned specific responsibilities to enhance the effectiveness of the Board’s oversight and decision making. Throughout the year, the Board and its committees meet regularly and, at these meetings, receive regular and/or special reports that cover an extensive array of topics and information that are relevant to the Board’s annual consideration of the renewal of the advisory agreements for the Nuveen funds. Such information may address, among other things, fund performance and risk information; the Adviser’s strategic plans; product initiatives for various funds; the review of the funds and investment teams; compliance, regulatory and risk management matters; the trading practices of the various sub-advisers to the Nuveen funds;
management of distributions; valuation of securities; fund expenses; payments to financial intermediaries, including 12b-1 fees and sub-transfer agency fees, if applicable; securities lending; liquidity management; and overall market and regulatory developments. The Board also seeks to meet periodically with the Nuveen funds’ sub-advisers and/or portfolio teams, when feasible. The Board further meets, among other things, to specifically consider the annual renewal of the advisory agreements for the Nuveen funds.
In connection with its annual consideration of the advisory agreements for the Nuveen funds, the Board, through its independent legal counsel, requested and received extensive materials and information prepared specifically for its review of such advisory agreements by the Adviser and by
Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data. The materials cover a wide range of topics including, but not limited to, a description of the nature, extent and quality of services provided by the Fund Advisers; a review of product actions taken during 2021 (such as mergers, liquidations, fund launches, changes to investment teams, and changes to investment policies); a review of each sub-adviser to the Nuveen funds and/or the applicable investment teams; an analysis of fund performance in absolute terms and as compared to the performance of certain peer funds and benchmarks with a focus on any performance outliers; an analysis of the fees and expense ratios of the Nuveen funds in absolute terms and as compared to those of certain peer funds with a focus on any expense outliers; a review of management fee schedules; a review of temporary and permanent expense caps and fee waivers for open-end funds (as applicable) and related expense savings; a description of portfolio manager compensation; a review of the performance of various service providers; a description of various initiatives Nuveen had undertaken or continued in 2021 and 2022 for the benefit of particular fund(s) and/or the complex; a description of the profitability or financial data of Nuveen and the sub-advisers to the Nuveen funds; and a description of indirect benefits received by the Adviser and the sub-advisers as a result of their relationships with the Nuveen funds. The information prepared specifically for the annual review supplemented the information provided to the Board and its committees and the evaluations of the Nuveen funds by the Board and its committees during the year. The Board’s review of the advisory agreements for the Nuveen funds is based on all the information provided to the Board and its committees throughout the year as well as the information prepared specifically with respect to the annual review of such advisory agreements.
In continuing its practice, the Board met prior to the May Meeting to begin its considerations of the renewal of the Advisory Agreements.
Accordingly, on April 13-14, 2022 (the “April Meeting”), the Board met to review and discuss, in part, the performance of the Nuveen funds and the Adviser’s evaluation of each sub-adviser to the Nuveen funds and/or its investment teams. At the April Meeting, the Board Members asked questions and requested additional information that was provided for the May Meeting.
The Independent Board Members considered the review of the advisory agreements for the Nuveen funds to be an ongoing process and employed the accumulated information, knowledge and experience the Board Members had gained during their tenure on the boards governing the Nuveen funds and working with the Adviser and sub-advisers in their review of the advisory agreements. The contractual arrangements are a result of multiple years of review, negotiation and information provided in connection with the boards’ annual review of the Nuveen funds’ advisory arrangements and oversight of the Nuveen funds.
The Independent Board Members were advised by independent legal counsel during the annual review process as well as throughout the year, including meeting in executive sessions with such counsel at which no representatives from the Adviser or the Sub-Adviser were present. In connection with their annual review, the Independent Board Members also received a memorandum from independent legal counsel outlining their fiduciary duties and legal standards in reviewing the Advisory Agreements, including guidance from court cases evaluating advisory fees.
The Board’s decision to renew the Advisory Agreements was not based on a single identified factor, but rather the decision reflected the comprehensive consideration of all the information provided to the Board and its committees throughout the year as well as the materials prepared specifically in connection with the renewal process. Each Board Member may have attributed different levels of importance to the various factors and information considered in connection with the approval process and may place different emphasis on the relevant information year to year in light of, among other things, changing market and economic conditions. A summary of the principal factors and information, but not all the factors, the Board considered in deciding to renew the Advisory Agreements is set forth below.

A. Nature, Extent and Quality of Services
In evaluating the renewal of the Advisory Agreements, the Independent Board Members received and considered information regarding the nature, extent and quality of the applicable Fund Adviser’s services provided to the respective Fund with particular focus on the services and enhancements to such services provided during the last year. The Independent Board Members considered the Investment Management Agreements and the
Sub-Advisory Agreements separately in the course of their review. With this approach, they considered the respective roles of the Adviser and the
Sub-Adviser in providing services to the Funds.
The Board recognized that the Nuveen funds operate in a highly regulated industry and, therefore, the Adviser has provided a wide array of management, oversight and administrative services to manage and operate the funds, and the scope and complexity of these services have expanded over time as a result of, among other things, regulatory, market and other developments. The Board accordingly considered the
Adviser’s dedication of extensive resources, time, people and capital employed to support and manage the Nuveen funds as well as the Adviser’s continued program of developing improvements and innovations for the benefit of the funds and shareholders and to meet the ever increasing regulatory requirements applicable to the funds. In this regard, the Board received and reviewed information regarding, among other things, the Adviser’s investment oversight responsibilities, regulatory and compliance services, administrative duties and other services. The Board considered the Adviser’s investment oversight team’s extensive services in overseeing the various sub-advisers to the Nuveen funds; evaluating fund performance; and preparing reports to the Board addressing, among other things, fund performance, market conditions, investment team matters, product developments and management proposals. The Board further recognized the range of services the various teams of the Adviser provided including, but not limited to, overseeing operational and risk management; managing liquidity; overseeing the daily valuation process and managing distributions in seeking to deliver long-term fund earnings to shareholders consistent with the respective Nuveen fund’s product design and positioning. The Board also considered the structure of investment personnel compensation of each Fund Adviser and whether the structure provides appropriate incentives to attract and maintain qualified personnel and to act in the best interests of the respective Nuveen fund.
The Board further recognized that the Adviser’s compliance and regulatory functions were integral to the investment management of the Nuveen funds. The Board recognized such services included, but were not limited to, managing compliance policies; monitoring compliance with applicable policies, law and regulations; devising internal compliance programs and a framework to review and assess compliance programs; overseeing sub-adviser compliance testing; preparing compliance training materials; and responding to regulatory requests. The Board further considered information regarding the Adviser’s business continuity and disaster recovery plans as well as information regarding its information security program, including presentations of such program provided at a site visit in 2022, to help identify and manage information security risks.
In addition to the above functions, the Board considered that the Adviser also provides, among other things, fund administration services (such as preparing fund tax returns and other tax compliance services; preparing regulatory filings; interacting with the Nuveen funds’ independent public accountants and overseeing other service providers; and managing fund budgets and expenses); product management services (such as evaluating and enhancing products and strategies); legal services (such as helping to prepare and file registration statements and proxy statements; overseeing fund activities and providing legal interpretations regarding such activities; maintaining regulatory registrations and negotiating agreements with other fund service providers; and monitoring changes in regulatory requirements and commenting on rule proposals impacting investment companies); and oversight of shareholder services and transfer agency functions (such as overseeing transfer agent service providers which include registered shareholder customer service and transaction processing; overseeing proxy solicitation and tabulation services; and overseeing the production and distribution of financial reports by service providers).
The Board also considered the quality of support services and communications the Adviser provided the Board, including, in part, organizing and administrating Board meetings and supporting Board committees; preparing regular and ad hoc reports on fund performance, market conditions and investment team matters; providing due diligence reports addressing product development and management proposals; and coordinating site visits of the Board and presentations by investment teams and senior management.
In addition to the services provided, the Board considered the financial resources of the Adviser and its affiliates and their willingness to make investments in the technology, personnel and infrastructure to support the Nuveen funds, including maintaining a seed capital budget to support new or existing funds and/or facilitate changes for a respective fund. Further, the Board noted the benefits to shareholders of investing in a fund that is a part of a large fund complex with a variety of investment disciplines, capabilities, expertise and resources available to navigate and support the Nuveen funds including during stressed times. The Board recognized the overall reputation and capabilities of the Adviser and its affiliates, the
Adviser’s continuing commitment to provide high quality services, its willingness to implement operational or organizational changes in seeking, among other things, to enhance efficiencies and services to the Nuveen funds and its responsiveness to the Board’s questions and/or concerns raised throughout the year and during the annual review of advisory agreements. The Board also considered the significant risks borne by the Adviser and its affiliates in connection with their services to the Nuveen funds, including entrepreneurial risks in sponsoring new funds and ongoing risks with managing the funds such as investment, operational, reputational, regulatory, compliance and litigation risks.
In evaluating services, the Board reviewed various highlights of the initiatives the Adviser and its affiliates have undertaken or continued in 2021 and
2022 to benefit the Nuveen complex and/or particular Nuveen funds and meet the requirements of an increasingly complex regulatory environment including, but not limited to:
Centralization of Functions – ongoing initiatives to centralize investment leadership and create a more cohesive market approach and centralized shared support model (including through the consolidation of certain affiliated sub-advisers) in seeking to operate more effectively and enhance the research capabilities and services to the Nuveen funds;

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Fund Improvements and Product Management Initiatives – continuing to proactively manage the Nuveen fund complex as a whole and at the individual fund level with an aim to continually improve product platforms and investment strategies to better serve shareholders through, among other things, rationalizing the product line and gaining efficiencies through mergers, repositionings and liquidations;
launching new funds; reviewing and updating investment policies and benchmarks; soft closing certain funds; modifying the conversion periods on certain share classes; and evaluating and adjusting portfolio management teams as appropriate for various funds;
Capital Initiatives – continuing to invest capital to support new Nuveen funds with initial capital as well as to support existing funds;
Liquidity Management – continuing to operate the liquidity management program of the applicable Nuveen funds including monitoring daily their liquidity profile and assessing annually the overall liquidity risk of such funds;
Compliance Program Initiatives – continuing efforts to mitigate compliance risk with a focus on environmental, social and governance
(“ESG”) controls and processes, increase operating efficiencies, implement enhancements to strengthen ongoing execution of key compliance program elements, support international business growth and facilitate integration of Nuveen’s operating model;
Investment Oversight – preparing reports to the Board addressing, among other things, fund performance; market conditions; investment team matters; product developments; changes to mandates, policies and benchmarks; and other management proposals as well as preparing and coordinating investment presentations to the Board;
Risk Management and Valuation Services – continuing to oversee and manage risk including, among other things, conducting ongoing calculations and monitoring of risk measures across the Nuveen funds, instituting investment risk controls, providing risk reporting throughout Nuveen, participating in internal oversight committees, dedicating the resources and time to develop the processes necessary to help address fund compliance with the new derivatives rule and continuing to implement an operational risk framework that seeks to provide greater transparency of operational risk matters across the complex as well as provide multiple other risk programs that seek to provide a more disciplined and consistent approach to identifying and mitigating Nuveen’s operational risks. Further, the securities valuation team continues, among other things, to oversee the daily valuation process of the portfolio securities of the funds, maintain the valuation policies and procedures, facilitate valuation committee meetings, manage relationships with pricing vendors, prepare relevant valuation reports and design methods to simplify and enhance valuation workflow within the organization and implement processes and procedures to help address compliance with the new valuation rule applicable to the funds;
Regulatory Matters – continuing efforts to monitor regulatory trends and advocate on behalf of Nuveen and/or the Nuveen funds, to implement and comply with new or revised rules and mandates and to respond to regulatory inquiries and exams;
Government Relations – continuing efforts of various Nuveen teams and Nuveen’s affiliates to develop policy positions on a broad range of issues that may impact the Nuveen funds, advocate and communicate these positions to lawmakers and other regulatory authorities and work with trade associations to ensure these positions are represented;
Business Continuity, Disaster Recovery and Information Security – continuing efforts of Nuveen to periodically test and update business continuity and disaster recovery plans and, together with its affiliates, to maintain an information security program that seeks to identify and manage information security risks, and provide reports to the Board, at least annually, addressing, among other things, management’s security risk assessment, cyber risk profile, potential impact of new or revised laws and regulations, incident tracking and other relevant information technology risk-related reports; and
Distribution Management Services – continuing to manage the distributions among the varying types of Nuveen funds within the Nuveen complex to be consistent with the respective fund’s product design and positioning in striving to deliver those earnings to shareholders in a relatively consistent manner over time as well as assisting in the development of new products or the restructuring of existing funds.
The Board further considered the division of responsibilities between the Adviser and the Sub-Adviser and recognized that the Sub-Adviser and its investment personnel generally are responsible for the management of each Fund’s portfolio under the oversight of the Adviser and the Board. The
Board considered an analysis of the Sub-Adviser provided by the Adviser which included, among other things, the assets under management of the applicable investment team and changes thereto, a summary of the applicable investment team and changes thereto, the investment process and philosophy of the applicable investment team, the performance of the Nuveen funds sub-advised by the Sub-Adviser over various periods of time and a summary of any significant policy and/or other changes to the Nuveen funds sub-advised by the Sub-Adviser. The Board further considered at the May Meeting or prior meetings evaluations of the Sub-Adviser’s compliance programs and trade execution. The Board noted that the Adviser recommended the renewal of the Sub-Advisory Agreements.
Based on its review, the Board determined, in the exercise of its reasonable business judgment, that it was satisfied with the nature, extent and quality of services provided to the respective Funds under each applicable Advisory Agreement.
B. The Investment Performance of the Funds and Fund Advisers
In evaluating the quality of the services provided by the Fund Advisers, the Board also received and considered a variety of investment performance data of the Nuveen funds they advise. In evaluating performance, the Board recognized that performance data may differ significantly depending on the ending date selected, particularly during periods of market volatility, and therefore considered the broader perspective of performance over a variety of time periods that may include full market cycles. In this regard, the Board reviewed, among other things, Fund performance over the quarter, one-, three- and five-year periods ending December 31, 2021 and March 31, 2022. The performance data was based on Class A shares; however, the performance of other classes should be substantially similar as they invest in the same portfolio of securities and differences in performance among the classes would be principally attributed to the variations in the expense structures of the classes. The performance data prepared for the annual review of the advisory agreements for the Nuveen funds supplemented the fund performance data that the Board received throughout the year at its meetings representing differing time periods. In its review, the Board took into account the discussions with representatives of the Adviser; the Adviser’s analysis regarding fund performance that occurred at these Board meetings with particular focus on funds that were considered performance outliers (both overperformance and underperformance); the factors contributing to the performance; and
any recommendations or steps taken to address performance concerns. Regardless of the time period reviewed by the Board, the Board recognized that shareholders may evaluate performance based on their own holding periods which may differ from the periods reviewed by the Board and lead to differing results.
In its review, the Board reviewed both absolute and relative fund performance during the annual review over the various time periods. With respect to the latter, the Board considered fund performance in comparison to the performance of peer funds (the “Performance Peer Group”) and recognized and/or customized benchmarks (i.e., generally benchmarks derived from multiple recognized benchmarks). For Nuveen funds that had changes in portfolio managers or other significant changes to their investment strategies or policies since March 2019, the Board reviewed certain tracking performance data comparing the performance of such funds before and after such changes. In considering performance data, the Board is aware of certain inherent limitations with such data, including that differences between the objective(s), strategies and other characteristics of the
Nuveen funds compared to the respective Performance Peer Group and/or benchmark(s); differences in the composition of the Performance Peer
Group over time; and differences in the types and/or levels of any leverage and related costs with that of the Performance Peer Group would all necessarily contribute to differences in performance results and limit the value of the comparative information. Further, the Board recognized the inherent limitations in comparing the performance of an actively managed fund to a benchmark index due to the fund’s pursuit of an investment strategy that does not directly follow the index. To assist the Board in its review of the comparability of the relative performance, the Adviser has ranked the relevancy of the peer group to the Funds as low, medium or high.
The Board also evaluated performance in light of various relevant factors which may include, among other things, general market conditions, issuer-
specific information, asset class information, leverage and fund cash flows. In relation to general market conditions, the Board had recognized the recent periods in 2022 of general market volatility and underperformance. In their review from year to year, the Board Members consider and may place different emphasis on the relevant information in light of changing circumstances in market and economic conditions. Further, the Board recognized that the market and economic conditions may significantly impact a fund’s performance, particularly over shorter periods, and such performance may be more reflective of such economic or market events and not necessarily reflective of management skill. Accordingly, depending on the facts and circumstances including any differences between the respective Nuveen fund and its benchmark and/or Performance Peer Group, the Board may be satisfied with a fund’s performance notwithstanding that its performance may be below that of its benchmark or peer group for certain periods. However, with respect to any Nuveen funds for which the Board has identified performance issues, the Board monitors such funds closely until performance improves, discusses with the Adviser the reasons for such results, considers whether any steps are necessary or appropriate to address such issues, and reviews the results of any steps undertaken.
The Board’s determinations with respect to each Fund are summarized below.
For Nuveen Global Equity Income Fund (the “Global Equity Income Fund”), the Board noted that the Fund outperformed its benchmark for the one-, three- and five-year periods ended December 31, 2021 and ranked in the first quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third quartile for the five-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the one- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the three-year period and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods and third quartile of its Performance Peer Group for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen International Value Fund (the “International Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended December 31, 2021, the Fund outperformed its benchmark for the one-
year period ended December 31, 2021 and ranked in the second quartile of its Performance Peer Group for the one- and five-year periods ended
December 31, 2021 and first quartile of its Performance Peer Group for the three-year period ended December 31, 2021. Further, although the
Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended March 31, 2022, the Fund ranked in the second quartile of its Performance Peer Group for the one-year period, the first quartile for the three-year period and the third quartile for the five-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Multi Cap Value Fund (the “Multi Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2021, the Fund outperformed its benchmark for the one- and three-year periods and ranked in the second quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021 and third quartile for the five-year period ended December 31, 2021. Further, the Fund outperformed its benchmark and ranked in the second quartile of its
Performance Peer Group for the one-, three- and five-year periods ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Large Cap Value Fund (the “Large Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods ended December 31, 2021 and the Fund ranked in the fourth quartile of its Performance
Peer Group for the five-year period ended December 31, 2021, the Fund ranked in the third quartile of its Performance Peer Group for the one- and three-year periods ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the three-
and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended March 31, 2022. The Fund also ranked in the second quartile of its Performance Peer Group for the one-year period and third quartile for the three- and five-year periods ended
March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Small/Mid Cap Value Fund (the “Small/Mid Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the five-year period ended December 31, 2021, the Fund outperformed its benchmark for the one- and three-year periods and ranked in the first quartile of its Performance Peer Group for the one-year period, second quartile for the three-year period and third

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quartile for the five-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the five-year period ended March 31, 2022, the Fund outperformed its benchmark for the one- and three-year periods ended March 31, 2022 and ranked in the first quartile of its Performance Peer Group for the one- and three-year periods and third quartile for the five-year period ended
March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
For Nuveen Small Cap Value Opportunities Fund (the “Small Cap Value Fund”), the Board noted that although the Fund’s performance was below the performance of its benchmark for the one-, three- and five-year periods December 31, 2021 and the Fund ranked in the fourth quartile of its Performance Peer Group for the three- and five-year periods ended December 31, 2021, the Fund ranked in the second quartile of its
Performance Peer Group for the one-year period ended December 31, 2021. Further, although the Fund’s performance was below the performance of its benchmark for the three- and five-year periods ended March 31, 2022, the Fund outperformed its benchmark for the one-year period ended
March 31, 2022. In addition, although the Fund ranked in the fourth quartile of its Performance Peer Group for the five-year period ended March 31,
2022, the Fund ranked in the second quartile for the one-year period and third quartile for the three-year period ended March 31, 2022. Based on its review, the Board was generally satisfied with the Fund’s overall performance.
C. Fees, Expenses and Profitability
1. Fees and Expenses
As part of its annual review, the Board considered the contractual management fee and net management fee (the management fee after taking into consideration fee waivers and/or expense reimbursements, if any) paid by a Nuveen fund to the Adviser in light of the nature, extent and quality of the services provided. The Board also considered the total operating expense ratio of a fund before and after any fee waivers and/or expense reimbursements. More specifically, the Independent Board Members reviewed, among other things, each fund’s gross and net management fee rates (i.e., before and after expense reimbursements and/or fee waivers, if any) and net total expense ratio in relation to those of a comparable universe of funds (the “Peer Universe”) and/or to a more focused subset of comparable funds (the
“Peer Group”) established by Broadridge (subject to certain exceptions). The Independent Board Members reviewed the methodology
Broadridge employed to establish its Peer Universe and Peer Group and recognized that differences between the applicable fund and its respective Peer Universe and/or Peer Group as well as changes to the composition of the Peer Group and/or Peer Universe from year to year may limit some of the value of the comparative data. The Independent Board Members take these limitations and differences into account when reviewing comparative peer data. The Independent Board Members also considered a fund’s operating expense ratio as it more directly reflected the shareholder’s costs in investing in the respective fund.
In their review, the Independent Board Members considered, in particular, each fund with a net expense ratio of six basis points or higher compared to that of its peer average (each, an “Expense Outlier Fund”), including the Small Cap Value Fund, and an analysis as to the factors contributing to each such fund’s higher relative net expense ratio. Accordingly, in reviewing the comparative data between a fund and its peers, the Board generally considered the fund’s net expense ratio and fees to be higher if they were over 10 basis points higher, slightly higher if they were 6 to 10 basis points higher, in line if they were within approximately 5 basis points higher than the peer average and below if they were below the peer average of the Peer Group. The Independent Board Members also considered, in relevant part, a fund’s net management fee and net total expense ratio in light of its performance history.
In their review of the fee arrangements for the Nuveen funds, the Independent Board Members considered the management fee schedules, including the complex-wide and fund-level breakpoint schedules, and the expense reimbursements and/or fee waivers provided by Nuveen for each fund, as applicable. The Board noted that across the Nuveen fund complex, the complex-wide fee breakpoints reduced fees by approximately $72.5 million and fund-level breakpoints reduced fees by approximately $89.1 million in 2021. Further, fee caps and waivers for all applicable Nuveen funds saved approximately an additional $13.6 million in fees for shareholders in 2021.
With respect to the Sub-Adviser, the Board also considered, among other things, the sub-advisory fee schedule paid to the Sub-Adviser in light of the sub-advisory services provided to the respective Fund and comparative data of the fees the Sub-Adviser charges to other clients, if any. In its review, the Board recognized that the compensation paid to the Sub-Adviser is the responsibility of the Adviser, not the Funds.
The Independent Board Members noted that (a) the Global Equity Income Fund, International Value Fund, Large Cap Value Fund and
Small/Mid-Cap Value Fund each had a net management fee and a net expense ratio that were below the respective peer averages; (b) the
Multi Cap Value Fund had a net management fee that was below the peer average and a net expense ratio that was in line with the peer average; and (c) the Small Cap Value Fund had a net management fee that was below the peer average, but a net expense ratio that was slightly higher than the peer average. In addition, the Independent Board Members noted that the Large Cap Value Fund did not incur a management fee after fee waivers and expense reimbursements for the last fiscal year. Further, the Independent Board Members noted
that the Small Cap Value Fund’s expense information, which was based on its fiscal year ending in 2021, did not reflect the full impact of a temporary expense cap that was implemented for such Fund in 2021.
Based on its review of the information provided, the Board determined that each Fund’s management fees (as applicable) to a Fund Adviser were reasonable in light of the nature, extent and quality of services provided to the Fund.

2. Comparisons with the Fees of Other Clients
In determining the appropriateness of fees, the Board also considered information regarding the fee rates the respective Fund Advisers charged to certain other types of clients and the type of services provided to these other clients. With respect to the Adviser and/or the
Sub-Adviser, such other clients may include: retail and institutional managed accounts advised by the Sub-Adviser; hedge funds or other structured products managed by the Sub-Adviser; investment companies offered outside the Nuveen family and sub-advised by the Sub-
Adviser; foreign investment companies offered by Nuveen and sub-advised by the Sub-Adviser; and collective investment trusts sub-advised by the Sub-Adviser. The Board further noted that the Adviser also advised, and the Sub-Adviser sub-advised, certain exchange-traded funds (“ETFs”) sponsored by Nuveen. The Board recognized that each Fund had an affiliated sub-adviser and, with respect to affiliated sub-advisers, the Board reviewed, among other things, the range of fees assessed for managed accounts, hedge funds (along with their performance fee), foreign investment companies and ETFs offered by Nuveen, as applicable. The Board also reviewed the fee range and average fee rate of certain selected investment strategies offered in retail and institutional managed accounts advised by the Sub-Adviser, the hedge funds advised by the Sub-Adviser (along with their performance fee) and non-Nuveen investment companies sub-advised by certain affiliated sub-advisers.
In considering the fee data of other clients, the Board recognized, among other things, that differences in the amount, type and level of services provided to the Nuveen funds relative to other types of clients as well as any differences in portfolio investment policies, the types of assets managed and related complexities in managing such assets, the entrepreneurial and other risks associated with a particular strategy, investor profiles, account sizes and regulatory requirements will contribute to the variations in the fee schedules. The Board recognized the breadth of services the Adviser had provided to the Nuveen funds compared to these other types of clients as the funds operate in a highly regulated industry with increasing regulatory requirements as well as the increased entrepreneurial, legal and regulatory risks that the Adviser incurs in sponsoring and managing the funds. Similarly, with respect to foreign funds, the Board recognized that the differences in the client base, governing bodies, distribution jurisdiction and operational complexities would also contribute to variations in management fees of the Nuveen funds compared to those of the foreign funds. Further, with respect to ETFs, the Board considered that certain Nuveen ETFs were passively managed compared to the active management of other Nuveen funds which also contributed to the differences in fee levels between such Nuveen ETFs and the actively-managed funds. In general, higher fee levels reflect higher levels of service provided by the Adviser, increased investment management complexity, greater product management requirements, and higher levels of business risk or some combination of these factors. The Board further considered that the Sub-Adviser’s fee is essentially for portfolio management services and therefore more comparable to the fees it receives for retail wrap accounts and other external sub-
advisory mandates. The Board concluded the varying levels of fees were justified given, among other things, the inherent differences in the products and the level of services provided to the Nuveen funds versus other clients, the differing regulatory requirements and legal liabilities and the entrepreneurial, legal and regulatory risks incurred in sponsoring and advising a registered investment company.
3. Profitability of Fund Advisers
In their review, the Independent Board Members considered information regarding Nuveen’s level of profitability for its advisory services to the Nuveen funds for the calendar years 2021 and 2020. The Board reviewed, among other things, the net margins (pre-tax) for Nuveen
Investments, Inc. (“Nuveen Investments”), the gross and net revenue margins (pre- and post-tax and excluding distribution) and the revenues, expenses and net income (pre- and post-tax and before distribution expenses) of Nuveen Investments from the Nuveen funds only; and comparative profitability data comparing the operating margins of Nuveen Investments compared to the adjusted operating margins of certain peers that had publicly available data and with the most comparable assets under management (based on asset size and asset composition) for each of the last two calendar years. The Board also reviewed the revenues, expenses and operating margin (pre- and post-tax) the Adviser derived from its ETF product line for the 2021 and 2020 calendar years.
In reviewing the profitability data, the Independent Board Members recognized the subjective nature of calculating profitability as the information is not audited and is dependent on cost allocation methodologies to allocate corporate-wide overhead/shared service expenses, TIAA (defined below) corporate-wide overhead expenses and partially fund related expenses to the Nuveen complex and its affiliates and to further allocate such expenses between the Nuveen fund and non-fund businesses. The Independent Board Members reviewed a description of the cost allocation methodologies employed to develop the financial information, a summary of the history of changes to the methodology over the years from 2010 to 2021, and the net revenue margins derived from the Nuveen funds (pre-tax and including and excluding distribution) and total company margins from Nuveen Investments compared to the firm-wide adjusted operating margins of the peers for each calendar year from 2012 to 2021.
The Board had also appointed four Independent Board Members to serve as the Board’s liaisons, with the assistance of independent counsel, to review the development of the profitability data and to report to the full Board. In its evaluation, the Board, however, recognized that other reasonable and valid allocation methodologies could be employed and could lead to significantly different results.
The Independent Board Members also reviewed a summary of the key drivers that affected Nuveen’s revenues and expenses impacting profitability in 2021 versus 2020.
In reviewing the comparative peer data noted above, the Board considered that the operating margins of Nuveen Investments compared favorably to the peer group range of operating margins; however, the Independent Board Members also recognized the limitations of the comparative data given that peer data is not generally public and the calculation of profitability is subjective and affected by numerous factors (such as types of funds a peer manages, its business mix, its cost of capital, the numerous assumptions underlying the methodology used to allocate expenses and other factors) that can have a significant impact on the results.

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Aside from Nuveen’s profitability, the Board recognized that the Adviser is a subsidiary of Nuveen, LLC, the investment management arm of
Teachers Insurance and Annuity Association of America (“TIAA”). Accordingly, the Board also reviewed a balance sheet for TIAA reflecting its assets, liabilities and capital and contingency reserves for the 2021 and 2020 calendar years to consider the financial strength of TIAA.
The Board recognized the benefit of an investment adviser and its parent with significant resources, particularly during periods of market volatility. The Board also noted the reinvestments Nuveen, its parent and/or other affiliates made into its business through, among other things, the investment of seed capital in certain Nuveen funds and continued investments in enhancements to technological capabilities.
In addition to Nuveen, the Independent Board Members considered the profitability of the Sub-Adviser from its relationships with the
Nuveen funds. In this regard, the Independent Board Members reviewed, among other things, the Sub-Adviser’s revenues, expenses and net revenue margins (pre- and post-tax) for its advisory activities to the respective funds for the calendar years ended December 31, 2021 and December 31, 2020. The Independent Board Members also reviewed a profitability analysis reflecting the revenues, expenses and revenue margin (pre- and post-tax) by asset type for the Sub-Adviser for the calendar years ending December 31, 2021 and December 31,
2020 and the pre- and post-tax revenue margins from 2021 and 2020.
In evaluating the reasonableness of the compensation, the Independent Board Members also considered any other ancillary benefits derived by the respective Fund Adviser from its relationship with the Nuveen funds as discussed in further detail below.
Based on a consideration of all the information provided, the Board noted that Nuveen’s and the Sub-Adviser’s level of profitability was acceptable and not unreasonable in light of the services provided.
D. Economies of Scale and Whether Fee Levels Reflect These Economies of Scale
The Board considered whether there have been economies of scale with respect to the management of the Nuveen funds and whether these economies of scale have been appropriately shared with the funds. The Board recognized that although economies of scale are difficult to measure and certain expenses may not decline with a rise in assets, there are several methods to help share the benefits of economies of scale, including breakpoints in the management fee schedule, fee waivers and/or expense limitations, the pricing of Nuveen funds at scale at inception and investments in Nuveen’s business which can enhance the services provided to the funds for the fees paid. The Board noted that Nuveen generally has employed these various methods, and the Board considered the extent to which the Nuveen funds will benefit from economies of scale as their assets grow. In this regard, the Board recognized that the management fee of the Adviser is generally comprised of a fund-level component and a complex-level component each with its own breakpoint schedule, subject to certain exceptions. The Board reviewed the fund-level and complex-
level fee schedules. The Board considered that the fund-level breakpoint schedules are designed to share economies of scale with shareholders if the particular fund grows, and the complex-level breakpoint schedule is designed to deliver the benefits of economies of scale to shareholders when the eligible assets in the complex pass certain thresholds even if the assets of a particular fund are unchanged or have declined.
In addition to the fund-level and complex-level fee schedules, the Independent Board Members considered the temporary and/or permanent expense caps applicable to certain Nuveen funds (including the amounts of fees waived or amounts reimbursed to the respective funds in 2021 and
2020), including the temporary expense caps applicable to each of the Funds and the permanent expense caps applicable to the Large Cap Value
Fund, Small/Mid Cap Value Fund and Small Cap Value Fund.
The Board recognized that such waivers and reimbursements applicable to the respective Nuveen funds are another means for potential economies of scale to be shared with shareholders of such funds and can provide a protection from an increase in expenses if the assets of the applicable funds decline. As noted above, the Independent Board Members also recognized the continued reinvestment in Nuveen’s business.
Based on its review, the Board concluded that the current fee arrangements together with the reinvestment in Nuveen’s business appropriately shared any economies of scale with shareholders.
E. Indirect Benefits
The Independent Board Members received and considered information regarding other benefits the respective Fund Adviser or its affiliates may receive as a result of their relationship with the Nuveen funds. The Independent Board Members recognized that an affiliate of the Adviser serves as principal underwriter providing distribution and/or shareholder services to the open-end funds. The Independent Board Members further noted
that, subject to certain exceptions, certain classes of the Nuveen open-end funds pay 12b-1 fees and while a majority of such fees were paid to third party financial intermediaries, the Board reviewed the amount retained by the Adviser’s affiliate.
In addition, the Independent Board Members also noted that various sub-advisers (including the Sub-Adviser) may engage in soft dollar transactions pursuant to which they may receive the benefit of research products and other services provided by broker-dealers executing portfolio transactions on behalf of the applicable Nuveen funds. The Board noted, however, that the Sub-Adviser reimburses the equity funds that it sub-advises (subject to certain exceptions) for the research-related component of soft dollar commissions. In addition, the Board noted that any benefits for a sub-adviser when transacting in fixed-income securities may be more limited as such securities generally trade on a principal basis and therefore do not generate brokerage commissions.
Based on its review, the Board concluded that any indirect benefits received by a Fund Adviser as a result of its relationship with the Funds were reasonable and within acceptable parameters.

F. Other Considerations
The Board Members did not identify any single factor discussed previously as all-important or controlling. The Board Members, including the
Independent Board Members, concluded that the terms of each Advisory Agreement were reasonable, that the respective Fund Adviser’s fees were reasonable in light of the services provided to each Fund and that the Advisory Agreements be renewed.

Glossary of Terms Used in this Report
(Unaudited)
Average Annual Total Return:
This is a commonly used method to express an investment’s performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment’s actual cumulative performance (including change in NAV or offer price and reinvested dividends and capital gains distributions, if any) over the time period being considered.
Gross Domestic Product (GDP):
The total market value of all final goods and services produced in a country/region in a given year, equal to total consumer, investment and government spending, plus the value of exports, minus the value of imports.
Lipper Global Equity Income Funds Classification Average:
Represents the average annualized total returns for
all reporting funds in the Lipper Global Equity Income Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper International Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns
for all reporting funds in the Lipper International Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Multi-Cap Value Funds Classification Average:
Represents the average annualized total returns for
all reporting funds in the Lipper Multi-Cap Value Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
Lipper Small-Cap Core Funds Classification Average:
Represents the average annualized total return for all reporting funds in the Lipper Small-Cap Core Funds Classification. Lipper returns account for the effects of management fees and assume reinvestment of distributions, but do not reflect any applicable sales charges.
MSCI EAFE (Europe, Australasia, Far East) Index (Net):
An index designed to measure the performance of large and
mid-cap securities across 21 of 23 developed market countries, excluding the U.S. and Canada. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI World Value Index (Net):
An index designed to measure the performance of large and mid-cap securities exhibiting overall value style characteristics across 23 developed market countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Net Assets Value (NAV) per Share:
A fund’s Net Assets is equal to its total assets (securities, cash and accrued earnings) less its total liabilities. For funds with multiple classes, Net Assets are determined separately for each share class. NAV per share is equal to the fund’s (or share class’) Net Assets divided by its number of shares outstanding.
Russell 1000® Value Index:
An index designed to measure the performance of the large-cap value segment of the
U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2000® Value Index:
An index designed to measure the performance of the small-cap value segment of the
U.S. equity universe. It includes those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 2500® Value Index:
An index designed to measure the performance of the small to mid-cap value segment of the U.S. equity universe. It includes those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Russell 3000® Value Index:
An index designed to measure the performance of the broad value segment of the U.S.
equity value universe. It includes those Russell 3000 companies with lower price-to-book ratios and lower forecasted growth values. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.

Tax Equalization:
The practice of treating a portion of the distribution made to a redeeming shareholder, which represents his proportionate part of undistributed net investment income and capital gain as a distribution for tax purposes. Such amounts are referred to as the equalization debits (or payments) and will be considered a distribution to the shareholder of net investment income and capital gain for calculation of the fund’s dividends paid deduction.

Trustees and Officers
(Unaudited)
The management of the Funds, including general supervision of the duties performed for the Funds by the Adviser, is the responsibility of the Board of Trustees of the Funds. The number of Trustees of the Funds is currently set at ten. None of the Trustees who are not “interested” persons of the
Funds (referred to herein as “Independent Trustees”) has ever been a Trustee or employee of, or consultant to, Nuveen or its affiliates. The names and business addresses of the Trustees and officers of the Funds, their principal occupations and other affiliations during the past five years, the number of portfolios each oversees and other directorships they hold are set forth below.
The Funds’ Statement of Additional Information (“SAI”) includes more information about the Trustees. To request a free copy, call Nuveen
Investments at (800) 257-8787 or visit the Funds’ website at www.nuveen.com.
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Independent Trustees:
Terence J. Toth
1959
333 W. Wacker Drive
Chicago, IL 60606
Chair and Trustee 2008 Formerly, a Co-Founding Partner, Promus Capital (investment advisory firm) (2008-2017); formerly, Director, Quality Control
Corporation (manufacturing) (2012-2021); Chair of the Board
of the Kehrein Center for the Arts (philanthropy) (since 2021);
member: Catalyst Schools of Chicago Board (since 2008) and
Mather Foundation Board (philanthropy) (since 2012), and chair of its investment committee; formerly, Member, Chicago Fellowship
Board (philanthropy) 2005-2016); formerly, Director, Fulcrum IT
Services LLC (information technology services firm to government entities) (2010-2019); formerly, Director, LogicMark LLC (health services) (2012-2016); formerly, Director, Legal & General
Investment Management America, Inc. (asset management) (2008-
2013); formerly, CEO and President, Northern Trust Global
Investments (financial services) (2004-2007); Executive Vice
President, Quantitative Management & Securities Lending
(2000-2004); prior thereto, various positions with Northern Trust
Company (financial services) (since 1994); formerly, Member,
Northern Trust Mutual Funds Board (2005-2007), Northern Trust
Global Investments Board (2004-2007), Northern Trust Japan Board
(2004-2007), Northern Trust Securities Inc. Board (2003-2007) and
Northern Trust Hong Kong Board (1997-2004).
141
Jack B. Evans
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1999 Chairman (since 2019), formerly, President (1996-2019), The
Hall-Perrine Foundation, (private philanthropic corporation);
Life Trustee of Coe College; formerly, Member and President
Pro-Tem of the Board of Regents for the State of Iowa University
System (2007- 2013); Director and Chairman (2009-2021), United
Fire Group, a publicly held company; Director, Public Member,
American Board of Orthopaedic Surgery (2015-2020); Director
(2000-2004), Alliant Energy; Director (1996-2015), The Gazette
Company (media and publishing); Director (1997- 2003),
Federal Reserve Bank of Chicago; President and Chief
Operating Officer (1972-1995), SCI Financial Group, Inc.,
(regional financial services firm).
141
William C. Hunter
1948
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2003 Dean Emeritus, formerly, Dean, Tippie College of Business,
University of Iowa (2006-2012); Director of Wellmark, Inc. (since
2009); past Director (2005-2015), and past President (2010-
2014) Beta Gamma Sigma, Inc., The International Business
Honor Society; formerly, Director (2004-2018) of Xerox
Corporation; formerly, Dean and Distinguished Professor of
Finance, School of Business at the University of Connecticut
(2003-2006); previously, Senior Vice President and Director of
Research at the Federal Reserve Bank of Chicago (1995-2003);
formerly, Director (1997-2007), Credit Research Center at
Georgetown University.
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Amy B. R. Lancellotta
1959
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Independent Directors Council
(IDC) (supports the fund independent director community and
is part of the Investment Company Institute (ICI), which
represents regulated investment companies) (2006-2019);
formerly, various positions with ICI (1989-2006); Member of the
Board of Directors, Jewish Coalition Against Domestic Abuse
(JCADA) (since 2020).
141
Joanne T. Medero
1954
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2021 Formerly, Managing Director, Government Relations and Public
Policy (2009-2020) and Senior Advisor to the Vice Chairman
(2018-2020), BlackRock, Inc. (global investment management
firm); formerly, Managing Director, Global Head of Government
Relations and Public Policy, Barclays Group (IBIM) (investment banking, investment management and wealth management
businesses)(2006-2009); formerly, Managing Director, Global
General Counsel and Corporate Secretary, Barclays Global
Investors (global investment management firm) (1996-2006);
formerly, Partner, Orrick, Herrington & Sutcliffe LLP (law firm)
(1993-1995); formerly, General Counsel, Commodity Futures
Trading Commission (government agency overseeing U.S.
derivatives markets) (1989-1993); formerly, Deputy Associate
Director/Associate Director for Legal and Financial Affairs,
Office of Presidential Personnel, The White House (1986-1989);
Member of the Board of Directors, Baltic-American Freedom
Foundation (seeks to provide opportunities for citizens of the
Baltic states to gain education and professional development through exchanges in the U.S.) (since 2019).
141
Albin F. Moschner
1952
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Founder and Chief Executive Officer, Northcroft Partners, LLC,
(management consulting) (since 2012); formerly,
Chairman (2019), and Director (2012-2019), USA Technologies,
Inc., (provider of solutions and services to facilitate electronic payment transactions); formerly, Director, Wintrust Financial
Corporation (1996-2016); previously, held positions at Leap
Wireless International, Inc. (consumer wireless services),
including Consultant (2011-2012), Chief Operating Officer
(2008-2011), and Chief Marketing Officer (2004-2008); formerly,
President, Verizon Card Services division of Verizon
Communications, Inc. (2000-2003); formerly, President, One
Point Services at One Point Communications
(telecommunication services) (1999-2000); formerly, Vice
Chairman of the Board, Diba, Incorporated (internet
technology provider) (1996-1997); formerly, various executive positions (1991-1996) including Chief Executive Officer
(1995-1996) of Zenith Electronics Corporation (consumer
electronics).
141
John K. Nelson
1962
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2013 Member of Board of Directors of Core12 LLC. (private firm which develops branding, marketing and communications
strategies for clients) (since 2008); served The President’s
Council of Fordham University (2010-2019) and previously a
Director of the Curran Center for Catholic American Studies
(2009-2018); formerly, senior external advisor to the Financial
Services practice of Deloitte Consulting LLP. (2012-2014);
former Chair of the Board of Trustees of Marian University
(2010-2014 as trustee, 2011-2014 as Chair); formerly Chief
Executive Officer of ABN AMRO Bank N.V., North America, and
Global Head of the Financial Markets Division (2007-2008),
with various executive leadership roles in ABN AMRO Bank
N.V. between 1996 and 2007.
141

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(1)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Number of
Portfolios in
Fund Complex
Overseen By
Trustee
Judith M. Stockdale
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 1997 Board Member, Land Trust Alliance (national public charity addressing natural land and water conservation in the U.S.)
(since 2013); formerly, Board Member, U.S. Endowment for
Forestry and Communities (national endowment addressing
forest health, sustainable forest production and markets, and economic health of forest-reliant communities in the U.S.)
(2013-2019); formerly, Executive Director (1994-2012), Gaylord and Dorothy Donnelley Foundation (private foundation
endowed to support both natural land conservation and artistic vitality); prior thereto, Executive Director, Great Lakes
Protection Fund (endowment created jointly by seven of the
eight Great Lakes states’ Governors to take a regional
approach to improving the health of the Great Lakes)
(1990-1994).
141
Carole E. Stone
1947
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2007 Former Director, Chicago Board Options Exchange
(2006-2017), and C2 Options Exchange, Incorporated
(2009-2017); formerly, Director, Cboe Global Markets, Inc.,
(2010-2020) (formerly named CBOE Holdings, Inc.); formerly,
Commissioner, New York State Commission on Public Authority
Reform (2005-2010).
141
Matthew Thornton III
1958
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2020 Formerly, Executive Vice President and Chief Operating Officer
(2018-2019), FedEx Freight Corporation, a subsidiary of FedEx
Corporation (FedEx) (provider of transportation, e-commerce
and business services through its portfolio of companies);
formerly, Senior Vice President, U.S. Operations (2006-2018),
Federal Express Corporation, a subsidiary of FedEx; formerly
Member of the Board of Directors (2012-2018), Safe Kids
Worldwide® (a non-profit organization dedicated to preventing childhood injuries). Member of the Board of Directors (since
2014), The Sherwin-Williams Company (develops,
manufactures, distributes and sells paints, coatings and related products); Director (since 2020), Crown Castle International
(provider of communications infrastructure).
141
Margaret L. Wolff
1955
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2016 Formerly, member of the Board of Directors (2013-2017) of
Travelers Insurance Company of Canada and The Dominion of
Canada General Insurance Company (each, a part of Travelers
Canada, the Canadian operation of The Travelers Companies,
Inc.); formerly, Of Counsel, Skadden, Arps, Slate, Meagher &
Flom LLP (Mergers & Acquisitions Group) (legal services)
(2005-2014); Member of the Board of Trustees of New
York-Presbyterian Hospital (since 2005); Member (since 2004), formerly, Chair (2015-2022) of the Board of Trustees of The John A.
Hartford Foundation (a philanthropy dedicated to improving
the care of older adults); formerly, Member (2005-2015) and
Vice Chair (2011-2015) of the Board of Trustees of Mt. Holyoke
College.
141
Robert L. Young
1963
333 W. Wacker Drive
Chicago, IL 60606
Trustee 2017 Formerly, Chief Operating Officer and Director, J.P. Morgan
Investment Management Inc. (financial services) (2010-2016);
formerly, President and Principal Executive Officer (2013-2016),
and Senior Vice President and Chief Operating Officer
(2005-2010), of J.P. Morgan Funds; formerly, Director and
various officer positions for J.P. Morgan Investment
Management Inc. (formerly, JPMorgan Funds Management,
Inc. and formerly, One Group Administrative Services) and
JPMorgan Distribution Services, Inc. (financial services)
(formerly, One Group Dealer Services, Inc.) (1999-2017).
141

Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Officers of the Funds:
Christopher E. Stickrod
1976
333 W. Wacker Drive
Chicago, IL 60606
Chief
Administrative
Officer
2020 Senior Managing Director (since 2017) and Head of Advisory Product (since
2020), formerly, Managing Director (2016-2017) and Senior Vice President (2013-
2016) of Nuveen; Senior Managing Director of Nuveen Securities, LLC (since
2018) and of Nuveen Fund Advisors, LLC (since 2019).
Brett E. Black
1972
333 West Wacker Drive
Chicago, IL 60606
Vice President
and Chief
Compliance
Officer
2022 Enterprise Senior Compliance Officer of Nuveen (since 2022); formerly, Vice
President (2014-2022), Chief Compliance Officer (2017-2022), Deputy Chief
Compliance Officer (2014-2017) and Senior Compliance Officer (2012-2014) of
BMO Funds, Inc.; formerly Senior Compliance Officer of BMO Asset Management
Corp. (2012-2014).
Mark J. Czarniecki
1979
901 Marquette Avenue
Minneapolis, MN 55402
Vice President
and Secretary
2013 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2016);
Managing Director (since 2022), formerly, Vice President (2017-2022) and
Assistant Secretary (since 2017) of Nuveen Fund Advisors, LLC; Managing Director and Associate General Counsel (since January 2022), formerly, Vice President and
Associate General Counsel of Nuveen (2013-2021); Managing Director (since
2022), formerly, Vice President (2018-2022), Assistant Secretary and Associate
General Counsel (since 2018) of Nuveen Asset Management, LLC.
Diana R. Gonzalez
1978
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2017 Vice President and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2017); Vice President, Associate General Counsel and Assistant Secretary of
Nuveen Asset Management, LLC (since 2022); Vice President and Associate
General Counsel of Nuveen (since 2017); Associate General Counsel of Jackson
National Asset Management, LLC (2012-2017).
Nathaniel T. Jones
1979
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Treasurer
2016 Senior Managing Director (since 2021), formerly, Managing Director
(2017-2021), Senior Vice President (2016-2017), formerly, Vice President (2011-
2016) of Nuveen; Managing Director (since 2015) of Nuveen Fund Advisors,
LLC; Chartered Financial Analyst.
Tina M. Lazar
1961
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2002 Managing Director (since 2017), formerly, Senior Vice President (2014-2017) of
Nuveen Securities, LLC.
Brian J. Lockhart
1974
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2019 Managing Director (since 2019) of Nuveen Fund Advisors, LLC; Senior
Managing Director (since 2021), formerly, Managing Director (2017-2021), Vice
President (2010-2017) of Nuveen; Head of Investment Oversight (since 2017), formerly, Team Leader of Manager Oversight (2015-2017); Chartered Financial
Analyst and Certified Financial Risk Manager.
Jacques M. Longerstaey
1963
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President 2019 Senior Managing Director, Chief Risk Officer, Nuveen, LLC (since May 2019);
Senior Managing Director (since May 2019) of Nuveen Fund Advisors, LLC;
formerly, Chief Investment and Model Risk Officer, Wealth & Investment
Management Division, Wells Fargo Bank (NA) (2013-2019).
John M. McCann
1975
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2022 Managing Director and Assistant Secretary of Nuveen Fund Advisors, LLC (since
2021); Managing Director, Associate General Counsel and Assistant Secretary
of Nuveen Asset Management, LLC (since 2021); Managing Director of TIAA
SMA Strategies LLC (since 2021); Managing Director (since 2019, formerly, Vice
President and Director), Associate General Counsel and Assistant Secretary of
College Retirement Equities Fund, TIAA Separate Account VA-1, TIAA-CREF
Funds and TIAA-CREF Life Funds; Managing Director (since 2018), formerly, Vice
President and Director, Associate General Counsel and Assistant Secretary of
Teachers Insurance and Annuity Association of America, Teacher Advisors LLC and
TIAA-CREF Investment Management, LLC; Vice President (since 2017), Associate
General Counsel and Assistant Secretary (since 2011) of Nuveen Alternative
Advisors LLC; General Counsel and Assistant Secretary of Covariance Capital
Management, Inc. (2014-2017).

Trustees and Officers
(Unaudited) (continued)
Name,
Year of Birth
& Address
Position(s) Held
with the Funds
Year First
Elected or
Appointed
(2)
Principal Occupation(s)
Including other Directorships
During Past 5 Years
Kevin J. McCarthy
1966
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2007 Senior Managing Director (since 2017) and Secretary and General Counsel
(since 2016) of Nuveen Investments, Inc., formerly, Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2008-2016);
Senior Managing Director (since 2017) and Assistant Secretary (since 2008) of
Nuveen Securities, LLC, formerly Executive Vice President (2016-2017) and
Managing Director (2008-2016); Senior Managing Director (since 2017) and
Secretary (since 2016) of Nuveen Fund Advisors, LLC, formerly, Co-General
Counsel (2011-2020), Executive Vice President (2016-2017), Managing Director
(2008-2016) and Assistant Secretary (2007-2016); Senior Managing Director
(since 2017), Secretary (since 2016) of Nuveen Asset Management, LLC, formerly, Associate General Counsel (2011-2020), Executive Vice President
(2016-2017) and Managing Director and Assistant Secretary (2011-2016); formerly
Vice President (2007-2021) and Secretary (2016-2021), of NWQ Investment
Management Company, LLC and Santa Barbara Asset Management, LLC; Vice
President and Secretary of Winslow Capital Management, LLC (since 2010). Senior
Managing Director (since 2017) and Secretary (since 2016) of Nuveen Alternative
Investments, LLC.
Jon Scott Meissner
1973
8500 Andrew Carnegie
Blvd.
Charlotte, NC 28262
Vice President
and Assistant
Secretary
2019 Managing Director of Mutual Fund Tax and Financial Reporting groups at
Nuveen (since 2017); Managing Director of Nuveen Fund Advisors, LLC (since
2019); Senior Director of Teachers Advisors, LLC and TIAA-CREF Investment
Management, LLC (since 2016); Senior Director (since 2015) Mutual Fund
Taxation to the TIAA-CREF Funds, the TIAA-CREF Life Funds, the TIAA
Separate Account VA-1 and the CREF Accounts; has held various positions with TIAA since 2004.
Deann D. Morgan
1969
730 Third Avenue
New York, NY 10017
Vice President 2020 President, Nuveen Fund Advisors, LLC (since 2020); Executive Vice President,
Global Head of Product at Nuveen (since 2019); Co-Chief Executive Officer of
Nuveen Securities, LLC (since 2020); Managing Member of MDR
Collaboratory LLC (since 2018); Managing Director, Head of Wealth
Management Product Structuring & COO Multi Asset Investing. The
Blackstone Group (2013-2017).
William A. Siffermann
1975
333 W. Wacker Drive
Chicago, IL 60606
Vice President 2017 Managing Director (since 2017), formerly Senior Vice President (2016-2017) and
Vice President (2011-2016) of Nuveen.
E. Scott Wickerham
1973
730 Third Avenue
New York, NY 10017
Vice President
and Controller
2019 Senior Managing Director, Head of Public Investment Finance at Nuveen (since
2019), formerly, Managing Director; Senior Managing Director (since 2019) of
Nuveen Fund Advisors, LLC; Principal Financial Officer, Principal Accounting
Officer and Treasurer (since 2017) of the TIAA-CREF Funds, the TIAA-CREF Life
Funds, the TIAA Separate Account VA-1 and Principal Financial Officer,
Principal Accounting Officer (since 2020) and Treasurer (since 2017) of the
CREF Accounts; formerly, Senior Director, TIAA-CREF Fund Administration
(2014-2015); has held various positions with TIAA since 2006.
Mark L. Winget
1968
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
2008 Vice President and Assistant Secretary of Nuveen Securities, LLC (since 2008), and Nuveen Fund Advisors, LLC (since 2019); Vice President, Associate
General Counsel and Assistant Secretary of Nuveen Asset Management, LLC
(since 2020); Vice President (since 2010) and Associate General Counsel (since
2019), formerly, Assistant General Counsel (2008-2016) of Nuveen.
Gifford R. Zimmerman
1956
333 W. Wacker Drive
Chicago, IL 60606
Vice President
and Assistant
Secretary
1988 Managing Director and Assistant Secretary of Nuveen Securities, LLC (since
2022); Managing Director, Assistant Secretary and General Counsel (since 2022), formerly, Co-General Counsel (2011-2020) of Nuveen Fund Advisors, LLC;
formerly, Managing Director (2004-2020) and Assistant Secretary (1994-2020) of
Nuveen Investments, Inc.; Managing Director, Assistant Secretary and Associate
General Counsel (since 2022) of Nuveen Asset Management, LLC; formerly, Vice
President and Assistant Secretary of NWQ Investment Management Company,
LLC (2002-2020), Santa Barbara Asset Management, LLC (2006-2020) and
Winslow Capital Management, LLC (2010-2020); Chartered Financial Analyst.
(1) Trustees serve an indefinite term until his/her successor is elected or appointed. The year first elected or appointed represents the year in which the director was first elected or appointed to any fund in the Nuveen Fund Complex.
(2) Officers serve one year terms through August of each year. The year first elected or appointed represents the year in which the officer was first elected or appointed to any fund in the Nuveen Fund Complex.

Nuveen Securities, LLC, member FINRA and SIPC 333 West Wacker Drive Chicago, IL 60606 www.nuveen.com
MAN-VALUE-0622D 2329975-INV-Y-08/23
Nuveen:
Serving Investors for Generations
Since 1898, financial advisors and their clients have relied on Nuveen to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality solutions designed to be integral components of a well-diversified core portfolio.
Focused on meeting investor needs.
Nuveen is the investment manager of TIAA. We have grown into one of the world’s premier global asset managers, with specialist knowledge across all major asset classes and particular strength in solutions that provide income for investors and that draw on our expertise in alternatives and responsible investing. Nuveen is driven not only by the independent investment processes across the firm, but also the insights, risk management, analytics and other tools and resources that a truly world-class platform provides. As a global asset manager, our mission is to work in partnership with our clients to create solutions which help them secure their financial future.
Find out how we can help you.
To learn more about how the products and services of Nuveen may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen, 333 W. Wacker Dr., Chicago, IL 60606.
Please read the prospectus carefully before you invest or send money.
Learn more about Nuveen Funds at: www.nuveen.com/mutual-funds

ITEM 2.	CODE OF ETHICS.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. There were no amendments to or waivers from the code during the period covered by this report. The registrant has posted the code of ethics on its website at www.nuveen.com/fund-governance. (To view the code, click on Code of Conduct.)

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by this report, the registrant’s Board of Directors or Trustees (“Board”) determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its Audit Committee. The registrant’s audit committee financial experts are Carole E. Stone, Jack B. Evans, Albin F. Moschner, John K. Nelson and Robert L. Young, who are “independent” for purposes of Item 3 of Form N-CSR.

Ms. Stone served for five years as Director of the New York State Division of the Budget. As part of her role as Director, Ms. Stone was actively involved in overseeing the development of the State’s operating, local assistance and capital budgets, its financial plan and related documents; overseeing the development of the State’s bond-related disclosure documents and certifying that they fairly presented the State’s financial position; reviewing audits of various State and local agencies and programs; and coordinating the State’s system of internal audit and control. Prior to serving as Director, Ms. Stone worked as a budget analyst/examiner with increasing levels of responsibility over a 30 year period, including approximately five years as Deputy Budget Director. Ms. Stone has also served as Chair of the New York State Racing Association Oversight Board, as Chair of the Public Authorities Control Board, as a Commissioner on the New York State Commission on Public Authority Reform and as a member of the Boards of Directors of several New York State public authorities. These positions have involved overseeing operations and finances of certain entities and assessing the adequacy of project/entity financing and financial reporting. Ms. Stone formerly served on the Board of Directors of CBOE Global Markets, Inc. (formerly, CBOE Holdings, Inc.), the Chicago Board Options Exchange, and the C2 Options Exchange. Ms. Stone’s position on the boards of these entities and as a member of both CBOE Holdings’ Audit Committee and its Finance Committee involved, among other things, the oversight of audits, audit plans and preparation of financial statements.

Mr. Evans was formerly President and Chief Operating Officer of SCI Financial Group, Inc., a full service registered broker-dealer and registered investment adviser (“SCI”). As part of his role as President and Chief Operating Officer, Mr. Evans actively supervised the Chief Financial Officer (the “CFO”) and actively supervised the CFO’s preparation of financial statements and other filings with various regulatory authorities. In such capacity, Mr. Evans was actively involved in the preparation of SCI’s financial statements and the resolution of issues raised in connection therewith. Mr. Evans has also served on the audit committee of various reporting companies. At such companies, Mr. Evans was involved in the oversight of audits, audit plans, and the preparation of financial statements. Mr. Evans also formerly chaired the audit committee of the Federal Reserve Bank of Chicago.

Mr. Moschner is a consultant in the wireless industry and, in July 2012, founded Northcroft Partners, LLC, a management consulting firm that provides operational, management and governance solutions. Prior to founding Northcroft Partners, LLC, Mr. Moschner held various positions at Leap Wireless International, Inc., a provider of wireless services, where he was as a consultant from February 2011 to July 2012, Chief Operating Officer from July 2008 to February 2011, and Chief Marketing Officer from August 2004 to June 2008. Before he joined Leap Wireless International, Inc., Mr. Moschner was President of the Verizon Card Services division of Verizon Communications, Inc. from 2000 to 2003, and President of One Point Services at One Point Communications from 1999 to 2000. Mr. Moschner also served at Zenith Electronics Corporation as Director, President and Chief Executive Officer from 1995 to 1996, and as Director, President and Chief Operating Officer from 1994 to 1995.

Mr. Nelson is on the Board of Directors of Core12, LLC. (since 2008), a private firm which develops branding, marketing, and communications strategies for clients. Mr. Nelson has extensive experience in global banking and markets, having served in several senior executive positions with ABN AMRO Holdings N.V. and its affiliated entities and predecessors, including LaSalle Bank Corporation from 1996 to 2008, ultimately serving as Chief Executive Officer of ABN AMRO N.V. North America. During his tenure at the bank, he also served as Global Head of its Financial Markets Division, which encompassed the bank’s Currency, Commodity, Fixed Income, Emerging Markets, and Derivatives businesses. He was a member of the Foreign Exchange Committee of the Federal Reserve Bank of the United States and during his tenure with ABN AMRO served as the bank’s representative on various committees of The Bank of Canada, European Central Bank, and The Bank of England. Mr. Nelson previously served as a senior, external advisor to the financial services practice of Deloitte Consulting LLP. (2012-2014).

Mr. Young has more than 30 years of experience in the investment management industry. From 1997 to 2017, he held various positions with J.P. Morgan Investment Management Inc. (“J.P. Morgan Investment”) and its affiliates (collectively, “J.P. Morgan”). Most recently, he served as Chief Operating Officer and Director of J.P. Morgan Investment (from 2010 to 2016) and as President and Principal Executive Officer of the J.P. Morgan Funds (from 2013 to 2016). As Chief Operating Officer of J.P. Morgan Investment, Mr. Young led service, administration and business platform support activities for J.P. Morgan’s domestic retail mutual fund and institutional commingled and separate account businesses, and co-led these activities for J.P. Morgan’s global retail and institutional investment management businesses. As President of the J.P. Morgan Funds, Mr. Young interacted with various service providers to these funds, facilitated the relationship between such funds and their boards, and was directly involved in establishing board agendas, addressing regulatory matters, and establishing policies and procedures. Before joining J.P. Morgan, Mr. Young, a former Certified Public Accountant (CPA), was a Senior Manager (Audit) with Deloitte & Touche LLP (formerly, Touche Ross LLP), where he was employed from 1985 to 1996. During his tenure there, he actively participated in creating, and ultimately led, the firm’s midwestern mutual fund practice.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following tables show the amount of fees that PricewaterhouseCoopers the Funds’ auditor, billed to the Funds’ during the Funds’ last two full fiscal years. The Audit Committee approved in advance all audit services and non-audit services that PricewaterhouseCoopers provided to the Funds, except for those non-audit services that were subject to the pre-approval exception under Rule 2-01 of Regulation S-X (the “pre-approval exception”). The preapproval exception for services provided directly to the Funds waives the pre-approval requirement for services other than audit, review or attest services if: (A) the aggregate amount of all such services provided constitutes no more than 5% of the total amount of revenues paid by the Funds during the fiscal year in which the services are provided; (B) the Funds did not recognize the services as non-audit services at the time of the engagement; and (C) the services are promptly brought to the Audit Committee’s attention, and the Committee (or its delegate) approves the services before the audit is completed.

Fiscal Year Ended June 30, 2022	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen International Value Fund	21,950	0	0	0

Total	$21,950	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen International Value Fund	0%	0%	0%	0%

June 30, 2021	Audit Fees Billed to Funds [1]	Audit-Related Fees Billed to Funds [2]	Tax Fees Billed to Funds [3]	All Other Fees Billed to Funds [4]
Fund Name
Nuveen International Value Fund	19,785	0	0	0

Total	$19,785	$0	$0	$0

[1]	“Audit Fees” are the aggregate fees billed for professional services for the audit of the Fund’s annual financial statements and services provided in connection with statutory and regulatory filings or engagements.
[2]	“Audit-Related Fees” are the aggregate fees billed for assurance and related services reasonably related to the performance of the audit or review of financial statements that are not reported under “Audit Fees”. These fees include offerings related to the Fund’s common shares and leverage.
[3]	“Tax Fees” are the aggregate fees billed for professional services for tax advice, tax compliance, and tax planning. These fees include: all global withholding tax services; excise and state tax reviews; capital gain, tax equalization and taxable basis calculations performed by the principal accountant.
[4]	“All Other Fees” are the aggregate fees billed for products and services other than “Audit Fees”, “Audit-Related Fees” and “Tax Fees”. These fees represent all “Agreed-Upon Procedures” engagements pertaining to the Fund’s use of leverage.

	Percentage Approved Pursuant to Pre-approval Exception
	Audit Fees Billed to Funds	Audit-Related Fees Billed to Funds	Tax Fees Billed to Funds	All Other Fees Billed to Funds
Fund Name
Nuveen International Value Fund	0%	0%	0%	0%

Fiscal Year Ended June 30, 2022	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended June 30, 2021	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
Nuveen Investment Trust II	$0	$0	$0

	Percentage Approved Pursuant to Pre-approval Exception
	Audit-Related Fees Billed to Adviser and Affiliated Fund Service Providers	Tax Fees Billed to Adviser and Affiliated Fund Service Providers	All Other Fees Billed to Adviser and Affiliated Fund Service Providers
	0%	0%	0%

Fiscal Year Ended June 30, 2022	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)
Fund Name
Nuveen International Value Fund	0	0	0

Total	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Fiscal Year Ended June 30, 2021	Total Non-Audit Fees Billed to Trust	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (engagements related directly to the operations and financial reporting of the Trust)	Total Non-Audit Fees billed to Adviser and Affiliated Fund Service Providers (all other engagements)
Fund Name
Nuveen International Value Fund	0	0	0

Total	$0	$0	$0

“Non-Audit Fees billed to Fund” for both fiscal year ends represent “Tax Fees” and “All Other Fees” billed to Fund in their respective amounts from the previous table.

Audit Committee Pre-Approval Policies and Procedures. Generally, the Audit Committee must approve (i) all non-audit services to be performed for the Funds by the Funds’ independent accountant and (ii) all audit and non-audit services to be performed by the Funds’ independent accountant for the Affiliated Fund Service Providers with respect to the operations and financial reporting of the Funds. Regarding tax and research projects conducted by the independent accountant for the Funds and Affiliated Fund Service Providers (with respect to operations and financial reports of the Trust), such engagements will be (i) pre-approved by the Audit Committee if they are expected to be for amounts greater than $10,000; (ii) reported to the Audit Committee Chair for her verbal approval prior to engagement if they are expected to be for amounts under $10,000 but greater than $5,000; and (iii) reported to the Audit Committee at the next Audit Committee meeting if they are expected to be for an amount under $5,000.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this registrant.

ITEM 6.	SCHEDULE OF INVESTMENTS.

a)	See Portfolio of Investments in Item 1.

b)	Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to this registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees implemented after the registrant last provided disclosure in response to this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

File the exhibits listed below as part of this Form.

(a	)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on registrant’s website at www.nuveen.com/fund-governance and there were no amendments during the period covered by this report. (To view the code, click on Code of Conduct.)

(a	)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: See EX-99.CERT attached hereto.

(a	)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable to this registrant.

(a	)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b	)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an Exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registration specifically incorporates it by reference: See EX-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Investment Trust II

By (Signature and Title)	/s/ Mark J. Czarniecki
Mark J. Czarniecki
Vice President and Secretary

Date: September 6, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher E. Stickrod
Christopher E. Stickrod
Chief Administrative Officer
(principal executive officer)

Date: September 6, 2022

By (Signature and Title)	/s/ E. Scott Wickerham
E. Scott Wickerham
Vice President and Controller
(principal financial officer)

Date: September 6, 2022